Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (99.0%)
Agency Adjustable Rate Mortgage (0.0%) (a)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.63%, 1.94%, 7/1/45	$11	$12
Agency Fixed Rate Mortgages (15.5%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.50%, 11/1/49	899	919
3.00%, 11/1/49 – 12/1/49	523	531
3.50%, 8/1/49	249	258
4.00%, 4/1/49 – 11/1/49	1,087	1,140
4.50%, 2/1/49	489	524
Gold Pools:
3.00%, 3/1/47 – 6/1/49	1,409	1,476
3.50%, 1/1/44 – 4/1/49	927	999
4.00%, 6/1/44 – 1/1/48	437	471
5.41%, 7/1/37 – 8/1/37	11	12
5.44%, 1/1/37 – 2/1/38	46	51
5.46%, 5/1/37 – 1/1/38	41	44
5.48%, 8/1/37	11	12
5.50%, 8/1/37 – 11/1/37	48	53
5.52%, 10/1/37	5	5
5.62%, 12/1/36 – 8/1/37	47	52
6.00%, 10/1/36 – 8/1/38	78	88
6.50%, 12/1/25 – 8/1/33	55	62
7.00%, 6/1/28 – 11/1/31	25	26
Federal National Mortgage Association,
Conventional Pools:
2.50%, 10/1/49 – 2/1/50	1,314	1,338
3.00%, 6/1/40 – 1/1/50	3,814	3,936
3.50%, 8/1/45 – 1/1/51	22,189	23,337
4.00%, 11/1/41 – 9/1/49	3,289	3,542
4.50%, 3/1/41 – 8/1/49	1,449	1,556
5.00%, 3/1/41	101	112
5.50%, 6/1/35 – 1/1/37	36	42
5.62%, 12/1/36	18	19
6.50%, 4/1/24 – 1/1/34	511	568
7.00%, 5/1/28 – 12/1/33	84	92
9.50%, 4/1/30	29	31
February TBA:
2.50%, 2/1/52 (b)	57,950	58,980
January TBA:
2.00%, 1/1/52 (b)	7,225	7,203
3.00%, 1/1/52 (b)	23,150	23,984
Government National Mortgage Association,
January TBA:
3.00%, 1/20/52 (b)	9,475	9,804
Various Pools:
3.50%, 11/20/40 – 7/20/49	991	1,044
4.00%, 8/20/41 – 11/20/49	3,055	3,227
4.50%, 4/20/49 – 7/20/49	380	396
5.00%, 12/20/48 – 2/20/49	60	63
6.50%, 5/15/40	298	344
		146,341

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Asset-Backed Securities (12.6%)
AASET 2018-2 US Ltd.,
4.45%, 11/18/38 (c)	3,009	2,878
AIMCO CLO,
Series 2018-B
3 Month USD LIBOR + 1.10%, 1.22%, 1/15/32 (c)(d)	3,600	3,602
Ajax Mortgage Loan Trust,
1.70%, 5/25/59 (c)	1,855	1,846
2.24%, 6/25/66 (c)	2,078	2,065
American Homes 4 Rent Trust,
6.07%, 10/17/52 (c)	601	659
AMSR Trust,
2.77%, 1/19/39 (c)	3,100	3,197
Aqua Finance Trust,
1.54%, 7/17/46 (c)	1,437	1,425
3.47%, 7/16/40 (c)	900	917
BCMSC Trust,
7.51%, 1/15/29 (d)	1,336	1,302
Benefit Street Partners CLO XX Ltd.,
3 Month USD LIBOR + 1.17%, 1.31%, 7/15/34 (c)(d)	3,685	3,688
Blackbird Capital Aircraft,
2.44%, 7/15/46 (c)	1,529	1,513
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (c)	714	678
Cascade MH Asset Trust,
4.00%, 11/25/44 (c)(d)	1,309	1,364
CFMT 2020-HB4 LLC,
2.72%, 12/26/30 (c)(d)	3,850	3,845
Cologix Data Centers US Issuer LLC,
3.30%, 12/26/51 (c)	2,125	2,125
Conn's Receivables Funding 2021-A LLC,
2.87%, 5/15/26 (c)	1,300	1,297
Consumer Loan Underlying Bond Credit Trust,
4.41%, 10/15/26 (c)	2,000	2,027
4.66%, 7/15/26 (c)	1,000	1,013
5.21%, 7/15/25 (c)	388	392
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25	19	15
CWABS Asset-Backed Certificates Trust,
1 Month USD LIBOR + 1.58%, 1.67%, 12/25/34 (d)	3,680	3,678
Diamond Resorts Owner Trust,
4.02%, 2/20/32 (c)	661	671
Fair Square Issuance Trust,
2.90%, 9/20/24 (c)	900	901
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (c)	803	784
FCI Funding LLC,
3.63%, 2/18/31 (c)	97	97
Foundation Finance Trust,
3.86%, 11/15/34 (c)	334	342
Freed ABS Trust,
3.19%, 11/18/26 (c)	678	679
GAIA Aviation Ltd.,
7.00%, 12/15/44 (c)	1,387	1,118
GCI Funding I LLC,
2.82%, 10/18/45 (c)	877	881
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29 (c)	875	867
Class A2
3.21%, 1/22/29 (c)	3,290	3,290

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Goodgreen Trust,
5.53%, 4/15/55 (c)		2,307	2,393
5.74%, 10/15/56 (c)		3,318	3,334
JOL Air Ltd.,
4.95%, 4/15/44 (c)		241	227
Lunar Aircraft Ltd.,
3.38%, 2/15/45 (c)		422	409
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (c)		934	915
MAPS Ltd.,
4.21%, 5/15/43 (c)		467	458
METAL LLC,
4.58%, 10/15/42 (c)		620	561
Mosaic Solar Loan Trust,
2.10%, 4/20/46 (c)		701	704
Navistar Financial Dealer Note Master Trust,
1 Month USD LIBOR + 2.90%, 3.00%, 7/25/25 (c)(d)		1,300	1,305
New Residential Mortgage LLC,
5.44%, 6/25/25 – 7/25/25 (c)		5,170	5,238
Newday Funding Master Issuer PLC,
SOFR + 1.10%, 1.15%, 3/15/29 (c)(d)		4,150	4,181
Newtek Small Business Loan Trust,
Daily U.S. Prime Rate - 0.55%, 2.70%, 2/25/44 (c)(d)		410	412
NRZ Excess Spread-Collateralized Notes,
Class A
3.47%, 11/25/26 (c)		2,589	2,589
NYCTL Trust,
2.19%, 11/10/32 (c)		466	467
Octagon Investment Partners 51 Ltd.,
3 Month USD LIBOR + 1.15%, 1.28%, 7/20/34 (c)(d)		5,225	5,228
Oxford Finance Funding LLC,
3.10%, 2/15/28 (c)		1,000	1,011
5.44%, 2/15/27 (c)		425	434
PMT FMSR Issuer Trust,
1 Month USD LIBOR + 3.00%, 3.09%, 3/25/26 (c)(d)		3,900	3,915
PNMAC FMSR Issuer Trust,
1 Month USD LIBOR + 2.35%, 2.44%, 4/25/23 (c)(d)		2,000	1,998
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.65%, 2.75%, 8/25/25 (c)(d)		1,400	1,403
1 Month USD LIBOR + 2.85%, 2.95%, 2/25/23 (c)(d)		1,000	1,003
PRET 2021-NPL6 LLC,
2.49%, 7/25/51 (c)		2,150	2,172
Progress Residential Trust,
2.31%, 5/17/38 (c)		650	640
Prosper Marketplace Issuance Trust,
3.20%, 2/17/26 (c)		311	311
Raptor Aircraft Finance I LLC,
4.21%, 8/23/44 (c)		2,238	2,013
ReadyCap Lending Small Business Loan Trust,
Daily U.S. Prime Rate - 0.50%, 2.75%, 12/27/44 (c)(d)		605	594
Republic Finance Issuance Trust,
3.54%, 11/20/30 (c)		1,385	1,414
S-Jets Ltd.,
3.97%, 8/15/42 (c)		3,188	3,109
Sculptor CLO XXVI Ltd.,
3 Month USD LIBOR + 1.27%, 1.42%, 7/20/34 (c)(d)		4,900	4,925
SFS Asset Securitization LLC,
4.24%, 6/10/25 (c)		2,137	2,138
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.01%, 7/25/39 – 1/25/40 (d)	EUR	3,719	4,113
Small Business Origination Loan Trust,
3.89%, 12/15/27	GBP	751	1,017

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Sofi Consumer Loan Program Trust,
3.79%, 4/26/27 (c)	$26	26
4.02%, 8/25/27 (c)	39	39
Sprite Ltd.,
4.25%, 12/15/37 (c)	468	463
START Ireland,
4.09%, 3/15/44 (c)	324	323
Start Ltd.,
4.09%, 5/15/43 (c)	3,237	3,185
Sunbird Engine Finance LLC,
3.67%, 2/15/45 (c)	963	929
Tricon American Homes Trust,
5.10%, 1/17/36 (c)	3,500	3,564
Upstart Securitization Trust,
3.73%, 9/20/29 (c)	732	736
		119,052
Collateralized Mortgage Obligations - Agency Collateral Series (1.6%)
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 4.44%, 12/25/26 (c)(d)	90	91
1 Month USD LIBOR + 5.25%, 5.34%, 7/25/26 (c)(d)	46	46
IO
0.33%, 11/25/27 (d)	23,577	429
2.63%, 1/25/49 (d)	4,091	797
2.65%, 2/25/49 (d)	9,522	1,920
2.66%, 1/25/49 (d)	17,200	3,451
2.73%, 9/25/48 (d)	16,800	3,413
2.74%, 8/25/48 (d)	5,484	1,070
3.07%, 11/25/36 (d)	4,400	1,448
3.09%, 4/25/39 (d)	3,200	1,051
3.46%, 10/25/38 (d)	3,500	1,246
IO REMIC
6.00% - 1 Month USD LIBOR, 5.89%, 11/15/43 (e)	527	86
IO STRIPS
7.50%, 12/15/29	15	2
Federal National Mortgage Association,
IO PAC REMIC
8.00%, 9/18/27	42	6
IO REMIC
6.00%, 7/25/33	32	4
IO STRIPS
6.50%, 9/25/29 – 12/25/29	187	22
8.00%, 4/25/24	8	—	@
8.50%, 10/25/25	12	1
9.00%, 11/25/26	13	1
REMIC
7.00%, 9/25/32	117	138
Government National Mortgage Association,
IO
5.00%, 2/16/41	102	18
		15,240
Commercial Mortgage-Backed Securities (6.7%)
Bancorp Commercial Mortgage Trust,
SOFR + 2.41%, 2.46%, 9/15/36 (c)(d)	1,400	1,396
BANK 2019-BNK21,
IO
0.87%, 10/17/52 (d)	14,874	843
BANK 2020-BNK30,
2.92%, 12/15/53 (d)	4,200	3,865

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Benchmark Mortgage Trust,
3.76%, 7/15/53 (c)		2,000	2,006
IO
0.88%, 9/15/48 (c)(d)		31,000	1,238
BF Mortgage Trust,
1 Month USD LIBOR + 1.70%, 1.81%, 12/15/35 (c)(d)		2,500	2,495
BXP Trust,
1 Month USD LIBOR + 3.00%, 3.11%, 11/15/34 (c)(d)		1,150	1,071
CG-CCRE Commercial Mortgage Trust,
1 Month USD LIBOR + 1.85%, 1.96%, 11/15/31 (c)(d)		557	547
Citigroup Commercial Mortgage Trust,
3.50%, 12/10/41 (c)(d)		1,100	869
IO
0.72%, 11/10/48 (d)		2,376	58
0.88%, 9/10/58 (d)		4,412	125
Commercial Mortgage Trust,
3.40%, 8/15/57 (c)(d)		1,400	1,343
IO
0.06%, 7/10/45 (d)		9,820	5
0.70%, 10/10/47 (d)		2,750	45
1.00%, 7/15/47 (d)		2,748	56
Credit Suisse Mortgage Capital Certificates,
Class A
1 Month USD LIBOR + 3.00%, 3.25%, 12/15/35 (c)(d)		5,275	5,306
CSWF Commercial Mortgage Trust,
1 Month USD LIBOR + 1.57%, 1.68%, 6/15/34 (c)(d)		3,350	3,335
DROP Mortgage Trust,
1 Month USD LIBOR + 1.15%, 1.26%, 4/15/26 (c)(d)		3,525	3,532
GS Mortgage Securities Trust,
4.74%, 8/10/46 (c)(d)		500	490
IO
0.71%, 9/10/47 (d)		4,758	78
1.22%, 10/10/48 (d)		4,819	185
Highways 2021 PLC,
3 Month GBP SONIA + 1.35%, 1.49%, 11/18/26 (c)(d)	GBP	2,775	3,761
InTown Hotel Portfolio Trust,
1 Month USD LIBOR + 2.30%, 2.41%, 1/15/33 (c)(d)		$579	578
Jackson Park Trust LIC,
3.24%, 10/14/39 (c)(d)		1,700	1,558
JP Morgan Chase Commercial Mortgage Securities Corp.,
1 Month USD LIBOR + 2.45%, 2.56%, 4/15/38 (c)(d)		2,400	2,402
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.51%, 4/15/46 (d)		6,956	47
0.59%, 12/15/49 (d)		3,715	85
0.86%, 7/15/47 (d)		5,545	74
JPMBB Commercial Mortgage Securities Trust,
4.65%, 4/15/47 (c)(d)		775	778
IO
0.96%, 8/15/47 (d)		3,442	72
Last Mile Logistics Pan Euro Finance DAC,
1.90%, 8/17/33	EUR	747	854
Manhattan West Mortgage Trust,
2.34%, 9/10/39 (c)(d)		$1,500	1,447
MF1 2021-W10X,
SOFR + 2.82%, 2.87%, 12/15/34 (c)(d)		4,350	4,354
MFT Mortgage Trust,
3.28%, 8/10/40 (c)(d)		1,000	983
MFT Trust,
3.48%, 2/10/42 (c)(d)		800	750

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

MKT 2020-525M Mortgage Trust,
2.94%, 2/12/40 (c)(d)		1,000	920
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.70%, 1.80%, 10/15/49 (c)(d)		232	231
1 Month USD LIBOR + 1.95%, 2.05%, 3/25/50 (c)(d)		1,971	1,977
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 2.20%, 2.31%, 7/15/36 (c)(d)		2,300	2,300
4.13%, 5/15/39(c)(d)		2,300	2,226
4.32%, 1/15/43 (c)(d)		800	809
Olympic Tower Mortgage Trust,
3.57%, 5/10/39 (c)		2,900	3,056
Real Estate Asset Liquidity Trust,
IO
1.15%, 2/12/31 (c)(d)	CAD	32,966	1,464
SG Commercial Mortgage Securities Trust,
3.73%, 3/15/37 (c)(d)		$1,900	1,884
SLG Office Trust,
IO
0.26%, 7/15/41 (c)(d)		34,800	710
Wells Fargo Commercial Mortgage Trust,
1 Month USD LIBOR + 1.74%, 1.85%, 2/15/37 (c)(d)		900	895
WFRBS Commercial Mortgage Trust,
4.14%, 5/15/45 (c)(d)		425	418
			63,521
Corporate Bonds (33.1%)
Finance (10.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28		2,500	2,537
4.13%, 7/3/23		1,150	1,195
Aflac, Inc.,
4.75%, 1/15/49		500	664
American International Group, Inc.,
4.50%, 7/16/44		1,075	1,327
Anthem, Inc.,
2.25%, 5/15/30		1,325	1,322
Aon Corp.,
2.80%, 5/15/30		1,750	1,806
AON Corp./AON Global Holdings PLC,
2.60%, 12/2/31		850	866
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (c)		875	839
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (c)		2,650	2,709
Banco de Credito e Inversiones SA,
2.88%, 10/14/31 (c)		2,275	2,245
Banco Santander Chile,
2.70%, 1/10/25 (c)		1,125	1,150
Banco Santander SA,
5.18%, 11/19/25		600	668
Bank Hapoalim BM,
3.26%, 1/21/32 (c)		2,075	2,065
Bank of America Corp.,
1.73%, 7/22/27		2,525	2,508
2.69%, 4/22/32		7,200	7,314
MTN
2.68%, 6/19/41		675	651
4.00%, 1/22/25		1,055	1,127
Bank of Ireland Group PLC,
2.03%, 9/30/27 (c)		2,500	2,458

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Bank of Montreal,
3.80%, 12/15/32	2,700	2,898
Belrose Funding Trust,
2.33%, 8/15/30 (c)	1,225	1,202
BNP Paribas SA,
2.82%, 11/19/25 (c)	700	721
4.40%, 8/14/28 (c)	1,050	1,178
BPCE SA,
3.12%, 10/19/32 (c)	1,100	1,105
5.15%, 7/21/24 (c)	2,750	2,980
Brookfield Finance LLC,
3.45%, 4/15/50	1,350	1,410
Brown & Brown, Inc.,
2.38%, 3/15/31	900	878
4.20%, 9/15/24	1,150	1,228
Citigroup, Inc.,
2.52%, 11/3/32	1,450	1,450
CNO Financial Group, Inc.,
5.25%, 5/30/29	885	1,017
Coinbase Global, Inc.,
3.38%, 10/1/28 (c)(f)	1,010	945
Danske Bank A/S,
5.00%, 1/12/23 (c)	350	350
Deutsche Bank AG,
2.22%, 9/18/24	1,200	1,216
3.95%, 2/27/23	850	877
Global Atlantic Fin Co.,
4.70%, 10/15/51 (c)	2,220	2,253
Goldman Sachs Group, Inc. (The),
2.65%, 10/21/32	3,025	3,047
MTN
4.80%, 7/8/44	625	800
Grupo Aval Ltd.,
4.38%, 2/4/30 (c)	770	740
Howard Hughes Corp. (The),
4.38%, 2/1/31 (c)	1,480	1,497
HSBC Holdings PLC,
4.25%, 3/14/24	2,325	2,456
Intercontinental Exchange, Inc.,
1.85%, 9/15/32	2,675	2,568
Intesa Sanpaolo SpA,
5.25%, 1/12/24	610	656
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (c)	1,490	1,530
JPMorgan Chase & Co.,
1.95%, 2/4/32	1,025	988
2.55%, 11/8/32	3,375	3,398
4.13%, 12/15/26	3,225	3,559
JPMorgan Chase Bank NA,
0.13%, 1/1/23 (c)	1,140	1,130
Kimco Realty Corp.,
3.70%, 10/1/49	1,050	1,122
Life Storage LP,
2.40%, 10/15/31	1,050	1,033
Lloyds Banking Group PLC,
3.57%, 11/7/28	250	267
4.38%, 3/22/28	1,525	1,712
Macquarie Group Ltd.,
2.87%, 1/14/33 (c)	1,350	1,347
Marsh & McLennan Cos., Inc.,
5.88%, 8/1/33	1,554	2,068

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Metropolitan Life Global Funding I,
2.95%, 4/9/30 (c)	1,300	1,372
Nationwide Building Society,
3.96%, 7/18/30	1,200	1,320
4.30%, 3/8/29	1,550	1,709
Natwest Group PLC,
3.88%, 9/12/23	875	913
Oversea-Chinese Banking Corp. Ltd.,
1.83%, 9/10/30 (c)	970	963
Pine Street Trust I,
4.57%, 2/15/29 (c)	575	650
Progressive Corp. (The),
3.20%, 3/26/30	175	189
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/1/31 (c)	1,350	1,372
Societe Generale SA,
2.63%, 1/22/25 (c)	1,625	1,667
Standard Chartered PLC,
2.68%, 6/29/32 (c)	475	467
SVB Financial Group,
1.80%, 2/2/31	2,900	2,752
4.10%, 2/15/31 (g)	970	964
Travelers Cos., Inc. (The),
3.75%, 5/15/46	800	923
USAA Capital Corp.,
2.13%, 5/1/30 (c)	350	351
Wells Fargo & Co.,
MTN
2.88%, 10/30/30	1,150	1,197
Westpac Banking Corp.,
2.67%, 11/15/35	775	756
		102,642
Industrials (20.4%)
7-Eleven, Inc.,
2.50%, 2/10/41 (c)	1,450	1,340
AbbVie, Inc.,
4.25%, 11/21/49	850	1,025
Adobe, Inc.,
2.30%, 2/1/30	1,975	2,021
Airbnb, Inc.,
0.00%, 3/15/26 (c)	1,015	996
Alibaba Group Holding Ltd.,
2.13%, 2/9/31 (f)	825	797
Altria Group, Inc.,
3.40%, 2/4/41	1,575	1,455
Amazon.com, Inc.,
2.70%, 6/3/60	1,075	1,039
American Airlines Inc/AAdvantage Loyalty IP Ltd.,
5.75%, 4/20/29 (c)	1,590	1,703
Amgen, Inc.,
2.80%, 8/15/41	1,075	1,036
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 6/1/30	650	713
4.60%, 4/15/48	2,683	3,288
Apple, Inc.,
2.65%, 5/11/50	2,050	2,020
2.70%, 8/5/51	975	966
Arches Buyer, Inc.,
4.25%, 6/1/28 (c)	1,315	1,317

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

AT&T, Inc.,
2.55%, 12/1/33	1,725	1,689
3.55%, 9/15/55	3,375	3,393
Baidu, Inc.,
1.72%, 4/9/26	1,450	1,435
BAT Capital Corp.,
3.56%, 8/15/27	2,100	2,204
Boeing Co. (The),
2.95%, 2/1/30	650	663
3.25%, 2/1/35	225	227
3.95%, 8/1/59	350	365
BP Capital Markets PLC,
4.38%, 6/22/25 (g)	700	733
4.88%, 3/22/30 (g)	700	758
Burlington Northern Santa Fe LLC,
3.30%, 9/15/51	850	925
Canadian Pacific Railway Co.,
3.10%, 12/2/51	775	798
CDW LLC,
2.67%, 12/1/26	675	693
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.30%, 2/1/32	275	261
2.80%, 4/1/31	975	966
3.50%, 3/1/42	3,700	3,595
Chemours Co. (The),
4.63%, 11/15/29 (c)	1,990	1,978
Children's Health System of Texas,
2.51%, 8/15/50	800	758
Cigna Corp.,
2.38%, 3/15/31	1,975	1,987
3.40%, 3/15/51	625	655
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	540	553
Comcast Corp.,
1.95%, 1/15/31	3,725	3,654
2.94%, 11/1/56 (c)	1,250	1,194
CVS Health Corp.,
1.88%, 2/28/31	2,550	2,449
5.13%, 7/20/45	425	554
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26 (c)	2,200	2,211
Dell International LLC/EMC Corp.,
3.45%, 12/15/51 (c)	1,575	1,515
6.02%, 6/15/26	1,475	1,707
Delta Air Lines Pass Through Trust,
Series AA
3.20%, 10/25/25	1,050	1,087
Dexcom, Inc.,
0.25%, 11/15/25 (f)	1,175	1,400
Diamond Sports Group LLC/Diamond Sports Finance Co.,
6.63%, 8/15/27 (c)	700	198
Diamondback Energy, Inc.,
3.25%, 12/1/26	1,750	1,847
Duke University,
Series 2020
2.83%, 10/1/55	1,600	1,661
DXC Technology Co.,
1.80%, 9/15/26	3,450	3,413
Enbridge, Inc.,
2.50%, 1/15/25 (f)	925	951
2.50%, 8/1/33	3,025	2,973

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Energy Transfer LP,
2.90%, 5/15/25	1,575	1,628
3.90%, 7/15/26	750	808
4.75%, 1/15/26	275	301
Enterprise Products Operating LLC,
3.30%, 2/15/53	825	822
Equinix, Inc.,
1.00%, 9/15/25	2,500	2,427
Expedia Group, Inc.,
0.00%, 2/15/26 (c)(f)	950	1,098
Exxon Mobil Corp.,
3.45%, 4/15/51	1,375	1,493
Fiserv, Inc.,
2.65%, 6/1/30	500	508
Ford Motor Credit Co. LLC,
3.10%, 5/4/23	200	204
4.00%, 11/13/30	490	528
GMTN
4.39%, 1/8/26	800	863
Fox Corp.,
5.48%, 1/25/39	1,300	1,680
Galaxy Pipeline Assets Bidco Ltd.,
1.75%, 9/30/27 (c)	2,985	2,994
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	1,062	1,269
General Motors Co.,
6.60%, 4/1/36	200	271
General Motors Financial Co., Inc.,
3.85%, 1/5/28	800	862
4.35%, 1/17/27	1,825	2,012
Georgia-Pacific LLC,
2.30%, 4/30/30 (c)	1,525	1,528
Gilead Sciences, Inc.,
2.80%, 10/1/50	700	680
Glencore Funding LLC,
4.13%, 3/12/24 (c)	2,375	2,499
GLP Capital LP/GLP Financing II, Inc.,
3.25%, 1/15/32	350	352
5.38%, 4/15/26	1,250	1,394
GSK Finance No 3 PLC,
0.00%, 6/22/23 (c)	1,500	1,474
HCA, Inc.,
5.25%, 6/15/49	950	1,222
Hyatt Hotels Corp.,
1.80%, 10/1/24	1,600	1,602
Hyundai Capital America,
1.80%, 1/10/28 (c)	2,650	2,563
Imperial Brands Finance PLC,
3.13%, 7/26/24 (c)	1,000	1,034
JBS Finance Luxembourg Sarl,
2.50%, 1/15/27 (c)	1,575	1,559
Johns Hopkins University,
Series A
2.81%, 1/1/60	1,170	1,203
Kimberly-Clark de Mexico SAB de CV,
2.43%, 7/1/31 (c)	1,375	1,361
Las Vegas Sands Corp.,
3.20%, 8/8/24	850	866
Level 3 Financing, Inc.,
3.40%, 3/1/27 (c)	1,275	1,318

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (c)	1,570	1,600
LYB International Finance III LLC,
4.20%, 5/1/50	550	637
MARB BondCo PLC,
3.95%, 1/29/31 (c)	2,720	2,602
Marriott Vacations Worldwide Corp.,
1.50%, 9/15/22	915	1,117
McDonald's Corp.,
4.45%, 9/1/48	450	556
McLaren Health Care Corp., Series A
4.39%, 5/15/48	1,175	1,458
Microsoft Corp.,
2.53%, 6/1/50	750	734
NBN Co. Ltd.,
2.63%, 5/5/31 (c)	2,400	2,412
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (c)	2,550	2,545
NIKE, Inc.,
3.25%, 3/27/40	650	709
Nissan Motor Co. Ltd.,
3.04%, 9/15/23 (c)	2,400	2,464
NOVA Chemicals Corp.,
4.25%, 5/15/29 (c)(f)	1,510	1,518
NuStar Logistics LP,
6.38%, 10/1/30	2,350	2,612
NVIDIA Corp.,
2.00%, 6/15/31	1,150	1,145
Occidental Petroleum Corp.,
3.20%, 8/15/26	10	10
3.50%, 8/15/29	2,600	2,675
ONEOK, Inc.,
3.10%, 3/15/30	1,625	1,657
Ooredoo International Finance Ltd.,
2.63%, 4/8/31 (c)	1,470	1,479
Oracle Corp.,
2.50%, 4/1/25	1,900	1,946
Peloton Interactive, Inc.,
0.00%, 2/15/26 (c)	2,115	1,803
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29 (c)	2,800	2,820
RingCentral, Inc.,
0.00%, 3/15/26	895	797
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (c)	2,125	2,189
Royalty Pharma PLC,
3.55%, 9/2/50	925	919
Saudi Arabian Oil Co.,
3.25%, 11/24/50 (c)	960	938
SBA Communications Corp.,
3.13%, 2/1/29 (c)	1,610	1,548
Seattle Children's Hospital,
Series 2021
2.72%, 10/1/50	2,750	2,704
Sherwin-Williams Co. (The),
2.30%, 5/15/30	925	924
2.95%, 8/15/29	625	658
Silgan Holdings, Inc.,
1.40%, 4/1/26 (c)	2,150	2,100

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Splunk, Inc.,
1.13%, 6/15/27		1,200	1,125
Spotify USA, Inc.,
0.00%, 3/15/26 (c)		1,190	1,079
Standard Industries, Inc.,
2.25%, 11/21/26 (c)	EUR	575	643
Syngenta Finance N.V.,
4.89%, 4/24/25 (c)		$975	1,048
T-Mobile USA, Inc.,
2.25%, 11/15/31 (f)		1,700	1,651
3.60%, 11/15/60		650	646
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
4.00%, 1/15/32 (c)		2,695	2,821
Telefonica Emisiones SA,
4.10%, 3/8/27		1,800	1,983
TotalEnergies SE,
Series FP
0.50%, 12/2/22		1,200	1,226
Trimble, Inc.,
4.15%, 6/15/23		1,150	1,196
Uber Technologies, Inc.,
0.00%, 12/15/25		1,560	1,539
Univision Communications, Inc.,
4.50%, 5/1/29 (c)		1,470	1,487
US Foods, Inc.,
4.75%, 2/15/29 (c)		2,350	2,392
Verizon Communications, Inc.,
2.36%, 3/15/32 (c)		300	296
2.65%, 11/20/40		2,050	1,951
2.99%, 10/30/56		1,675	1,589
3.40%, 3/22/41		275	288
Volkswagen Group of America Finance LLC,
4.75%, 11/13/28 (c)		1,025	1,181
Vontier Corp.,
2.40%, 4/1/28 (c)		2,700	2,613
VTR Finance N.V.,
6.38%, 7/15/28 (c)		1,050	1,094
Walt Disney Co. (The),
2.75%, 9/1/49		2,491	2,417
3.50%, 5/13/40		375	412
Western Digital Corp.,
1.50%, 2/1/24		1,055	1,070
Williams Cos., Inc. (The),
3.50%, 10/15/51		500	506
Ziff Davis, Inc.,
1.75%, 11/1/26 (c)		825	1,024
Zynga, Inc.,
0.00%, 12/15/26		1,150	1,055
			193,197
Utilities (1.8%)
DTE Electric Co.,
2.95%, 3/1/50		350	354
Duke Energy Indiana LLC,
2.75%, 4/1/50		460	449
Jersey Central Power & Light Co.,
2.75%, 3/1/32 (c)		1,400	1,420
Mississippi Power Co.,
3.95%, 3/30/28		2,325	2,550

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

NextEra Energy Capital Holdings, Inc.,
3.00%, 1/15/52	1,350	1,351
Northern States Power Co.,
2.90%, 3/1/50	1,400	1,417
NRG Energy, Inc.,
3.63%, 2/15/31 (c)	1,530	1,494
Pacific Gas and Electric Co.,
3.30%, 8/1/40	775	720
Piedmont Natural Gas Co., Inc.,
2.50%, 3/15/31	975	976
Public Service Enterprise Group, Inc.,
2.45%, 11/15/31	2,750	2,721
Virginia Electric and Power Co.,
2.95%, 11/15/51	1,375	1,384
Xcel Energy, Inc.,
2.60%, 12/1/29	1,850	1,893
		16,729
		312,568
Mortgages - Other (19.4%)
510 Asset Backed 2021-NPL1 Trust,
2.24%, 6/25/61 (c)	2,516	2,500
Adjustable Rate Mortgage Trust,
3.27%, 6/25/35 (d)	94	96
Ajax Mortgage Loan Trust,
2.35%, 9/25/65 (c)(d)	725	722
Alternative Loan Trust,
1 Month USD LIBOR + 0.36%, 0.46%, 5/25/47 (d)	87	84
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 0.75%, 7/25/46 (d)	121	99
6.36%, 10/25/36	424	176
Banc of America Funding Trust,
5.25%, 7/25/37	20	20
Bear Stearns ARM Trust,
2.54%, 2/25/34 (d)	555	568
BRAVO Residential Funding Trust,
2.00%, 5/25/59 (c)(d)	2,029	2,033
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (c)(d)	2,557	2,440
1.75%, 10/25/61 (c)(d)	2,536	2,457
Bunker Hill Loan Depositary Trust,
1.72%, 2/25/55 (c)(d)	1,329	1,337
Cascade Funding Mortgage Trust,
1.94%, 9/25/50 (c)(d)	4,322	4,238
3.73%, 6/25/36 (c)(d)	3,825	3,801
4.00%, 10/25/68 (c)(d)	1,919	1,950
CFMT 2021-HB5 LLC,
2.91%, 2/25/31 (c)(d)	3,800	3,749
ChaseFlex Trust,
6.00%, 2/25/37	614	341
CIM Trust,
2.50%, 7/1/51 (c)(d)	3,853	3,876
Citigroup Mortgage Loan Trust,
2.50%, 9/25/51 (c)(d)	4,763	4,758
COLT 2021-RPL1 Trust,
1.67%, 9/25/61 (c)(d)	1,726	1,714
Credit Suisse Mortgage Capital Certificates,
1 Month USD LIBOR + 3.97%, 4.08%, 4/15/23 (c)(d)	3,272	3,286
1 Month USD LIBOR + 3.67%, 4.17%, 12/15/23 (c)(d)	3,300	3,309

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

E-MAC NL 2004-I BV,
3 Month EURIBOR + 0.18%, 1.71%, 7/25/36 (d)	EUR	397	445
Eurosail BV,
3 Month EURIBOR + 1.80%, 1.25%, 10/17/40 (d)		700	798
Eurosail PLC,
3 Month GBP LIBOR + 1.10%, 1.04%, 6/13/45 (d)	GBP	581	778
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 1.63%, 7/15/47 (d)		209	283
Federal Home Loan Mortgage Corporation,
3.00%, 7/25/46 – 5/25/47		$1,193	1,188
3.50%, 5/25/45 – 5/25/47		489	500
3.80%, 5/25/45 (c)(d)		4	4
4.00%, 5/25/45		11	11
1 Month USD LIBOR + 5.15%, 5.25%, 10/25/29 (d)		300	327
Flagstar Mortgage Trust,
2.50%, 9/25/51 (c)(d)		3,780	3,779
FMC GMSR Issuer Trust,
3.85%, 10/25/26 (c)(d)		2,600	2,585
4.45%, 1/25/26 (c)(d)		3,500	3,514
Glenbeigh 2 Issuer 2021-2 DAC,
3 Month EURIBOR + 0.75%, 0.21%, 6/24/50 (c)(d)	EUR	4,261	4,859
Grifonas Finance No. 1 PLC,
6 Month EURIBOR + 0.28%, 0.00%, 8/28/39 (d)		309	348
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 0.29%, 1/19/38 (d)		$319	311
Headlands Residential 2021-RPL1 LLC,
2.49%, 9/25/26 (c)(d)		3,320	3,320
Hundred Acre Wood Trust,
2.50%, 10/25/51 (c)(d)		9,142	9,142
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (d)	EUR	385	406
JP Morgan Mortgage Trust,
3.03%, 6/25/37 (d)		$69	61
6.00%, 6/25/37		33	39
Landmark Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.60%, 0.00%, 6/17/38 (d)	EUR	717	806
Legacy Mortgage Asset Trust,
3.25%, 2/25/60 (c)		$2,857	2,875
Lehman Mortgage Trust,
6.50%, 9/25/37		626	311
LHOME Mortgage Trust,
3.23%, 10/25/24 (c)		675	678
Mello Mortgage Capital Acceptance,
2.50%, 8/25/51 (c)(d)		4,559	4,558
Mello Warehouse Securitization Trust,
1 Month USD LIBOR + 0.70%, 0.79%, 2/25/55 (c)(d)		2,215	2,204
1 Month USD LIBOR + 1.30%, 1.40%, 11/25/53 (c)(d)		2,000	1,996
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 1.70%, 1.81%, 8/15/38 (c)(d)		3,250	3,251
New Residential Mortgage Loan Trust,
3.99%, 9/25/57 (c)(d)		513	530
Newgate Funding PLC,
3 Month GBP LIBOR + 1.10%, 0.26%, 12/15/50 (d)	GBP	1,252	1,640
NYMT Loan Trust,
2.94%, 10/25/60 (c)(d)		$3,078	3,075
OBX Trust,
3.50%, 10/25/59 – 2/25/60 (c)(d)		899	913
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.93%, 1.03%, 3/12/61 (c)(d)		533	532
Preston Ridge Partners LLC,
1.74%, 9/25/26 (c)(d)		2,559	2,531
2.36%, 10/25/26 (c)(d)		2,784	2,764
2.49%, 10/25/26 (c)		2,665	2,665

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

PRMI Securitization Trust,
2.50%, 4/25/51 (c)(d)		4,902	4,924
Sage AR Funding PLC (SGSHR) No. 1,
0.16%, 11/17/51	GBP	3,625	4,916
Seasoned Credit Risk Transfer Trust,
3.00%, 9/25/55 – 5/25/60		$14,119	14,715
4.00%, 7/25/56 (d)		450	455
4.00%, 8/25/56 (c)(d)		1,000	1,020
4.00%, 8/25/58 – 2/25/59		1,525	1,623
4.25%, 8/25/59 – 11/25/60(c)(d)		6,550	6,739
4.50%, 6/25/57		1,418	1,533
4.75%, 7/25/56 – 6/25/57(c)(d)		1,408	1,446
4.75%, 10/25/58 (d)		1,300	1,336
Stanwich Mortgage Loan Co. 2021-NPL-B-1 LLC,
2.74%, 10/16/26 (c)		3,453	3,452
Stratton Mortgage Funding PLC,
2.19%, 5/25/51	GBP	2,500	3,395
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 1.95%, 5/25/47 (c)(d)		$1,503	1,412
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (d)	EUR	1,500	1,527
Toorak Mortgage Corp. Ltd.,
3.72%, 9/25/22		$1,477	1,482
Towd Point HE Trust,
0.92%, 2/25/63 (c)(d)		3,676	3,662
Towd Point Mortgage Funding PLC,
3 Month GBP SONIA + 1.80%, 1.85%, 7/20/44 (d)	GBP	1,800	2,433
2.44%, 2/20/54		2,400	3,256
TVC Mortgage Trust,
3.47%, 9/25/24 (c)		$850	854
United Wholesale Mortgage Trust,
2.50%, 8/25/51 (c)(d)		4,858	4,881
Vista Point Securitization Trust,
1.76%, 3/25/65 (c)(d)		884	888
VMC Finance 2021-HT1 LLC,
1 Month USD LIBOR + 1.65%, 1.75%, 1/18/37 (c)(d)		3,200	3,204
VOLT CV LLC,
2.49%, 11/27/51 (c)		1,909	1,905
VOLT XCIII LLC,
1.89%, 2/27/51 (c)		2,213	2,198
VOLT XCIV LLC,
2.24%, 2/27/51 (c)		2,746	2,734
			183,571
Municipal Bonds (0.5%)
Chicago O’Hare International Airport, IL,
O'Hare International Airport Revenue Series 2010B
6.40%, 1/1/40		255	381
City of New York, NY,
Series G-1
5.97%, 3/1/36		270	363
Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds Series A
6.18%, 1/1/34		477	653
New York City, NY,
Transitional Finance Authority Future Tax Secured Revenue, Series A
5.27%, 5/1/27		320	376

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Onondaga Civic Development Corp., NY,
Series 2020B
3.07%, 12/1/55		2,925	2,954
			4,727
Sovereign (5.9%)
Australia Government Bond,
3.25%, 4/21/25	AUD	10,500	8,174
China Government Bond,
3.13%, 11/21/29	CNY	42,600	6,819
Croatia Government International Bond,
1.50%, 6/17/31	EUR	237	280
Dominican Republic International Bond,
4.88%, 9/23/32 (c)		$410	418
5.88%, 1/30/60 (c)		2,310	2,226
Ecuador Government International Bond,
0.50%, 7/31/40 (c)(h)		261	154
Egypt Government Bond,
13.77%, 1/5/24	EGP	16,300	1,034
Egypt Government International Bond,
6.38%, 4/11/31 (c)	EUR	2,025	2,135
7.50%, 2/16/61 (c)		$290	238
8.15%, 11/20/59 (c)		210	180
8.88%, 5/29/50 (c)		410	373
Export-Import Bank of India,
3.25%, 1/15/30 (c)		670	683
3.88%, 2/1/28 (c)		505	541
Honduras Government International Bond,
5.63%, 6/24/30 (c)		350	365
Italy Buoni Poliennali Del Tesoro,
0.65%, 10/28/27 (c)	EUR	6,151	7,502
Ivory Coast Government International Bond,
4.88%, 1/30/32 (c)		1,360	1,493
Mexican Bonos,
Series M
7.75%, 5/29/31	MXN	74,500	3,681
Mexico Government International Bond,
3.25%, 4/16/30 (f)		$750	770
3.75%, 4/19/71		850	766
Morocco Government International Bond,
4.00%, 12/15/50 (c)		790	719
Nigeria Government International Bond,
9.25%, 1/21/49 (c)		2,270	2,319
North Macedonia Government International Bond,
1.63%, 3/10/28 (c)	EUR	940	1,007
Pertamina Persero PT,
6.50%, 11/7/48 (c)		$1,325	1,774
Petroleos Mexicanos,
6.70%, 2/16/32 (c)		1,557	1,576
6.95%, 1/28/60		350	313
7.69%, 1/23/50		536	518
Qatar Government International Bond,
5.10%, 4/23/48 (c)		1,480	2,006
Republic of Italy Government International Bond,
0.88%, 5/6/24		2,330	2,306
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	22,750	1,318
8.25%, 3/31/32		22,630	1,282
Republic of Uzbekistan International Bond,
3.70%, 11/25/30 (c)		$840	808

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Senegal Government International Bond,
6.25%, 5/23/33 (c)		705	727
Serbia International Bond,
1.65%, 3/3/33 (c)	EUR	800	851
			55,356
Supranational (0.2%)
Banque Ouest Africaine de Developpement,
2.75%, 1/22/33 (c)		590	708
4.70%, 10/22/31 (c)		$1,240	1,356
			2,064
U.S. Treasury Securities (1.0%)
U.S. Treasury Bond,
1.75%, 8/15/41		1,700	1,649
U.S. Treasury Note,
1.25%, 12/31/26		7,850	7,842
			9,491
Variable Rate Senior Loan Interests (2.5%)
American Airlines, Inc.,
2018 Term Loan B
1 Month USD LIBOR + 1.75%, 1.85%, 6/27/25 (d)		980	931
American Builders & Contractors Supply Co., Inc.,
2019 Term Loan
1 Month USD LIBOR + 2.00%, 2.10%, 1/15/27 (d)		990	985
Asurion LLC,
2020 Term Loan B8
1 Month USD LIBOR + 3.25%, 3.35%, 12/23/26 (d)		990	985
Bausch Health Companies Inc.,
2018 Term Loan B
1 Month USD LIBOR + 3.00%, 3.10%, 6/2/25 (d)		807	804
BWAY Holding Co.,
2017 Term Loan B
1 Month USD LIBOR + 3.25%, 3.35%, 4/3/24 (d)		977	966
Carrols Restaurant Group, Inc.,
Term Loan B
1 Month USD LIBOR + 3.25%, 3.36%, 4/30/26 (d)		405	396
CenturyLink, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 2.25%, 2.35%, 3/15/27 (d)		987	977
Chemours Co. (The),
2018 USD Term Loan B
1 Month USD LIBOR + 1.75%, 1.85%, 4/3/25 (d)		917	911
Core & Main LP,
2017 Term Loan B
1 Month USD LIBOR + 2.50%, 3.00%, 8/1/24 (d)		985	981
CPG International, Inc.,
2017 Term Loan
3 Month USD LIBOR + 2.50%, 3.25%, 5/5/24 (d)		218	218
Creative Artists Agency, LLC,
2019 Term Loan B
1 Month USD LIBOR + 3.75%, 3.85%, 11/27/26 (d)		940	939
DaVita, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 1.75%, 1.85%, 8/12/26 (d)		980	976
Froneri International Ltd.,
2020 USD Term Loan
1 Month USD LIBOR + 2.25%, 2.35%, 1/29/27 (d)		987	976

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Grifols Worldwide Operations USA, Inc.,
USD 2019 Term Loan B
1 Month USD LIBOR + 2.00%, 2.10%, 11/15/27 (d)	926	914
Level 3 Financing, Inc.,
2019 Term Loan B
1 Month USD LIBOR + 1.75%, 1.85%, 3/1/27 (d)	1,000	989
Lions Gate Capital Holdings LLC,
2018 Term Loan B
1 Month USD LIBOR + 2.25%, 2.35%, 3/24/25 (d)	973	968
Medallion Midland Acquisition LLC,
2021 Term Loan
1 Month USD LIBOR + 3.75%, 4.50%, 10/18/28 (d)	784	781
Scientific Games International, Inc.,
2018 Term Loan B5
1 Month USD LIBOR + 2.75%, 2.85%, 8/14/24 (d)	990	988
Surf Holdings LLC,
USD Term Loan
3 Month USD LIBOR + 3.50%, 3.69%, 3/5/27 (d)	739	734
Surgery Center Holdings, Inc.,
2021 Term Loan
1 Month USD LIBOR + 3.75%, 4.50%, 8/31/26 (d)	980	981
TransDigm, Inc.,
2020 Term Loan F
1 Month USD LIBOR + 2.25%, 2.35%, 12/9/25 (d)	990	978
Univision Communications Inc.,
2021 First Lien Term Loan B
1 Month USD LIBOR + 3.25%, 4.00%, 3/15/26 (d)	900	903
US Foods, Inc.,
2019 Term Loan B
1 Month USD LIBOR + 2.00%, 2.10%, 9/13/26 (d)	990	980
Verifone Systems, Inc.,
2018 1st Lien Term Loan
3 Month USD LIBOR + 4.00%, 4.18%, 8/20/25 (d)	980	964
Virgin Media Bristol LLC,
USD Term Loan N
3 Month USD LIBOR + 2.50%, 2.61%, 1/31/28 (d)	1,000	992
Ziggo Financing Partnership,
USD Term Loan I
3 Month USD LIBOR + 2.50%, 2.61%, 4/30/28 (d)	1,500	1,486
		23,703
Total Fixed Income Securities (Cost $932,963)		935,646

	Shares
Short-Term Investments (11.7%)
Investment Company (9.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $85,735)	85,734,866	85,735
Security held as Collateral on Loaned Securities (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $6,090)	6,089,848	6,090

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

	Face Amount (000)
U.S. Treasury Securities (2.0%)
U.S. Treasury Bill,
0.06%, 7/14/22 (j)	$2,518	2,516
U.S. Treasury Notes,
1.50%, 9/15/22	10,000	10,086
1.88%, 8/31/22	5,818	5,879
Total U.S. Treasury Securities (Cost $18,501)		18,481
Total Short-Term Investments (Cost $110,326)		110,306
Total Investments (110.7%) (Cost $1,043,289) Including $7,461 of Securities Loaned (k)(l)(m)		1,045,952
Liabilities in Excess of Other Assets (-10.7%)		(100,785)
Net Assets (100.0%)		$945,167

(a)	Amount is less than 0.05%.
(b)	Security is subject to delayed delivery.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Floating or variable rate securities: The rates disclosed are as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(e)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2021.
(f)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2021, were approximately $7,461,000 and $7,622,000, respectively. The Fund received cash collateral of approximately $6,090,000 and Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,532,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(g)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2021.
(h)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2021. Maturity date disclosed is the ultimate maturity date.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2021, advisory fees paid were reduced by approximately $9,000 relating to the Fund's investment in the Liquidity Funds.
(j)	Rate shown is the yield to maturity at December 31, 2021.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts and futures contracts.
(l)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2021, the Fund did not engage in any cross-trade transactions.
(m)	At December 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $16,047,000 and the aggregate gross unrealized depreciation is approximately $12,390,000, resulting in net unrealized appreciation of approximately $3,657,000.

@	Value is less than $500.
CLO	Collateralized Loan Obligation.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at December 31, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNY	1,734		$270	2/18/22	$(1)
Bank of America NA	CNY	43,207		$6,743	2/18/22	(12)
Bank of America NA	GBP	2,750		$3,646	2/18/22	(76)
Bank of America NA		$296	ZAR	4,781	2/18/22	2
Barclays Bank PLC	GBP	13,258		$17,839	2/18/22	(103)
Barclays Bank PLC		$68	EUR	61	2/18/22	1
Barclays Bank PLC		$41	GBP	31	2/18/22	1
Barclays Bank PLC		$50	GBP	38	2/18/22	1
BNP Paribas SA	EUR	26,121		$29,777	2/18/22	11
BNP Paribas SA	GBP	—@	$	—@	2/18/22	(—@ )
BNP Paribas SA		$2,650	CNY	17,030	2/18/22	13
BNP Paribas SA		$2,410	PLN	9,868	2/18/22	31
Citibank NA		$373	EGP	6,009	2/17/22	5
Citibank NA		$20	HUF	6,488	2/18/22	(—@ )
Goldman Sachs International	SEK	21,650		$2,396	2/18/22	(—@ )
Goldman Sachs International		$2,392	CZK	53,895	2/18/22	64
JPMorgan Chase Bank NA	EUR	3,723		$4,224	2/18/22	(18)
JPMorgan Chase Bank NA		$25	CAD	32	2/18/22	—@
JPMorgan Chase Bank NA		$2,384	HUF	767,752	2/18/22	(27)
JPMorgan Chase Bank NA		$876	MXN	18,237	2/18/22	8
JPMorgan Chase Bank NA		$2,457	RUB	181,585	2/18/22	(59)
JPMorgan Chase Bank NA	ZAR	7,897		$514	2/18/22	21
State Street Bank and Trust Co.		$2,372	JPY	270,165	2/18/22	(22)
UBS AG	AUD	11,509		$8,441	2/18/22	67
UBS AG	CAD	1,887		$1,503	2/18/22	11
UBS AG		$19	CHF	17	2/18/22	—@
UBS AG		$292	MXN	6,328	2/18/22	14
UBS AG		$139	MXN	2,919	2/18/22	2
						$(66)

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Futures Contracts:
The Fund had the following futures contracts open at December 31, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)

Long:
U.S. Treasury 2 yr. Note	480	Mar-22		$96,000	$104,723	$(93)
U.S. Treasury 5 yr. Note	257	Mar-22		25,700	31,091	28
U.S. Treasury Long Bond	254	Mar-22		25,400	40,751	465
U.S. Treasury Ultra Bond	247	Mar-22		24,700	48,690	811

Short:
German Euro OAT	31	Mar-22	EUR	(3,100)	(5,758)	69
German Euro 30 yr. Bond	4	Mar-22		(400)	(942)	30
German Euro BTP	30	Mar-22		(3,000)	(5,021)	66
German Euro Bund	15	Mar-22		(1,500)	(2,927)	52
U.S. Treasury Ultra Long Bond	156	Mar-22		$(15,600)	(22,844)	(326)
U.S. Treasury10 yr. Note	41	Mar-22		(4,100)	(5,349)	(42)
						$1,060

@		Value is less than $500.
OAT		Obligations Assimilables du Trésor (Treasury Obligation).
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	Chinese Yuan Renminbi
CZK	—	Czech Koruna
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
MXN	—	Mexican Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	18.6%
Mortgages - Other	17.7
Agency Fixed Rate Mortgages	14.1
Asset-Backed Securities	11.4
Short-Term Investments	10.0
Finance	9.9
Other**	6.9
Commercial Mortgage-Backed Securities	6.1
Sovereign	5.3
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with a value of approximately $268,096,000 and net unrealized appreciation of approximately $1,060,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $66,000.

Morgan Stanley Institutional Fund Trust
Corporate Bond Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.5%)
Corporate Bonds (97.5%)
Finance (31.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	$675	$685
Aflac, Inc.
4.75%, 1/15/49	150	199
American International Group, Inc.
3.88%, 1/15/35	350	388
Anthem, Inc.
2.25%, 5/15/30	350	349
AON Corp./AON Global Holdings PLC
2.60%, 12/2/31	625	637
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (a)	300	288
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (a)	550	562
Banco de Credito del Peru
2.70%, 1/11/25 (a)	325	331
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (a)	200	197
Banco Santander Chile
2.70%, 1/10/25 (a)	425	435
Banco Santander SA
1.72%, 9/14/27	800	786
Bank Hapoalim BM
3.26%, 1/21/32 (a)	800	796
Bank of America Corp.,
2.57%, 10/20/32	425	427
2.68%, 6/19/41	1,700	1,639
2.69%, 4/22/32	1,450	1,473
6.11%, 1/29/37	200	269
Bank of Ireland Group PLC
2.03%, 9/30/27 (a)	1,450	1,426
Barclays PLC
3.93%, 5/7/25	1,200	1,263
Belrose Funding Trust
2.33%, 8/15/30 (a)	475	466
BNP Paribas SA
4.40%, 8/14/28 (a)	850	953
Boston Properties LP
2.45%, 10/1/33	275	267
BPCE SA,
1.65%, 10/6/26 (a)	625	617
3.12%, 10/19/32 (a)	375	377
5.15%, 7/21/24 (a)	1,025	1,111
Brown & Brown, Inc.
2.38%, 3/15/31	1,000	975
Citigroup, Inc.
2.52%, 11/3/32	1,825	1,825
CNO Global Funding
1.75%, 10/7/26 (a)	400	395
Coinbase Global, Inc.
3.38%, 10/1/28 (a)(b)	190	178
Commerzbank AG
8.13%, 9/19/23 (a)	550	606
Commonwealth Bank of Australia
3.31%, 3/11/41 (a)	725	740

Morgan Stanley Institutional Fund Trust
Corporate Bond Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Credit Agricole SA
4.13%, 1/10/27 (a)	250	275
CubeSmart LP
2.25%, 12/15/28	900	901
Deutsche Bank AG
3.70%, 5/30/24	100	105
Digital Realty Trust LP
4.45%, 7/15/28 (b)	475	536
Equitable Financial Life Global Funding,
1.40%, 8/27/27 (a)(b)	375	364
1.75%, 11/15/30 (a)	725	695
Federal Realty Investment Trust
3.63%, 8/1/46	225	240
Global Atlantic Fin Co.,
4.40%, 10/15/29 (a)	1,775	1,913
4.70%, 10/15/51 (a)	420	426
Goldman Sachs Group, Inc. (The),
2.65%, 10/21/32	2,050	2,065
MTN
4.80%, 7/8/44	275	352
Grupo Aval Ltd.
4.38%, 2/4/30 (a)	625	600
High Street Funding Trust I
4.11%, 2/15/28 (a)(b)	850	948
HSBC Holdings PLC,
1.59%, 5/24/27	850	832
3.97%, 5/22/30	325	353
4.38%, 11/23/26	625	686
Intercontinental Exchange, Inc.
1.85%, 9/15/32	500	480
Itau Unibanco Holding SA
2.90%, 1/24/23 (a)	850	860
JPMorgan Chase & Co.,
2.55%, 11/8/32	3,375	3,398
3.16%, 4/22/42	525	549
JPMorgan Chase Bank NA
0.00%, 8/7/22	200	226
Kimco Realty Corp.
3.70%, 10/1/49	275	294
KKR Group Finance Co. X LLC
3.25%, 12/15/51 (a)	525	525
LeasePlan Corp. N.V.
2.88%, 10/24/24 (a)	675	696
Life Storage LP
2.40%, 10/15/31	625	615
Lloyds Banking Group PLC
3.57%, 11/7/28	700	748
Macquarie Group Ltd.
2.87%, 1/14/33 (a)	575	574
Marsh & McLennan Cos., Inc.
5.88%, 8/1/33	675	898
MDGH GMTN (RSC) Ltd.
4.50%, 11/7/28 (a)	425	491
National Australia Bank Ltd.
2.33%, 8/21/30 (a)	850	815
Nationwide Building Society
4.30%, 3/8/29 (a)	275	303
Oversea-Chinese Banking Corp. Ltd.
1.83%, 9/10/30 (a)	390	387
Pine Street Trust I
4.57%, 2/15/29 (a)	375	424

Morgan Stanley Institutional Fund Trust
Corporate Bond Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Rexford Industrial Realty LP
2.13%, 12/1/30	750	713
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.88%, 3/1/31 (a)	290	295
Sabra Health Care LP
3.20%, 12/1/31	950	929
Santander UK Group Holdings PLC
4.80%, 11/15/24	575	611
Shinhan Bank Co., Ltd.
4.00%, 4/23/29 (a)	600	663
Shinhan Financial Group Co. Ltd.
1.35%, 1/10/26 (a)	460	454
Societe Generale SA,
2.63%, 1/22/25 (a)	625	641
2.89%, 6/9/32 (a)	200	200
Standard Chartered PLC
0.99%, 1/12/25 (a)	1,350	1,336
Stewart Information Services Corp.
3.60%, 11/15/31	375	380
SVB Financial Group,
1.80%, 2/2/31	1,475	1,400
4.10%, 12/31/99 (c)	190	189
UnitedHealth Group, Inc.
3.25%, 5/15/51	350	379
Wells Fargo & Co.,
2.88%, 10/30/30	1,550	1,613
3.07%, 4/30/41	525	540
Westpac Banking Corp.
2.67%, 11/15/35	225	219
		54,796
Industrials (56.7%)
7-Eleven, Inc.,
2.50%, 2/10/41 (a)	450	416
2.80%, 2/10/51 (a)	150	139
AbbVie, Inc.,
4.05%, 11/21/39	550	632
4.25%, 11/21/49	350	422
Activision Blizzard, Inc.
2.50%, 9/15/50	425	373
Agilent Technologies, Inc.
2.30%, 3/12/31	500	496
Airbnb, Inc.
0.00%, 3/15/26 (a)	265	260
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 2/15/29 (a)	300	328
Alibaba Group Holding Ltd.
2.70%, 2/9/41	240	219
Alphabet, Inc.
1.90%, 8/15/40	275	251
Altria Group, Inc.
3.40%, 2/4/41	750	693
Amazon.com, Inc.,
2.50%, 6/3/50	450	430
2.70%, 6/3/60	750	725
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.75%, 4/20/29 (a)	290	310
Amgen, Inc.
2.80%, 8/15/41	375	361

Morgan Stanley Institutional Fund Trust
Corporate Bond Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Anheuser-Busch InBev Worldwide, Inc.,
4.35%, 6/1/40		325	383
4.38%, 4/15/38		300	352
4.60%, 4/15/48		1,175	1,440
Apple, Inc.,
2.38%, 2/8/41		625	608
2.65%, 5/11/50		625	616
2.70%, 8/5/51		600	595
AT&T, Inc.,
2.55%, 12/1/33		1,125	1,102
3.55%, 9/15/55		1,702	1,711
Baidu, Inc.
1.72%, 4/9/26		450	445
BAT Capital Corp.,
2.73%, 3/25/31		625	607
3.56%, 8/15/27		675	708
3.73%, 9/25/40		250	241
Berry Global, Inc.
4.88%, 7/15/26 (a)		413	428
Boeing Co. (The),
1.17%, 2/4/23		250	250
2.95%, 2/1/30		825	841
3.25%, 2/1/35		250	252
3.95%, 8/1/59		225	234
5.15%, 5/1/30		500	583
BP Capital Markets America, Inc.
3.38%, 2/8/61		200	206
BP Capital Markets PLC,
Series BP
1.00%, 4/28/23 (Convertible)	GBP	300	415
4.38%, 6/22/25 (c)		$500	524
4.88%, 3/22/30 (c)		775	839
Braskem Netherlands Finance BV
4.50%, 1/31/30 (a)		340	362
Bristol-Myers Squibb Co.
2.55%, 11/13/50		200	190
Broadcom, Inc.,
2.45%, 2/15/31 (a)		275	270
3.19%, 11/15/36 (a)		375	375
Burlington Northern Santa Fe LLC
3.30%, 9/15/51		650	707
Canadian Pacific Railway Co.
3.10%, 12/2/51		350	361
Caterpillar, Inc.
3.25%, 9/19/49		225	247
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26		250	257
Cedars-Sinai Health System,
Series 2021
2.29%, 8/15/31		270	270
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/1/31		275	272
3.50%, 3/1/42		1,225	1,190
5.13%, 7/1/49		450	523
Chemours Co. (The)
4.63%, 11/15/29 (a)		520	517
Cigna Corp.
2.38%, 3/15/31		350	352
Comcast Corp.,
1.95%, 1/15/31		800	785
2.94%, 11/1/56 (a)		850	812
3.75%, 4/1/40		425	477

Morgan Stanley Institutional Fund Trust
Corporate Bond Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Continental Resources, Inc.,
2.27%, 11/15/26 (a)	325	323
2.88%, 4/1/32 (a)	700	686
Coterra Energy, Inc.
3.90%, 5/15/27 (a)	475	511
CVS Health Corp.,
1.88%, 2/28/31	1,525	1,465
5.13%, 7/20/45	75	98
Daimler Finance North America LLC
3.30%, 5/19/25 (a)	575	607
Daimler Trucks Finance North America LLC
2.00%, 12/14/26 (a)	450	452
Dell International LLC/EMC Corp.,
3.45%, 12/15/51 (a)	300	288
6.02%, 6/15/26	975	1,128
Delta Air Lines Pass Through Trust,
Series AA
3.20%, 10/25/25	450	466
Delta Air Lines, Inc.
3.63%, 3/15/22	475	475
Diamond Sports Group LLC/Diamond Sports Finance Co.
6.63%, 8/15/27 (a)	200	56
Diamondback Energy, Inc.,
3.13%, 3/24/31	600	619
3.25%, 12/1/26	800	844
Dollar General Corp.
4.13%, 4/3/50	175	202
DT Midstream, Inc.
4.13%, 6/15/29 (a)	190	195
DuPont de Nemours, Inc.
5.32%, 11/15/38	225	290
DXC Technology Co.
1.80%, 9/15/26	950	940
Embraer Netherlands Finance BV
5.40%, 2/1/27	330	344
Enbridge, Inc.
2.50%, 8/1/33	775	762
Energy Transfer LP,
3.90%, 7/15/26	275	296
4.00%, 10/1/27	750	806
4.75%, 1/15/26	250	274
5.00%, 5/15/50	125	144
5.40%, 10/1/47	100	118
Enterprise Products Operating LLC
3.30%, 2/15/53	625	623
Equinix, Inc.,
1.55%, 3/15/28	600	578
2.95%, 9/15/51	475	450
Equinor ASA
3.25%, 11/18/49	150	159
Expedia Group, Inc.
0.00%, 2/15/26 (a)(b)	225	260
Exxon Mobil Corp.
3.45%, 4/15/51	775	841
Ford Motor Credit Co., LLC,
4.39%, 1/8/26	725	782
Fox Corp.
5.48%, 1/25/39	475	614
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27 (a)	1,321	1,325

Morgan Stanley Institutional Fund Trust
Corporate Bond Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35		263	314
General Motors Co.,
6.60%, 4/1/36		325	440
6.75%, 4/1/46		150	215
General Motors Financial Co., Inc.,
3.85%, 1/5/28		475	512
4.35%, 1/17/27		175	193
Georgia-Pacific LLC
2.30%, 4/30/30 (a)		850	852
Gilead Sciences, Inc.
2.80%, 10/1/50		225	219
Glencore Funding LLC,
2.50%, 9/1/30 (a)		600	582
4.13%, 3/12/24 (a)		775	815
GLP Capital LP/GLP Financing II, Inc.,
3.25%, 1/15/32		175	176
4.00%, 1/15/30		350	371
Grifols SA
2.25%, 11/15/27 (a)	EUR	200	228
HCA, Inc.
3.50%, 7/15/51		$125	128
HollyFrontier Corp.,
4.50%, 10/1/30		375	404
5.88%, 4/1/26		500	561
Home Depot, Inc. (The)
2.38%, 3/15/51		425	392
Hyatt Hotels Corp.
1.80%, 10/1/24		425	425
Hyundai Capital America,
1.00%, 9/17/24 (a)		450	442
3.00%, 2/10/27 (a)		1,375	1,424
Imperial Brands Finance PLC
3.13%, 7/26/24 (a)		1,000	1,034
Intel Corp.,
2.80%, 8/12/41		375	375
3.05%, 8/12/51		150	154
International Business Machines Corp.
2.85%, 5/15/40		375	369
JBS Finance Luxembourg Sarl
2.50%, 1/15/27 (a)		550	544
JDE Peet's
1.38%, 1/15/27 (a)		600	580
JetBlue Pass Through Trust,
Series AA
2.75%, 11/15/33		457	462
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 9/16/31		300	291
Kimberly-Clark de Mexico SAB de CV
2.43%, 7/1/31 (a)		275	272
Kinder Morgan, Inc.
3.60%, 2/15/51		200	202
Las Vegas Sands Corp.
3.20%, 8/8/24		925	942
Level 3 Financing, Inc.
3.40%, 3/1/27 (a)		625	646
Marathon Petroleum Corp.
4.70%, 5/1/25		1,025	1,119
Marriott International, Inc.,
Series HH
2.85%, 4/15/31		400	399

Morgan Stanley Institutional Fund Trust
Corporate Bond Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Series GG
3.50%, 10/15/32		650	682
McDonald's Corp.
4.45%, 9/1/48		625	771
Micron Technology, Inc.
2.70%, 4/15/32		925	928
Microsoft Corp.
2.53%, 6/1/50		525	513
Minsur SA
4.50%, 10/28/31 (a)(b)		200	205
MPLX LP
5.20%, 12/1/47		100	122
NBN Co. Ltd.,
2.50%, 1/8/32 (a)		800	796
2.63%, 5/5/31 (a)		900	905
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (a)		1,125	1,123
Newmont Corp.
2.60%, 7/15/32		550	552
Nissan Motor Co. Ltd.
3.04%, 9/15/23 (a)		1,000	1,026
NOVA Chemicals Corp.
4.88%, 6/1/24 (a)		300	310
NTT Finance Corp.
1.59%, 4/3/28 (a)		1,000	978
NVIDIA Corp.
3.50%, 4/1/50		150	171
Occidental Petroleum Corp.
3.50%, 8/15/29		200	206
ONEOK, Inc.
3.10%, 3/15/30		1,150	1,173
Ooredoo International Finance Ltd.
2.63%, 4/8/31 (a)		520	523
Oracle Corp.,
3.60%, 4/1/50		525	515
3.65%, 3/25/41		525	532
PayPal Holdings, Inc.
2.30%, 6/1/30		759	772
Peloton Interactive, Inc.
0.00%, 2/15/26 (a)		415	354
Pioneer Natural Resources Co.
1.90%, 8/15/30		400	380
POSCO
4.00%, 8/1/23 (a)		475	495
Prosus N.V.
3.68%, 1/21/30 (a)		775	798
Pure Storage, Inc.
0.13%, 4/15/23		310	415
Q-Park Holding I BV
1.50%, 3/1/25 (a)	EUR	150	165
Republic Services, Inc.
2.38%, 3/15/33		$375	374
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29 (a)		500	504
RingCentral, Inc.
0.00%, 3/15/26		255	227
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)		400	412
Royalty Pharma PLC,
2.15%, 9/2/31		375	355
3.55%, 9/2/50		350	348

Morgan Stanley Institutional Fund Trust
Corporate Bond Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Sabine Pass Liquefaction LLC
4.50%, 5/15/30		825	931
Saudi Arabian Oil Co.,
2.25%, 11/24/30 (a)		570	556
3.50%, 4/16/29 (a)		500	535
SBA Communications Corp.
3.13%, 2/1/29 (a)		320	308
Sealed Air Corp.
1.57%, 10/15/26 (a)		300	291
Shell International Finance BV
3.13%, 11/7/49		175	181
Sherwin-Williams Co. (The)
2.30%, 5/15/30		200	200
Sigma Alimentos SA de CV
4.13%, 5/2/26		225	239
Silgan Holdings, Inc.
1.40%, 4/1/26 (a)		850	830
Sirius XM Radio, Inc.
4.00%, 7/15/28 (a)		290	292
Smithfield Foods, Inc.
3.00%, 10/15/30 (a)		625	623
Sodexo, Inc.
2.72%, 4/16/31 (a)(b)		975	996
Spectra Energy Partners LP
4.50%, 3/15/45		150	174
Spotify USA, Inc.
0.00%, 3/15/26 (a)		425	385
Standard Industries, Inc.
2.25%, 11/21/26 (a)	EUR	100	112
Stryker Corp.
2.90%, 6/15/50		$325	327
Syngenta Finance N.V.
4.89%, 4/24/25 (a)		300	322
SYNNEX Corp.
1.25%, 8/9/24 (a)		450	445
T-Mobile USA, Inc.,
2.25%, 11/15/31 (b)		400	389
3.60%, 11/15/60		650	646
Tencent Holdings Ltd.,
2.39%, 6/3/30 (a)		200	196
3.60%, 1/19/28 (a)		1,050	1,115
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31		750	740
Transcontinental Gas Pipe Line Co. LLC
3.95%, 5/15/50		525	590
Transportadora de Gas Internacional SA ESP
5.55%, 11/1/28 (a)		400	442
Transurban Finance Co. Pty Ltd.
2.45%, 3/16/31 (a)		500	496
Uber Technologies, Inc.
0.00%, 12/15/25		290	286
Valero Energy Corp.
3.65%, 12/1/51		625	622
Verizon Communications, Inc.,
1.75%, 1/20/31		700	663
2.36%, 3/15/32 (a)		250	247
2.65%, 11/20/40		525	500
2.99%, 10/30/56		1,032	979
3.40%, 3/22/41		300	315
Viatris, Inc.
1.65%, 6/22/25		500	498

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Visa, Inc.
2.70%, 4/15/40	225	230
Vontier Corp.
2.95%, 4/1/31 (a)	725	719
Walt Disney Co. (The),
2.75%, 9/1/49	759	736
3.50%, 5/13/40	450	494
Western Digital Corp.
1.50%, 2/1/24	350	355
Williams Cos., Inc. (The)
3.50%, 10/15/51	50	51
Ziff Davis, Inc.
1.75%, 11/1/26 (a)	270	335
		98,526
Utilities (9.3%)
Ameren Illinois Co.
1.55%, 11/15/30	700	660
American Transmission Co.
2.65%, 1/15/32 (a)	825	834
APT Pipelines Ltd.
4.20%, 3/23/25 (a)	300	321
Berkshire Hathaway Energy Co.
2.85%, 5/15/51	550	531
Cleveland Electric Illuminating Co. (The)
4.55%, 11/15/30 (a)	250	288
Consorcio Transmantaro SA
4.70%, 4/16/34 (a)	400	440
Consumers Energy Co.,
2.50%, 5/1/60	325	287
3.50%, 8/1/51	175	197
Dominion Energy, Inc.,Series C
2.25%, 8/15/31	495	484
DTE Electric Co.
3.95%, 3/1/49	450	533
Duke Energy Corp.
4.20%, 6/15/49	425	490
Duke Energy Indiana LLC
2.75%, 4/1/50	380	371
Duke Energy Progress LLC
3.45%, 3/15/29	275	297
Entergy Texas, Inc.
3.55%, 9/30/49	200	212
Georgia Power Co.,
Series A
3.25%, 3/15/51	425	427
Interstate Power and Light Co.,
2.30%, 6/1/30	550	548
3.50%, 9/30/49	175	189
Jersey Central Power & Light Co.
2.75%, 3/1/32 (a)	600	609
Mississippi Power Co.
3.95%, 3/30/28	575	631
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29	1,025	1,054
3.00%, 1/15/52	200	200
Northern States Power Co.
2.90%, 3/1/50	475	481

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

NRG Energy, Inc.
3.63%, 2/15/31 (a)	300	293
Pacific Gas and Electric Co.
3.30%, 8/1/40	475	441
PacifiCorp
2.70%, 9/15/30	825	850
PECO Energy Co.
3.05%, 3/15/51	325	333
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	475	475
Public Service Co. of Colorado,
Series 34
3.20%, 3/1/50	275	287
Public Service Enterprise Group, Inc.
2.45%, 11/15/31	775	767
Southern California Edison Co.
4.00%, 4/1/47	250	276
Southern Co. (The)
4.40%, 7/1/46	475	558
Virginia Electric and Power Co.,
2.45%, 12/15/50	275	254
Series A
2.88%, 7/15/29	825	867
2.95%, 11/15/51	175	176
Xcel Energy, Inc.
2.60%, 12/1/29	450	460
		16,121
Total Fixed Income Securities (Cost $167,732)		169,443

	Shares
Short-Term Investments (3.4%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $1,688)	1,687,610	1,688
Security held as Collateral on Loaned Securities (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $2,234)	2,234,375	2,234

	Face Amount (000)
U.S. Treasury Security (1.1%)
U.S. Treasury Bill 0.06%, 7/14/22 (e)(f) (Cost $1,864)	$1,865	1,863
Total Short-Term Investments (Cost $5,786)		5,785
Total Investments (100.9%) (Cost $173,518) Including $2,608 of Securities Loaned (g)(h)(i)		175,228
Liabilities in Excess of Other Assets (–0.9%)		(1,560)
Net Assets (100.0%)		$173,668

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2021, were approximately $2,608,000 and $2,661,000, respectively. The received cash collateral of approximately $2,234,000, which approximately was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $427,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2021.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

(e)	Rate shown is the yield to maturity at December 31, 2021.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)	Securities are available for collateral in connection with, purchase of open foreign currency forward exchange contracts and open futures contracts.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2021, the Fund did not engage in any cross-trade transactions.
(i)	At December 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,769,000 and the aggregate gross unrealized depreciation is approximately $2,503,000, resulting in net unrealized appreciation of approximately $1,266,000.
MTN	Medium Term Note.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts: The Fund had the following foreign currency forward exchange contracts open at December 31, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date		Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	EUR	440	$501	2/18/22	$	—@
Barclays Bank PLC	GBP	315	$424	2/18/22		(2)
						$(2)
@ Value is less than $500.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Futures Contracts: The Fund had the following futures contracts open at December 31, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	88	Mar-22		$17,600	$19,199	$(13)
U.S. Treasury 5 yr. Note	16	Mar-22		1,600	1,936	1
U.S. Treasury Long Bond	69	Mar-22		6,900	11,070	117
U.S. Treasury Ultra Bond	25	Mar-22		2,500	4,928	60
Short:
German Euro BOBL	1	Mar-22	EUR	(100)	(152)	1
German Euro Bund	2	Mar-22		(200)	(390)	6
U.S. Treasury Ultra Long Bond	248	Mar-22		$(24,800)	(36,316)	(610)
U.S. Treasury10 yr. Note	13	Mar-22		(1,300)	(1,696)	(4)
						$(442)

EUR	— Euro
GBP	— British Pound

Portfolio Composition*
Classification	Percentage of Total Investments
Industrials	57.0%
Finance	31.7
Utilities	9.3
Other**	2.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2021.
**	Industry and/or investment type representing less than 5% of total investments.
***	Does not include open long/short futures contracts with a value of approximately $75,687,000 and net unrealized depreciation of approximately $442,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $2,000.

Morgan Stanley Institutional Fund Trust
Discovery Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (95.6%)
Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc. (a)	87,936	$14,912
Ginkgo Bioworks Holdings, Inc. (a)(b)	937,842	7,794
Intellia Therapeutics, Inc. (a)	148,935	17,610
		40,316
Consumer Finance (1.0%)
Upstart Holdings, Inc. (a)	223,504	33,816

Entertainment (5.8%)
ROBLOX Corp., Class A (a)	1,929,683	199,066

Equity Real Estate Investment Trusts (REITs) (0.6%)
WeWork, Inc., Class A REIT (a)(b)	2,352,484	20,231

Health Care Providers & Services (2.8%)
Agilon Health, Inc. (a)	2,282,330	61,623
Guardant Health, Inc. (a)	345,469	34,554
		96,177
Health Care Technology (7.5%)
Doximity, Inc., Class A (a)	1,584,591	79,436
GoodRx Holdings, Inc., Class A (a)	2,452,366	80,143
Teladoc Health, Inc. (a)	95,836	8,800
Veeva Systems, Inc., Class A (a)	341,155	87,158
		255,537
Information Technology Services (27.8%)
Affirm Holdings, Inc. (a)	1,877,946	188,846
Cloudflare, Inc., Class A (a)	1,770,816	232,862
Fastly, Inc., Class A (a)	2,736,521	97,010
Marqeta, Inc., Class A (a)	1,708,401	29,333
MongoDB, Inc. (a)	448,000	237,149
Okta, Inc. (a)	739,705	165,820
		951,020
Interactive Media & Services (8.2%)
Pinterest, Inc., Class A (a)	2,426,275	88,195
Twitter, Inc. (a)	3,044,709	131,592
ZoomInfo Technologies, Inc., Class A (a)	947,631	60,838
		280,625
Internet & Direct Marketing Retail (5.7%)
Chewy, Inc., Class A (a)	312,657	18,437
Farfetch Ltd., Class A (a)	1,489,046	49,779
Grab Holdings Ltd., Class A (a)	3,700,241	26,383
Wayfair, Inc., Class A (a)	534,659	101,569
		196,168
Leisure Products (2.3%)
Peloton Interactive, Inc., Class A (a)	2,184,858	78,130

Life Sciences Tools & Services (1.1%)
10X Genomics, Inc., Class A (a)	244,024	36,350

Morgan Stanley Institutional Fund Trust
Discovery Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Pharmaceuticals (3.2%)
Royalty Pharma PLC, Class A (United Kingdom)	2,708,826	107,947

Real Estate Management & Development (2.0%)
Opendoor Technologies, Inc. (a)	2,122,246	31,006
Redfin Corp. (a)	941,730	36,153
		67,159
Software (23.1%)
Aurora Innovation, Inc. (a)(c)	1,557,480	16,573
Bill.Com Holdings, Inc. (a)	551,707	137,458
Cipher Mining, Inc. (a)	2,558,195	11,844
Confluent, Inc., Class A (a)	808,586	61,647
Gitlab, Inc., Class A (a)	238,647	20,762
HashiCorp, Inc., Class A (a)	292,915	26,667
HubSpot, Inc. (a)	51,698	34,077
IronSource Ltd., Class A (a)(c)	4,980,200	35,078
IronSource Ltd., Class A (a)	479,198	3,709
MicroStrategy, Inc., Class A (a)(b)	29,123	15,857
Monday.com Ltd. (Israel) (a)	173,067	53,429
Procore Technologies, Inc. (a)	457,262	36,567
Qualtrics International, Inc., Class A (a)	750,989	26,585
Samsara, Inc., Class A (a)	983,036	27,633
Trade Desk, Inc. (The), Class A (a)	1,431,920	131,221
UiPath, Inc., Class A (a)	367,478	15,849
Unity Software, Inc. (a)	943,637	134,931
		789,887
Specialty Retail (3.3%)
Carvana Co. (a)	480,517	111,379
Total Common Stocks (Cost $3,271,243)		3,263,808

Preferred Stocks (1.0%)
Internet & Direct Marketing Retail (0.0%) (d)
Overstock.com, Inc. Series A-1	29,853	1,403

Software (1.0%)
Databricks, Inc. (a)(c)(e) (acquisition cost — $31,810 acquired 8/31/21)	144,294	32,556
Total Preferred Stocks (Cost $31,968)		33,959

Investment Company (1.0%)
Grayscale Bitcoin Trust (a) (Cost $45,561)	1,007,183	34,496

	No. of Warrants
Warrant (0.0%) (d)
Biotechnology (0.0%) (d)
Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a)(b) (Cost $655)	196,782	441

Morgan Stanley Institutional Fund Trust
Discovery Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

	Shares
Short-Term Investments (2.6%)
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	21,321,983	21,322

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (0.05%, dated 12/31/21, due 1/3/22; proceeds $213; fully collateralized by U.S. Government obligations; 0.00% due 5/15/25-11/15/28; valued at $217)	$213	213
Merrill Lynch & Co., Inc., (0.05%, dated 12/31/21, due 1/3/22; proceeds $3,838; fully collateralized by U.S. Government obligations; 0.13%-2.88% due 7/31/23-7/31/25; valued at $3,915)	3,838	3,838
		4,051
Total Securities held as Collateral on Loaned Securities (Cost $25,373)		25,373

	Shares
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $63,545)	63,544,739	63,545
Total Short-Term Investments (Cost $88,918)		88,918
Total Investments Excluding Purchased Options (100.2%) (Cost $3,438,345)		3,421,622
Total Purchased Options Outstanding (0.2%) (Cost $23,892)		5,278
Total Investments (100.4%) (Cost $3,462,237) Including $23,690 of Securities Loaned (g)(h)(i)		3,426,900
Liabilities in Excess of Other Assets (–0.4%)		(13,454)
Net Assets (100.0%)		$3,413,446

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2021, were approximately $23,690,000 and $25,404,000, respectively. The Fund received cash collateral of approximately $25,373,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. At December 31, 2021, there was uninvested cash collateral of approximately $31,000, which is not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2021 amounts to approximately $84,207,000 and represents 2.5% of net assets.
(d)	Amount is less than 0.05%.
(e)	At December 31, 2021, the Fund held a fair valued security at approximately $32,556,000, representing 1.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2021, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Funds.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2021, the Fund did not engage in any cross-trade transactions.
(h)	At December 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $512,881,000 and the aggregate gross unrealized depreciation is approximately $548,218,000, resulting in net unrealized depreciation of approximately $35,337,000.
(i)	Securities are available for collateral in connection with options purchased.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund Trust
Discovery Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Call Options Purchased:
The Fund had the following call options purchased open at December 31, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.45	Jan-22	890,518,565	890,519	$1	$4,754	$(4,753)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov-22	994,884,991	994,885	3,006	4,776	(1,770)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar-22	986,402,861	986,403	48	4,899	(4,851)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul-22	1,027,111,693	1,027,112	1,280	4,785	(3,505)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	458,348,396	458,348	617	3,113	(2,496)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	294,939,426	294,939	326	1,565	(1,239)
							$5,278	$23,892	$(18,614)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*
Classification	Percentage of Total Investments
Information Technology Services	28.0%
Software	24.2
Other**	20.3
Interactive Media & Services	8.3
Health Care Technology	7.5
Entertainment	5.9
Internet & Direct Marketing Retail	5.8
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2021.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (93.3%)
Aerospace & Defense (1.7%)
Curtiss-Wright Corp.	338	$47
Huntington Ingalls Industries, Inc.	242	45
L3Harris Technologies, Inc.	208	45
Textron, Inc.	623	48
		185
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	381	41
FedEx Corp.	151	39
		80
Automobiles (0.9%)
General Motors Co. (a)	882	52
Thor Industries, Inc.	503	52
		104
Banks (4.3%)
Citigroup, Inc.	1,242	75
First Horizon National Corp.	4,843	79
FNB Corp.	6,697	81
M&T Bank Corp.	525	81
PacWest Bancorp	1,764	80
Popular, Inc.	993	81
		477
Beverages (0.4%)
Molson Coors Beverage Co., Class B	1,046	48

Biotechnology (3.4%)
Biogen, Inc. (a)	304	73
Gilead Sciences, Inc.	999	73
Regeneron Pharmaceuticals, Inc. (a)	110	69
Sage Therapeutics, Inc. (a)	1,815	77
United Therapeutics Corp. (a)	367	79
		371
Building Products (0.9%)
Builders FirstSource, Inc. (a)	586	50
Owens Corning	486	44
		94
Capital Markets (1.9%)
Invesco Ltd.	3,005	69
Jefferies Financial Group, Inc.	1,757	68
Virtu Financial, Inc., Class A	2,454	71
		208
Chemicals (1.5%)
Dow, Inc.	714	40
LyondellBasell Industries N.V., Class A	444	41
Mosaic Co. (The)	1,096	43
Westlake Chemical Corp.	411	40
		164

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Commercial Services & Supplies (0.3%)
ADT, Inc.	3,632	31

Construction & Engineering (0.4%)
MasTec, Inc. (a)	467	43

Consumer Finance (2.5%)
Ally Financial, Inc.	1,449	69
OneMain Holdings, Inc.	1,323	66
Santander Consumer USA Holdings, Inc.	1,635	69
SLM Corp.	3,706	73
		277
Containers & Packaging (0.7%)
International Paper Co.	840	40
WestRock Co.	844	37
		77
Diversified Consumer Services (1.2%)
Grand Canyon Education, Inc. (a)	414	36
H&R Block, Inc.	1,246	29
Service Corp. International	439	31
Terminix Global Holdings, Inc. (a)	814	37
		133
Diversified Financial Services (0.7%)
Voya Financial, Inc.	1,079	72

Diversified Telecommunication Services (1.5%)
Lumen Technologies, Inc.	13,256	166

Electric Utilities (2.9%)
Exelon Corp.	1,088	63
Hawaiian Electric Industries, Inc.	1,453	60
NRG Energy, Inc.	1,558	67
OGE Energy Corp.	1,649	63
Pinnacle West Capital Corp.	869	62
		315
Electronic Equipment, Instruments & Components (1.7%)
Arrow Electronics, Inc. (a)	333	45
Avnet, Inc.	1,128	46
Jabil, Inc.	686	48
TD SYNNEX Corp.	382	44
		183
Energy Equipment & Services (0.7%)
Schlumberger N.V.	2,492	75

Equity Real Estate Investment Trusts (REITs) (6.6%)
AGNC Investment Corp. REIT	4,425	67
Annaly Capital Management, Inc. REIT	8,331	65
Brixmor Property Group, Inc. REIT	1,636	42
Gaming and Leisure Properties, Inc. REIT	832	40
Highwoods Properties, Inc. REIT	885	39

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Kilroy Realty Corp. REIT	584	39
Kimco Realty Corp. REIT	1,667	41
Medical Properties Trust, Inc. REIT	1,809	43
National Retail Properties, Inc. REIT	867	42
New Residential Investment Corp. REIT	6,268	67
Omega Healthcare Investors, Inc. REIT	1,356	40
SL Green Realty Corp. REIT	570	41
Spirit Realty Capital, Inc. REIT	847	41
VICI Properties, Inc. REIT	1,407	42
Weyerhaeuser Co. REIT	1,002	41
WP Carey, Inc. REIT	498	41
		731
Food & Staples Retailing (1.3%)
Kroger Co. (The)	1,447	66
Walgreens Boots Alliance, Inc.	1,447	75
		141
Food Products (2.7%)
Archer-Daniels-Midland Co.	762	52
Bunge Ltd.	552	52
Conagra Brands, Inc.	1,533	52
Pilgrim's Pride Corp. (a)	1,713	48
Seaboard Corp.	12	47
Tyson Foods, Inc., Class A	588	51
		302
Gas Utilities (1.1%)
National Fuel Gas Co.	945	60
UGI Corp.	1,321	61
		121
Health Care Providers & Services (7.1%)
Cardinal Health, Inc.	1,254	64
Centene Corp. (a)	822	68
Cigna Corp.	296	68
CVS Health Corp.	652	67
DaVita, Inc. (a)	597	68
Encompass Health Corp.	1,007	66
Henry Schein, Inc. (a)	836	65
Laboratory Corp. of America Holdings (a)	201	63
McKesson Corp.	265	66
Premier, Inc., Class A	1,588	65
Quest Diagnostics, Inc.	380	66
Universal Health Services, Inc., Class B	483	63
		789
Hotels, Restaurants & Leisure (1.1%)
Boyd Gaming Corp. (a)	491	32
Darden Restaurants, Inc.	206	31
Penn National Gaming, Inc. (a)	587	30
Travel & Leisure Co.	591	33
		126
Household Durables (1.7%)
DR Horton, Inc.	252	27
Lennar Corp., Class A	228	27
Lennar Corp., Class B	279	27

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Mohawk Industries, Inc. (a)	150	27
Pulte Group, Inc.	492	28
Toll Brothers, Inc.	377	27
Whirlpool Corp.	116	27
		190
Household Products (0.9%)
Reynolds Consumer Products, Inc.	3,054	96

Information Technology Services (4.8%)
Akamai Technologies, Inc. (a)	251	29
Alliance Data Systems Corp.	391	26
Amdocs Ltd.	397	30
Cognizant Technology Solutions Corp., Class A	353	31
Concentrix Corp.	165	29
DXC Technology Co. (a)	914	29
Euronet Worldwide, Inc. (a)	266	32
Fidelity National Information Services, Inc.	265	29
Fiserv, Inc. (a)	280	29
FleetCor Technologies, Inc. (a)	133	30
Genpact Ltd.	559	30
Global Payments, Inc.	229	31
International Business Machines Corp.	240	32
Kyndryl Holdings, Inc. (a)	1,619	29
Paysafe Ltd. (a)	7,714	30
SolarWinds Corp.	1,948	28
Western Union Co. (The)	1,628	29
WEX, Inc. (a)	225	32
		535
Insurance (3.8%)
Aflac, Inc.	799	47
Allstate Corp. (The)	403	47
Axis Capital Holdings Ltd.	888	48
CNA Financial Corp.	1,023	45
Fidelity National Financial, Inc.	873	46
First American Financial Corp.	577	45
Lincoln National Corp.	694	47
Old Republic International Corp.	1,816	45
Unum Group	1,917	47
		417
Internet & Direct Marketing Retail (0.2%)
Qurate Retail, Inc.	3,561	27

Life Sciences Tools & Services (0.6%)
Bio-Rad Laboratories, Inc., Class A (a)	92	70

Machinery (4.4%)
AGCO Corp.	380	44
Allison Transmission Holdings, Inc.	1,197	44
Crane Co.	436	44
Cummins, Inc.	199	44
Flowserve Corp.	1,396	43
Gates Industrial Corp. PLC (a)	2,650	42
Oshkosh Corp.	393	44
PACCAR, Inc.	512	45
Snap-On, Inc.	204	44
Stanley Black & Decker, Inc.	243	46

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Timken Co. (The)	637	44
		484
Media (4.4%)
Discovery, Inc., Class A (a)	2,279	54
Discovery, Inc., Class C (a)	2,339	54
DISH Network Corp., Class A (a)	1,698	55
Fox Corp., Class A	1,501	55
Fox Corp., Class B	1,611	55
Nexstar Media Group, Inc., Class A	342	52
Omnicom Group, Inc.	767	56
ViacomCBS, Inc., Class A	1,628	54
ViacomCBS, Inc., Class B	1,794	54
		489
Metals & Mining (1.9%)
Alcoa Corp.	846	50
Nucor Corp.	354	41
Reliance Steel & Aluminum Co.	254	41
Steel Dynamics, Inc.	637	40
United States Steel Corp.	1,697	40
		212
Multi-Line Retail (0.3%)
Kohl's Corp.	564	28

Multi-Utilities (0.6%)
MDU Resources Group, Inc.	2,053	63

Oil, Gas & Consumable Fuels (3.4%)
Continental Resources, Inc.	1,712	76
Exxon Mobil Corp.	1,222	75
HollyFrontier Corp.	2,254	74
Kinder Morgan, Inc.	4,644	74
Marathon Petroleum Corp.	1,154	74
		373
Personal Products (0.9%)
Herbalife Nutrition Ltd. (a)	2,404	98

Pharmaceuticals (4.1%)
Bristol-Myers Squibb Co.	1,256	78
Merck & Co., Inc.	942	72
Organon & Co.	2,346	71
Perrigo Co., PLC	1,942	76
Pfizer, Inc.	1,312	78
Viatris, Inc.	5,706	77
		452
Professional Services (1.4%)
CACI International, Inc., Class A (a)	115	31
Leidos Holdings, Inc.	339	30
ManpowerGroup, Inc.	324	32
Nielsen Holdings PLC	1,524	31
Science Applications International Corp.	355	30
		154

Morgan Stanley Institutional Fund Trust
Dynamic Value Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc. (a)	159	43

Road & Rail (1.4%)
AMERCO	48	35
Knight-Swift Transportation Holdings, Inc.	631	38
Ryder System, Inc.	449	37
Schneider National, Inc., Class B	1,470	40
		150
Semiconductors & Semiconductor Equipment (2.8%)
Cirrus Logic, Inc. (a)	618	57
Intel Corp.	964	50
Micron Technology, Inc.	577	54
MKS Instruments, Inc.	307	53
Qorvo, Inc. (a)	320	50
Skyworks Solutions, Inc.	319	49
		313
Software (1.3%)
CDK Global, Inc.	696	29
NCR Corp. (a)	686	28
NortonLifeLock, Inc.	1,160	30
SS&C Technologies Holdings, Inc.	368	30
VMware, Inc., Class A	239	28
		145
Specialty Retail (1.8%)
AutoNation, Inc. (a)	222	26
Best Buy Co., Inc.	276	28
Dick's Sporting Goods, Inc.	249	29
Foot Locker, Inc.	631	28
Gap, Inc. (The)	1,728	30
Penske Automotive Group, Inc.	271	29
Victoria's Secret & Co. (a)	522	29
		199
Tech Hardware, Storage & Peripherals (1.2%)
Hewlett Packard Enterprise Co.	2,717	43
Western Digital Corp. (a)	714	47
Xerox Holdings Corp.	2,046	46
		136
Thrifts & Mortgage Finance (2.0%)
MGIC Investment Corp.	5,579	80
New York Community Bancorp, Inc.	6,510	80
UWM Holdings Corp.	11,088	66
		226
Trading Companies & Distributors (0.8%)
Air Lease Corp.	1,032	45
Univar Solutions, Inc. (a)	1,612	46
		91
Total Common Stocks (Cost $9,956)		10,304

Morgan Stanley Institutional Fund Trust
Dynamic Value Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (b) (Cost $34)	34,239	34
Total Investments (93.6%) (Cost $9,990) (c)(d)(e)		10,338
Other Assets in Excess of Liabilities (6.4%)		702
Net Assets (100.0%)		$11,040

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2021, advisory fees paid were less than $500 relating to the Fund's investment in the Liquidity Funds.
(c)	Securities are available for collateral in connection with purchase of swap agreements.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2021, the Fund did not engage in any cross-trade transactions.
(e)	At December 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $793,000 and the aggregate gross unrealized depreciation is approximately $359,000, resulting in net unrealized appreciation of approximately $434,000.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund Trust
Dynamic Value Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Total Return Swap Agreements:
The Fund had the following total return swap agreements open at December 31, 2021:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JPM Russell 1000 Anti-Value Index††	Pay	3 Month USD LIBOR plus 0.22%	Quarterly	12/7/22	$1,634	$(65)	$—	$(65)
JPMorgan Chase Bank NA	JPM Russell 1000 Anti-Value Index††	Pay	3 Month USD LIBOR plus 0.19%	Quarterly	12/7/22	1,574	(24)	—	(24)
JPMorgan Chase Bank NA	JP Morgan Russell 1000 Value Index††	Receive	3 Month USD LIBOR plus 0.22%	Quarterly	12/7/22	1,598	71	—	71
JPMorgan Chase Bank NA	JP Morgan Russell 1000 Value Index††	Receive	3 Month USD LIBOR plus 0.19%	Quarterly	12/7/22	2,312	104	—	104
							$86	$—	$86

†† See tables below for details of the equity basket holdings underlying the swap.

Morgan Stanley Institutional Fund Trust
Dynamic Value Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM Russell 1000 Anti-Value Index as of December 31, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM Russell 1000 Anti-Value Index
Agilon Health, Inc.	2,153	$58	0.55%
Allegro Microsystems, Inc.	1,548	56	0.53
American Tower Corp.	187	55	0.52
American Water Works Co., Inc.	291	55	0.53
Anaplan, Inc.	1,191	55	0.52
Apple, Inc.	304	54	0.52
Arista Networks, Inc.	401	58	0.55
AZEK Co., Inc. (The)	1,258	58	0.56
Boston Beer Co., Inc. (The)	108	55	0.52
Carnival Corp.	2,817	57	0.54
Chipotle Mexican Grill, Inc.	31	54	0.51
CMS Energy Corp.	832	54	0.52
Coca-Cola Co. (The)	935	55	0.53
Costco Wholesale Corp.	94	53	0.51
Crown Castle International Corp.	268	56	0.53
Essential Utilities, Inc.	1,022	55	0.52
Estee Lauder Cos, Inc. (The)	145	54	0.51
Hayward Holdings, Inc.	2,034	53	0.51
Hilton Worldwide Holdings, Inc.	357	56	0.53
IDEXX Laboratories, Inc.	83	54	0.52
International Flavors & Fragrances, Inc.	355	53	0.51
Intuitive Surgical, Inc.	151	54	0.52
Ionis Pharmaceuticals, Inc.	1,888	57	0.55
Iovance Biotherapeutics, Inc.	2,849	54	0.52
Lamb Weston Holdings, Inc.	937	59	0.57
Live Nation Entertainment, Inc.	468	56	0.53
MarketAxess Holdings, Inc.	143	59	0.56
MongoDB, Inc.	103	55	0.52
Monster Beverage Corp.	598	57	0.55
Ncino, Inc.	991	54	0.52
Norwegian Cruise Line Holdings Ltd.	2,652	55	0.53
NOV, Inc.	4,011	54	0.52
Park Hotels & Resorts, Inc.	2,966	56	0.53
Penumbra, Inc.	201	58	0.55
Planet Fitness, Inc.	605	55	0.52
Prologis, Inc.	322	54	0.52
Public Storage	149	56	0.53
Roku, Inc.	237	54	0.52
Royal Caribbean Cruises Ltd.	733	56	0.54
RPM International, Inc.	532	54	0.51
Sarepta Therapeutics, Inc.	598	54	0.51
SBA Communications Corp.	143	56	0.53
Smartsheet, Inc.	709	55	0.52
Spirit Aerosystems Holdings, Inc.	1,325	57	0.54
Tandem Diabetes Care, Inc.	389	59	0.56
Transdigm Group, Inc.	86	55	0.52
Uber Technologies, Inc.	1,329	56	0.53
WEC Energy Group, Inc.	559	54	0.52
Zillow Group, Inc. - Class A	860	53	0.51
Zillow Group, Inc. - Class C	849	54	0.52

Morgan Stanley Institutional Fund Trust
Dynamic Value Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JP Morgan Russell 1000 Value Index as of December 31, 2021:

Security Description	Shares	Value (000)	Index Weight
JP Morgan Russell 1000 Value Index
AGNC Investment Corp.	5,333	$80	0.75%
Ally Financial, Inc.	1,744	83	0.77
Annaly Capital Management, Inc.	10,042	79	0.73
Biogen, Inc.	370	89	0.83
Bio-Rad Laboratories, Inc.	112	84	0.79
Bristol-Myers Squibb Co.	1,509	94	0.88
Centene Corp.	937	77	0.72
Cigna Corp.	339	78	0.73
Citigroup, Inc.	1,557	94	0.88
Continental Resources, Inc.	1,985	89	0.83
Cvs Health Corp.	743	77	0.71
DaVita, Inc.	683	78	0.72
Encompass Health Corp.	1,154	75	0.70
Exxon Mobil Corp.	1,447	89	0.82
First Horizon Corp.	6,061	99	0.92
FNB Corp.	8,365	101	0.95
Gilead Sciences, Inc.	1,203	87	0.81
Herbalife Nutrition Ltd.	3,045	125	1.16
Hollyfrontier Corp.	2,639	87	0.81
Invesco Ltd.	3,613	83	0.77
Jefferies Financial Group, Inc.	2,107	82	0.76
Kinder Morgan, Inc.	5,644	90	0.83
Kroger Co. (The)	1,699	77	0.72
Lumen Technologies, Inc.	18,495	232	2.16
M&T Bank Corp.	659	101	0.94
Marathon Petroleum Corp.	1,395	89	0.83
Mckesson Corp.	303	75	0.70
Merck & Co., Inc.	1,135	87	0.81
MGIC Investment Corp.	6,933	100	0.93
New Residential Investment Corp.	7,520	81	0.75
New York Community Bancorp, Inc.	8,145	99	0.93
Onemain Holdings, Inc.	1,589	80	0.74
Organon & Co.	2,837	86	0.80
Pacwest Bancorp.	2,206	100	0.93
Perrigo Co. PLC	2,328	91	0.84
Pfizer, Inc.	1,565	92	0.86
Popular, Inc.	1,242	102	0.95
Quest Diagnostics, Inc.	435	75	0.70
Regeneron Pharmaceuticals, Inc.	132	84	0.78
Reynolds Consumer Products, Inc.	3,922	123	1.15
Sage Therapeutics, Inc.	2,182	93	0.86
Santander Consumer USA Holdings, Inc.	1,967	83	0.77
Schlumberger N.V.	3,021	90	0.84
SLM Corp.	4,463	88	0.82
United Therapeutics Corp.	445	96	0.89
UWM Holdings Corp.	13,895	82	0.77
Viatris, Inc.	6,886	93	0.87
Virtu Financial, Inc.	2,956	85	0.79
Voya Financial, Inc.	1,307	87	0.81
Walgreens Boots Alliance, Inc.	1,705	89	0.83

LIBOR	London Interbank Offered Rate.
USD — United States Dollar

Portfolio Composition
Classification	Percentage of Total Investments
Other*	80.1%
Health Care Providers & Services	7.6
Equity Real Estate Investment Trusts (REITs)	7.1
Information Technology Services	5.2
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open swap agreements with net unrealized appreciation of approximately $86,000.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (47.0%)
Agency Adjustable Rate Mortgage (0.0%) (a)
United States (0.0%) (a)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.63%, 1.94%, 7/1/45	$14	$15

Agency Fixed Rate Mortgages (3.0%)
United States (3.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
4.50%, 1/1/49	61	65
Gold Pools:
3.50%, 1/1/44 – 6/1/45	584	629
4.50%, 1/1/49	22	23
6.50%, 5/1/32 – 7/1/32	25	27
7.50%, 5/1/35	2	3
Federal National Mortgage Association,
Conventional Pools:
3.00%, 7/1/49	313	322
3.50%, 3/1/47 – 1/1/51	1,455	1,533
4.00%, 4/1/45 – 9/1/45	601	659
4.50%, 3/1/41 – 11/1/44	108	118
5.00%, 1/1/41 – 3/1/41	273	304
6.00%, 1/1/38	3	3
6.50%, 12/1/29	7	8
7.50%, 8/1/37	4	5
February TBA:
2.50%, 2/1/52 (b)	5,000	5,089
January TBA:
2.00%, 1/1/52 (b)	1,900	1,894
3.00%, 1/1/52 (b)	5,150	5,336
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 – 11/20/42	160	174
4.50%, 6/20/49	40	42
5.00%, 2/20/49 – 6/20/49	66	69
5.50%, 8/15/39	16	17
		16,320

Asset-Backed Securities (0.4%)
United States (0.4%)
Freed ABS Trust,
3.06%, 3/18/27 (c)	262	263
HGI CRE CLO 2021-FL2 Ltd.,
1 Month USD LIBOR + 1.00%, 1.11%, 9/17/36 (c)(d)	500	497
Invitation Homes Trust,
1 Month USD LIBOR + 1.30%, 1.41%, 7/17/37 (c)(d)	225	225
New Century Home Equity Loan Trust,
1 Month USD LIBOR + 1.35%, 1.45%, 3/25/33 (d)	206	206
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.58%, 1.68%, 12/25/34 (d)	200	200
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%, 0.86%, 12/25/32 (d)	214	211
SASCO Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 2.27%, 5/25/34 (d)	177	178

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.01%, 7/25/39 (d)	EUR	409	459
			2,239
Commercial Mortgage-Backed Securities (0.3%)
United Kingdom (0.0%) (a)
Taurus 2018-2 UK DAC,
3 Month GBP LIBOR + 1.10%, 1.21%, 5/22/28 (d)	GBP	147	199

United States (0.3%)
Ashford Hospitality Trust,
1 Month USD LIBOR + 1.85%, 1.96%, 6/15/35 (c)(d)		$250	250
Commercial Mortgage Trust,
3.28%, 1/10/46		305	311
4.75%, 7/15/47 (c)(d)		152	152
Federal Home Loan Mortgage Corporation,
2.79%, 1/25/22		7	7
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	256
WFRBS Commercial Mortgage Trust,
4.00%, 10/15/57 (c)(d)		200	197
5.00%, 9/15/46 (c)(d)		375	374
			1,547
			1,746
Corporate Bonds (11.2%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (c)		600	575
Commonwealth Bank of Australia,
1.94%, 10/3/29	EUR	400	473
Macquarie Group Ltd.,
4.15%, 3/27/24 (c)		$225	233
NBN Co. Ltd.,
2.63%, 5/5/31 (c)		575	578
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25	EUR	350	424
Westpac Banking Corp.,
2.67%, 11/15/35		$650	634
			2,917
Belgium (0.1%)
Anheuser-Busch InBev SA N.V.,
2.75%, 3/17/36	EUR	350	472

Brazil (0.1%)
JBS Finance Luxembourg Sarl,
2.50%, 1/15/27 (c)		$350	347

Canada (0.5%)
Enbridge, Inc.,
2.50%, 1/15/25		600	617
Province of Ontario Canada,
2.30%, 6/15/26		970	1,008
Province of Quebec Canada,
1.35%, 5/28/30		1,210	1,173
			2,798

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

China (0.1%)
Alibaba Group Holding Ltd.,
2.13%, 2/9/31		400	386
Baidu, Inc.,
2.88%, 7/6/22		200	202
			588
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		1,000	1,061

Denmark (0.0%) (a)
Danske Bank A/S,
5.00%, 1/12/23 (c)		200	200

France (0.7%)
AXA SA,
3.25%, 5/28/49	EUR	500	639
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25		400	465
BNP Paribas SA,
1.13%, 6/11/26		485	572
1.25%, 7/13/31	GBP	200	252
BPCE SA,
5.15%, 7/21/24 (c)		$925	1,002
Orange SA,
5.00%, 10/1/26 (e)	EUR	250	335
TotalEnergies SE,
2.71%, 12/29/49 (e)		100	117
3.88%, 12/29/49 (e)		250	289
			3,671
Germany (0.8%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (c)		$875	915
Daimler Finance North America LLC,
0.75%, 3/1/24 (c)		550	545
Deutsche Bank AG,
2.22%, 9/18/24		250	253
Series E
0.96%, 11/8/23		375	375
Deutsche Telekom International Finance BV,
4.38%, 6/21/28 (c)		625	698
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	810	1,016
Volkswagen International Finance N.V., Series 10Y
1.88%, 3/30/27		500	611
			4,413
India (0.2%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		$1,050	1,102

Ireland (0.1%)
AerCap Ireland Capital DAC,
2.45%, 10/29/26		425	429

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (c)		325	332
			761
Italy (0.1%)
Assicurazioni Generali SpA,
5.50%, 10/27/47	EUR	400	554

Japan (0.1%)
NTT Finance Corp.,
1.59%, 4/3/28 (c)		$800	782

Korea, Republic of (0.4%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (c)		810	837
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (c)		510	532
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (c)		730	705
			2,074
Luxembourg (0.2%)
Blackstone Property Partners Europe Holdings Sarl,
1.25%, 4/26/27	EUR	400	459
Logicor Financing Sarl,
1.50%, 7/13/26		300	354
			813
Mexico (0.1%)
Fomento Economico Mexicano SAB de CV,
0.50%, 5/28/28		500	563

Netherlands (0.1%)
ASR Nederland N.V.,
5.00%, 9/30/24 (e)		425	540

Qatar (0.0%) (a)
Ooredoo International Finance Ltd.,
2.63%, 4/8/31 (c)		$200	201

Saudi Arabia (0.1%)
Saudi Arabian Oil Co.,
3.50%, 4/16/29		690	739

Spain (0.3%)
Banco Santander SA,
3.13%, 1/19/27	EUR	400	505
5.18%, 11/19/25		$800	891
CaixaBank SA,
0.75%, 4/18/23	EUR	400	461
			1,857
Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29		400	449

Switzerland (0.4%)
Credit Suisse Group AG,
2.19%, 6/5/26 (c)		$575	578

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Syngenta Finance N.V.,
4.44%, 4/24/23 (c)		200	207
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (c)		1,150	1,162
			1,947
United Arab Emirates (0.2%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (c)		200	207
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (c)		650	637
			844
United Kingdom (1.1%)
BAT Capital Corp.,
3.56%, 8/15/27		675	708
BP Capital Markets PLC,
2.50%, 11/6/22		350	356
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	300	411
2.63%, 11/7/25		$525	539
4.25%, 3/14/24		700	740
Lloyds Banking Group PLC,
1.75%, 9/7/28	EUR	330	386
2.25%, 10/16/24	GBP	400	552
Nationwide Building Society,
3.77%, 3/8/24 (c)		$300	309
4.36%, 8/1/24 (c)		200	209
Natwest Group PLC,
3.88%, 9/12/23		950	991
NGG Finance PLC,
5.63%, 6/18/73	GBP	350	515
Western Power Distribution West Midlands PLC,
5.75%, 4/16/32		200	362
			6,078

United States (4.7%)
7-Eleven, Inc.,
1.30%, 2/10/28 (c)		$550	524
Altria Group, Inc.,
2.45%, 2/4/32		425	404
Amazon.com, Inc.,
2.70%, 6/3/60		250	242
American Tower Corp.,
2.40%, 3/15/25		250	257
AT&T, Inc.,
1.80%, 9/5/26	EUR	400	484
2.90%, 12/4/26	GBP	350	499
3.10%, 2/1/43		300	292
Bank of America Corp.,
2.57%, 10/20/32		$275	277
2.69%, 4/22/32		325	330
MTN
4.00%, 1/22/25		1,050	1,122
Boeing Co. (The),
5.15%, 5/1/30		525	612
Broadcom, Inc.,
2.45%, 2/15/31 (c)		50	49

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Burlington Northern Santa Fe LLC,
3.05%, 2/15/51		125	130
3.30%, 9/15/51		50	54
4.55%, 9/1/44		45	57
Capital One Financial Corp.,
3.30%, 10/30/24		425	448
CDW LLC,
2.67%, 12/1/26		150	154
Charter Communications Operating LLC,
2.30%, 2/1/32		75	71
2.80%, 4/1/31		200	198
3.50%, 3/1/42		125	121
5.13%, 7/1/49		125	145
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	400	466
Cigna Corp.,
2.38%, 3/15/31		$150	151
3.88%, 10/15/47		200	224
Comcast Corp.,
1.95%, 1/15/31		675	662
CVS Health Corp.,
3.75%, 4/1/30		500	549
Deere & Co.,
3.10%, 4/15/30		450	486
Diamondback Energy, Inc.,
2.88%, 12/1/24		800	831
Eli Lilly & Co.,
1.70%, 11/1/49	EUR	200	251
Emerson Electric Co.,
1.25%, 10/15/25		450	532
Energy Transfer LP,
2.90%, 5/15/25		$775	801
Enterprise Products Operating LLC,
3.95%, 1/31/60		275	298
Ford Motor Credit Co. LLC,
3.09%, 1/9/23		300	305
Fox Corp.,
4.71%, 1/25/29		775	885
Georgia-Pacific LLC,
2.30%, 4/30/30 (c)		675	677
HCA, Inc.,
5.25%, 6/15/49		250	322
JPMorgan Chase & Co.,
1.95%, 2/4/32		1,000	964
Level 3 Financing, Inc.,
3.40%, 3/1/27 (c)		550	569
Lowe's Cos., Inc.,
1.30%, 4/15/28		425	408
1.70%, 10/15/30		475	452
McDonald's Corp., MTN
3.38%, 5/26/25		350	372
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (c)		575	607
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		525	540
NIKE, Inc.,
3.25%, 3/27/40		200	218
NVIDIA Corp.,
2.00%, 6/15/31		825	822

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Occidental Petroleum Corp.,
3.20%, 8/15/26		40	41
5.55%, 3/15/26		350	390
Oracle Corp.,
2.50%, 4/1/25		150	154
2.88%, 3/25/31		275	277
Pacific Gas and Electric Co.,
2.50%, 2/1/31		125	119
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	400	503
Prologis Euro Finance LLC,
1.88%, 1/5/29		300	369
Synchrony Bank,
3.00%, 6/15/22		$875	883
Thermo Fisher Scientific, Inc.,
1.88%, 10/1/49	EUR	200	234
Upjohn Finance BV,
1.91%, 6/23/32		550	656
Verizon Communications, Inc.,
1.13%, 11/3/28	GBP	300	389
2.99%, 10/30/56		$225	214
3.40%, 3/22/41		375	393
Vontier Corp.,
2.40%, 4/1/28 (c)		250	242
Walt Disney Co. (The),
2.65%, 1/13/31		398	415
3.80%, 3/22/30		300	337
Wells Fargo & Co.,
3.07%, 4/30/41		450	462
MTN
2.88%, 10/30/30		675	702
			25,642
			61,413
Mortgages - Other (0.7%)
Germany (0.1%)
Berg Finance,
1.05%, 4/22/33	EUR	393	447

Ireland (0.1%)
Glenbeigh 2 Issuer 2021-2 DAC,
3 Month EURIBOR + 0.75%, 0.21%, 6/24/50 (c)(d)		436	497

Netherlands (0.0%) (a)
E-MAC NL 2006-II BV,
3 Month EURIBOR + 0.13%, 0.67%, 1/25/39 (d)		176	196

United Kingdom (0.1%)
Great Hall Mortgages No. 1 PLC,
3 Month EURIBOR + 0.25%, 0.00%, 6/18/38 (d)		200	221
Landmark Mortgage Securities No. 3 PLC,
3 Month GBP LIBOR + 2.10%, 2.31%, 4/17/44 (d)	GBP	222	301
			522
United States (0.4%)
Banc of America Alternative Loan Trust,
6.36%, 10/25/36		$24	10
ChaseFlex Trust,
6.00%, 2/25/37		21	12
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47		303	303

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

3.50%, 5/25/45 – 7/25/46		110	112
4.00%, 5/25/45		6	7
GSR Mortgage Loan Trust,
5.75%, 1/25/37		8	7
Hundred Acre Wood Trust,
2.50%, 10/25/51 (c)(d)		496	496
Lehman Mortgage Trust,
6.50%, 9/25/37		17	8
Mello Mortgage Capital Acceptance,
2.50%, 8/25/51 (c)(d)		575	575
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58 – 10/25/58		310	323
4.00%, 10/25/58		34	36
			1,889
			3,551
Sovereign (26.7%)
Australia (0.8%)
Australia Government Bond,
0.25%, 11/21/25	AUD	3,450	2,418
2.50%, 5/21/30		390	303
2.75%, 11/21/29		1,110	878
3.25%, 4/21/25		1,140	888
			4,487
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30 (c)	EUR	360	410

Belgium (0.4%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (c)		170	208
1.70%, 6/22/50 (c)		480	654
1.90%, 6/22/38 (c)		760	1,052
			1,914
Canada (1.2%)
Canadian Government Bond,
1.25%, 6/1/30	CAD	2,600	2,041
2.00%, 12/1/51		100	85
2.25%, 6/1/29		5,410	4,565
			6,691
China (9.1%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	3,600	557
3.79%, 10/26/30		3,430	565
China Development Bank,
3.07%, 3/10/30		7,380	1,153
3.34%, 7/14/25		3,430	550
China Government Bond,
3.02%, 5/27/31		89,000	14,192
3.13%, 11/21/29		20,150	3,226
3.27%, 11/19/30		167,720	27,223
3.81%, 9/14/50		3,170	533

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

3.86%, 7/22/49		6,000	1,015
Export-Import Bank of China (The),
2.93%, 3/2/25		3,470	549
			49,563
Colombia (0.0%) (a)
Colombian TESSeries B,
7.75%, 9/18/30	COP	618,000	148

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	3,000	479

Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34 (c)	EUR	370	469

France (1.9%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		500	636
Banque Federative du Credit Mutuel SA,
1.25%, 12/5/25	GBP	400	536
French Republic Government Bond OAT,
0.00%, 11/25/29	EUR	6,260	7,134
2.00%, 5/25/48 (c)		860	1,260
SNCF Reseau,
1.88%, 3/30/34		400	524
			10,090
Germany (0.7%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 5/15/36		110	125
0.25%, 2/15/29		1,010	1,201
4.25%, 7/4/39		390	783
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		1,320	1,761
			3,870
Greece (2.6%)
Hellenic Republic Government Bond,
0.75%, 6/18/31 (c)		13,323	14,413

Hong Kong (0.1%)
Hong Kong Government International Bond,
2.50%, 5/28/24 (c)		$250	259

Hungary (0.0%) (a)
Hungary Government Bond,
3.00%, 8/21/30	HUF	24,000	66

Indonesia (0.2%)
Indonesia Government International Bond,
1.75%, 4/24/25	EUR	540	642
Indonesia Treasury Bond,
6.50%, 2/15/31	IDR	4,104,000	291
8.25%, 5/15/29		1,408,000	110
8.38%, 3/15/34		3,572,000	282
			1,325

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Ireland (0.1%)
Ireland Government Bond,
0.20%, 10/18/30	EUR	410	470

Italy (1.2%)
Italy Buoni Poliennali Del Tesoro,
0.00%, 8/1/26		1,190	1,330
1.40%, 5/26/25 (c)		301	373
1.65%, 12/1/30 (c)		180	216
1.85%, 7/1/25 (c)		1,960	2,360
2.45%, 9/1/50 (c)		1,250	1,568
Republic of Italy Government International Bond,
0.88%, 5/6/24		$745	737
			6,584
Japan (4.5%)
Japan Government Five Year Bond,
0.10%, 6/20/24	JPY	605,000	5,285
Japan Government Ten Year Bond,
0.10%, 6/20/26 – 6/20/29		983,000	8,631
Japan Government Thirty Year Bond,
0.30%, 6/20/46		207,000	1,689
0.40%, 9/20/49		131,000	1,064
0.60%, 6/20/50		14,000	119
1.70%, 6/20/33		447,800	4,574
Japan Government Twenty Year Bond,
0.40%, 6/20/41		401,000	3,444
			24,806
Korea, Republic of (0.4%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$640	620
2.38%, 6/25/24		510	527
Korea Development Bank (The),
0.80%, 7/19/26		590	573
Korea International Bond,
2.00%, 6/19/24		350	359
			2,079
Malaysia (0.3%)
Malaysia Government Bond,
3.89%, 8/15/29	MYR	2,330	571
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)		$875	928
			1,499
Mexico (0.2%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	6,000	294
8.50%, 5/31/29		5,900	305
Mexico Government International Bond,
4.50%, 4/22/29		$530	591
Petroleos Mexicanos,
6.95%, 1/28/60		135	121
			1,311

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Netherlands (0.3%)
Nederlandse Waterschapsbank N.V.,
1.00%, 5/28/30 (c)	EUR	376	358
Netherlands Government Bond,
0.00%, 7/15/30 (c)		970	1,116
2.75%, 1/15/47 (c)		90	167
			1,641
Nigeria (0.0%) (a)
Africa Finance Corp.,
4.38%, 4/17/26 (c)		$200	216

Norway (0.0%) (a)
Norway Government Bond,
1.38%, 8/19/30 (c)	NOK	1,080	120

Poland (0.1%)
Republic of Poland Government Bond,
0.25%, 10/25/26	PLN	1,300	272

Russia (0.1%)
Russian Federal Bond - OFZ,
7.95%, 10/7/26	RUB	29,000	381

Spain (0.6%)
Spain Government Bond,
0.00%, 1/31/28	EUR	540	611
1.25%, 10/31/30 (c)		1,620	1,978
2.70%, 10/31/48 (c)		410	614
3.45%, 7/30/66 (c)		120	206
			3,409
Sweden (0.1%)
Sweden Government Bond,
0.75%, 5/12/28	SEK	2,430	279
1.00%, 11/12/26		1,440	167
			446
United Kingdom (1.5%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	2,350	3,037
0.63%, 10/22/50		680	810
1.63%, 10/22/28		1,160	1,657
3.50%, 1/22/45		840	1,666
4.25%, 9/7/39		620	1,256
			8,426
			145,844
Supranational (1.1%)
Asian Development Bank,
2.13%, 5/19/31	NZD	300	192
European Investment Bank,
0.20%, 7/15/24	EUR	970	1,122
Series EARN
0.00%, 1/14/31		925	1,045
International Bank for Reconstruction & Development,
SOFR + 0.43%, 0.48%, 8/19/27 (d)	AUD	1,630	1,648
2.20%, 2/27/24		3,040	2,270
			6,277

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

U.S. Treasury Securities (3.6%)
United States (3.6%)
U.S. Treasury Bonds,
1.13%, 5/15/40	$4,920	4,314
1.25%, 5/15/50	2,540	2,158
2.13%, 5/15/25	1,390	1,439
2.50%, 2/15/45	1,260	1,386
2.75%, 8/15/47	2,950	3,434
U.S. Treasury Notes,
1.13%, 10/31/26	2,210	2,196
1.88%, 6/30/26	1,950	2,005
2.50%, 5/15/24	2,480	2,576
		19,508
Total Fixed Income Securities (Cost $257,368)		256,913

	Shares
Common Stocks (35.3%)
Australia (1.0%)
Afterpay Ltd. (f)	1,041	63
Ampol Ltd.	1,106	24
APA Group	5,349	39
Aristocrat Leisure Ltd.	2,770	88
ASX Ltd.	885	60
Aurizon Holdings Ltd.	8,422	21
AusNet Services Ltd.	8,762	16
Australia & New Zealand Banking Group Ltd.	13,437	269
BHP Group Ltd.	13,580	410
BlueScope Steel Ltd.	2,337	35
Brambles Ltd.	6,597	51
Cochlear Ltd.	304	48
Coles Group Ltd.	6,100	80
Commonwealth Bank of Australia	8,139	598
Computershare Ltd.	2,483	36
Crown Resorts Ltd. (f)	1,702	15
CSL Ltd.	2,127	450
Dexus REIT	4,979	40
Domino's Pizza Enterprises Ltd.	274	23
Endeavour Group Ltd. (Australia)	6,191	30
Evolution Mining Ltd.	8,301	24
Fortescue Metals Group Ltd.	7,813	109
Goodman Group REIT	7,614	147
GPT Group (The) REIT	8,849	35
IDP Education Ltd.	958	24
Insurance Australia Group Ltd.	11,535	36
James Hardie Industries PLC CDI	2,040	82
Lendlease Corp Ltd. REIT	3,210	25
Macquarie Group Ltd.	1,603	239
Magellan Financial Group Ltd.	625	10
Medibank Pvt Ltd.	12,527	30
Mirvac Group REIT	18,286	39
National Australia Bank Ltd.	15,468	325
Newcrest Mining Ltd.	3,806	68
Northern Star Resources Ltd.	5,133	35
OneMarket Ltd. (f)	390	—
Orica Ltd.	1,889	19
Origin Energy Ltd.	8,090	31

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Qantas Airways Ltd. (f)	4,288	16
QBE Insurance Group Ltd.	6,823	56
Ramsay Health Care Ltd.	844	44
REA Group Ltd.	242	29
Reece Ltd.	1,326	26
Rio Tinto Ltd.	1,698	124
Santos Ltd.	14,565	67
Scentre Group REIT	23,673	54
Seek Ltd.	1,532	36
Sonic Healthcare Ltd.	2,113	72
South32 Ltd.	21,276	62
Stockland REIT	10,922	34
Suncorp Group Ltd.	5,881	47
Sydney Airport (f)	6,050	38
Tabcorp Holdings Ltd.	10,286	38
Telstra Corp., Ltd.	18,999	58
Transurban Group	13,964	140
Treasury Wine Estates Ltd.	3,283	30
Vicinity Centres REIT	17,806	22
Washington H Soul Pattinson & Co. Ltd.	1,008	22
Wesfarmers Ltd.	5,161	223
Westpac Banking Corp.	16,923	263
WiseTech Global Ltd.	650	28
Woodside Petroleum Ltd.	4,441	71
Woolworths Group Ltd.	5,793	160
Xero Ltd. (f)	611	63
		5,497
Austria (0.0%) (a)
Erste Group Bank AG	1,424	67
OMV AG	616	35
Raiffeisen Bank International AG	612	18
Verbund AG	290	33
voestalpine AG	479	17
		170
Belgium (0.1%)
Ageas SA N.V.	815	42
Anheuser-Busch InBev SA N.V.	3,612	219
Argenx SE (f) (Euronext)	55	20
Argenx SE (f) (NYSE)	167	60
Elia Group SA	148	19
Etablissements Franz Colruyt N.V.	259	11
Groupe Bruxelles Lambert SA	543	61
KBC Group N.V.	1,202	103
Proximus SADP	764	15
Sofina SA	74	36
Solvay SA	356	41
UCB SA	609	70
Umicore SA	949	39
		736
Canada (1.7%)
Agnico Eagle Mines Ltd.	1,165	62
Air Canada (f)	833	14
Algonquin Power & Utilities Corp.	3,077	44
Alimentation Couche-Tard, Inc.	3,901	163
AltaGas Ltd.	1,328	29
Ballard Power Systems, Inc. (f)	1,144	14

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Bank of Montreal	2,955	318
Bank of Nova Scotia (The)	5,530	392
Barrick Gold Corp. (LSE)	6,402	122
Barrick Gold Corp. (NYSE)	1,893	35
Bausch Health Cos., Inc. (f)	1,469	41
BCE, Inc.	342	18
Blackberry Ltd. (f)	2,520	24
Brookfield Asset Management, Inc., Class A	6,431	388
Brookfield Renewable Corp., Class A	624	23
CAE, Inc. (f)	1,519	38
Cameco Corp.	1,928	42
Canadian Apartment Properties REIT	400	19
Canadian Imperial Bank of Commerce	2,032	237
Canadian National Railway Co.	3,230	397
Canadian Natural Resources Ltd.	5,434	230
Canadian Pacific Railway Ltd. (NYSE)	599	43
Canadian Pacific Railway Ltd. (TSX)	3,064	220
Canadian Tire Corp., Ltd., Class A	274	39
Canadian Utilities Ltd., Class A	607	18
Canopy Growth Corp. (f)	1,159	10
CCL Industries, Inc., Class B	722	39
Cenovus Energy, Inc.	6,072	74
CGI, Inc. (f)	1,036	92
Constellation Software, Inc.	95	176
Dollarama, Inc.	1,371	69
Emera, Inc.	1,220	61
Empire Co., Ltd., Class A	796	24
Enbridge, Inc.	9,290	363
Fairfax Financial Holdings Ltd.	124	61
First Quantum Minerals Ltd.	2,781	67
FirstService Corp.	188	37
Fortis, Inc.	2,119	102
Franco-Nevada Corp.	904	125
George Weston Ltd.	358	42
GFL Environmental, Inc.	751	28
Gildan Activewear, Inc.	952	40
Great-West Lifeco, Inc.	1,322	40
Hydro One Ltd.	1,553	40
IA Financial Corp., Inc.	511	29
IGM Financial, Inc.	398	14
Imperial Oil Ltd.	1,175	42
Intact Financial Corp.	834	108
Ivanhoe Mines Ltd., Class A (f)	2,811	23
Keyera Corp.	1,059	24
Kinross Gold Corp.	5,734	33
Kirkland Lake Gold Ltd.	1,276	54
Lightspeed Commerce, Inc. (f)	531	21
Loblaw Cos., Ltd.	800	66
Lundin Mining Corp.	3,148	25
Magna International, Inc.	1,347	109
Manulife Financial Corp.	8,827	168
Metro, Inc.	1,159	62
National Bank of Canada	1,603	122
Northland Power, Inc.	1,075	32
Nutrien Ltd.	2,570	193
Nuvei Corp. (f)	278	18
Onex Corp.	359	28
Open Text Corp.	1,290	61
Pan American Silver Corp.	1,012	25
Parkland Corp.	714	20
Pembina Pipeline Corp.	2,525	77

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Power Corp. of Canada	2,543	84
Quebecor, Inc., Class B	797	18
Restaurant Brands International, Inc.	1,353	82
RioCan Real Estate Investment Trust	734	13
Ritchie Bros Auctioneers, Inc.	528	32
Rogers Communications, Inc., Class B	1,687	80
Royal Bank of Canada	6,541	694
Saputo, Inc.	1,176	27
Shaw Communications, Inc., Class B	2,144	65
Shopify, Inc., Class A (f)	548	755
Sun Life Financial, Inc.	2,782	155
Suncor Energy, Inc.	6,837	171
TC Energy Corp.	4,549	212
Teck Resources Ltd., Class B	2,169	62
TELUS Corp.	2,108	50
TFI International, Inc.	392	44
Thomson Reuters Corp.	820	98
TMX Group Ltd.	266	27
Toromont Industries Ltd.	390	35
Toronto-Dominion Bank (The)	8,423	646
Tourmaline Oil Corp.	1,471	48
West Fraser Timber Co., Ltd.	457	44
Wheaton Precious Metals Corp.	2,130	91
WSP Global, Inc.	559	81
		9,428
China (0.0%) (a)
China Common Rich Renewable Energy Investments Ltd. (f)	42,000	—

Denmark (0.4%)
Ambu A/S Series B	772	20
AP Moller - Maersk A/S Series A	15	50
AP Moller - Maersk A/S Series B	27	96
Carlsberg A/S Series B	466	80
Chr Hansen Holding A/S	487	38
Coloplast A/S Series B	558	98
Danske Bank A/S	3,176	55
Demant A/S (f)	506	26
DSV Panalpina A/S	945	220
Genmab A/S (f)	319	127
GN Store Nord AS	572	36
Novo Nordisk A/S Series B	7,795	876
Novozymes A/S Series B	957	79
Orsted A/S	889	114
Pandora A/S	463	58
ROCKWOOL International A/S, Class B	39	17
Tryg A/S	1,653	41
Vestas Wind Systems A/S	4,762	145
		2,176
Finland (0.2%)
Elisa Oyj	669	41
Fortum Oyj	2,139	65
Kesko Oyj, Class B	1,304	43
Kone Oyj, Class B	1,616	116
Neste Oyj	2,004	99
Nokia Oyj (f)	25,554	162
Orion Oyj, Class B	498	21
Sampo Oyj, Class A	2,335	117
Stora Enso Oyj, Class R	2,760	51

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

UPM-Kymmene Oyj	2,543	97
Wartsila Oyj Abp	2,240	31
		843
France (2.4%)
Accor SA (f)	5,614	182
Aeroports de Paris (f)	141	18
Air Liquide SA	2,247	392
Airbus SE (f)	2,776	355
Alstom SA	1,505	54
Amundi SA	289	24
ArcelorMittal SA	3,140	101
Arkema SA	290	41
AXA SA	9,159	273
BioMerieux	195	28
BNP Paribas SA	5,380	372
Bollore SA	4,247	24
Bouygues SA	1,076	39
Bureau Veritas SA	1,400	47
Capgemini SE	766	188
Carrefour SA	2,943	54
Cie de Saint-Gobain	2,422	171
Cie Generale des Etablissements Michelin SCA	795	130
CNP Assurances	815	20
Covivio REIT	249	20
Credit Agricole SA	5,879	84
Danone SA	3,095	192
Dassault Aviation SA	119	13
Dassault Systemes SE	3,212	191
Edenred	1,193	55
Eiffage SA	9,559	984
Electricite de France SA	2,279	27
Engie SA	8,763	130
EssilorLuxottica SA	1,363	291
Eurazeo SE	189	17
Eurofins Scientific SE	632	78
Euronext N.V.	410	43
Faurecia SE	549	26
Gecina SA REIT	217	30
Getlink SE	2,082	35
Hermes International	151	264
Ipsen SA	181	17
Kering SA	357	287
Klepierre SA REIT (f)	961	23
L'Oreal SA	1,187	563
La Francaise des Jeux SAEM	452	20
Legrand SA	1,269	149
LVMH Moet Hennessy Louis Vuitton SE	1,327	1,098
Orange SA	9,449	101
Orpea SA	243	24
Pernod Ricard SA	992	239
Publicis Groupe SA	1,086	73
Remy Cointreau SA	107	26
Renault SA (f)	905	31
Safran SA	1,634	200
Sanofi	5,323	537
Sartorius Stedim Biotech	135	74
Schneider Electric SE	2,580	507
SEB SA	130	20
Societe Generale SA	3,851	132

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Sodexo SA	419	37
STMicroelectronics N.V.	3,231	160
Suez SA	1,667	38
Teleperformance	281	125
Thales SA	511	44
TotalEnergies SE	11,810	600
Ubisoft Entertainment SA (f)	450	22
Unibail-Rodamco-Westfield REIT (f)	590	41
Valeo SA	1,066	32
Veolia Environnement SA	3,121	115
Vinci SA	24,405	2,582
Vivendi SE	3,698	50
Wendel SE	129	15
Worldline SA (f)	1,149	64
		13,039
Germany (1.3%)
Adidas AG	911	262
Allianz SE (Registered)	1,949	460
Aroundtown SA	4,719	28
BASF SE	4,316	303
Bayer AG (Registered)	4,509	241
Bayerische Motoren Werke AG	1,571	157
Bayerische Motoren Werke AG (Preference)	273	23
Bechtle AG	398	28
Beiersdorf AG	474	49
Brenntag SE	735	66
Carl Zeiss Meditec AG	196	41
Commerzbank AG (f)	4,708	36
Continental AG (f)	509	53
Covestro AG	897	55
Daimler AG (Registered)	4,678	357
Daimler Truck Holding AG (f)	2,164	80
Delivery Hero SE (f)	786	87
Deutsche Bank AG (Registered) (f)	9,754	121
Deutsche Boerse AG	893	149
Deutsche Lufthansa AG (Registered) (f)	2,823	20
Deutsche Post AG (Registered)	4,677	301
Deutsche Telekom AG (Registered)	15,749	291
E.ON SE	10,560	147
Evonik Industries AG	989	32
Fresenius Medical Care AG & Co., KGaA	980	64
Fresenius SE & Co., KGaA	1,991	80
Fuchs Petrolub SE (Preference)	327	15
GEA Group AG	723	39
Hannover Rueck SE (Registered)	284	54
HeidelbergCement AG	700	47
HelloFresh SE (f)	808	62
Henkel AG & Co., KGaA	488	38
Henkel AG & Co., KGaA (Preference)	838	68
Infineon Technologies AG	6,211	286
KION Group AG	344	38
Knorr-Bremse AG	346	34
Lanxess AG	389	24
LEG Immobilien SE	344	48
Merck KGaA	611	157
MTU Aero Engines AG	254	52
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	657	194
Nemetschek SE	282	36

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Porsche Automobil Holding SE (Preference)	713	67
Puma SE (Euronext N.V.)	261	30
Puma SE (FSE)	242	32
QIAGEN N.V. (f)	1,087	60
Rational AG	24	25
RWE AG	3,045	123
SAP SE	4,929	694
Sartorius AG (Preference)	127	86
Scout24 AG	405	28
Siemens AG (Registered)	3,620	627
Siemens Energy AG (f)	1,907	49
Siemens Healthineers AG	1,341	100
Symrise AG	604	89
Telefonica Deutschland Holding AG	4,950	14
Uniper SE	432	20
United Internet AG (Registered)	469	19
Volkswagen AG	155	45
Volkswagen AG (Preference)	872	175
Vonovia SE	3,489	192
Zalando SE (f)	1,096	88
		7,286
Hong Kong (0.4%)
AIA Group Ltd.	55,534	560
BOC Hong Kong Holdings Ltd.	16,937	55
Budweiser Brewing Co., APAC Ltd.	7,760	20
Chow Tai Fook Jewellery Group Ltd. (f)	9,199	17
CK Asset Holdings Ltd.	8,865	56
CK Hutchison Holdings Ltd.	12,255	79
CK Infrastructure Holdings Ltd.	3,080	20
CLP Holdings Ltd.	7,661	77
ESR Cayman Ltd. (f)	9,028	31
Futu Holdings Ltd. ADR (f)	246	11
Galaxy Entertainment Group Ltd. (f)	10,518	54
Hang Lung Properties Ltd.	9,549	20
Hang Seng Bank Ltd.	3,479	64
Henderson Land Development Co., Ltd.	6,907	29
HK Electric Investments & HK Electric Investments Ltd.	11,892	12
HKT Trust & HKT Ltd.	16,892	23
Hong Kong & China Gas Co., Ltd.	50,632	79
Hong Kong Exchanges & Clearing Ltd.	5,489	321
Hongkong Land Holdings Ltd.	5,334	28
Jardine Matheson Holdings Ltd.	1,009	55
Link REIT	9,820	86
Melco Resorts & Entertainment Ltd. ADR (f)	1,030	10
MTR Corp., Ltd.	7,256	39
New World Development Co. Ltd.	7,206	29
Power Assets Holdings Ltd.	6,456	40
Sands China Ltd. (f)	11,418	27
Sino Land Co., Ltd.	15,766	20
SITC International Holdings Co. Ltd.	6,324	23
Sun Hung Kai Properties Ltd.	6,132	74
Swire Pacific Ltd., Class A	2,368	13
Swire Properties Ltd.	5,359	13
Techtronic Industries Co., Ltd.	6,598	131
WH Group Ltd.	38,437	24
Wharf Real Estate Investment Co., Ltd.	7,913	40
Xinyi Glass Holdings Ltd.	8,841	22
		2,202

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Ireland (0.1%)
CRH PLC	3,698	196
Flutter Entertainment PLC (f)	793	125
Kerry Group PLC, Class A	746	96
Kingspan Group PLC	745	89
Smurfit Kappa Group PLC	1,172	65
		571
Israel (0.1%)
Azrieli Group Ltd.	206	20
Bank Hapoalim BM	5,552	57
Bank Leumi Le-Israel BM	7,101	76
Check Point Software Technologies Ltd. (f)	520	61
CyberArk Software Ltd. (f)	194	34
Elbit Systems Ltd.	130	23
Fiverr International Ltd. (f)	143	16
ICL Group Ltd.	3,452	33
Inmode Ltd. (f)	243	17
Israel Discount Bank Ltd., Class A	5,689	38
Kornit Digital Ltd. (f)	226	34
Mizrahi Tefahot Bank Ltd.	687	27
Nice Ltd. (f)	309	94
Teva Pharmaceutical Industries Ltd. ADR (f)	5,392	43
Wix.com Ltd. (f)	274	43
		616
Italy (0.5%)
Amplifon SpA	585	31
Assicurazioni Generali SpA	5,204	110
Atlantia SpA (f)	41,419	822
CNH Industrial N.V.	4,836	94
Davide Campari-Milano N.V.	2,455	36
DiaSorin SpA	119	23
Enel SpA	38,279	306
Eni SpA	11,805	164
EXOR N.V.	513	46
Ferrari N.V.	601	155
FinecoBank Banca Fineco SpA	2,904	51
Infrastrutture Wireless Italiane SpA	1,564	19
Intesa Sanpaolo SpA	77,831	201
Mediobanca Banca di Credito Finanziario SpA	2,918	33
Moncler SpA	975	70
Nexi SpA (f)	2,238	35
Poste Italiane SpA	2,448	32
Prysmian SpA	1,192	45
Recordati Industria Chimica e Farmaceutica SpA	494	32
Snam SpA	9,505	57
Stellantis N.V.	9,464	179
Telecom Italia SpA (Milano)	46,492	23
Tenaris SA	2,205	23
Terna SpA	6,595	53
UniCredit SpA	9,932	153
		2,793
Netherlands (0.8%)
ABN Amro Bank N.V. CVA	1,989	29
Adyen N.V. (f)	96	253
Aegon N.V.	8,444	42
Akzo Nobel N.V.	886	97

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

ASM International N.V.	225	100
ASML Holding N.V.	1,977	1,591
Basic-Fit N.V. (f)	3,193	153
Coca-Cola Europacific Partners PLC	973	54
Heineken Holding N.V.	546	51
Heineken N.V.	1,225	138
IMCD NV	280	62
ING Groep N.V.	18,539	258
InPost SA (f)	946	11
JDE Peet's N.V.	470	15
Just Eat Takeaway.com N.V (f)	867	48
Koninklijke Ahold Delhaize N.V.	4,935	169
Koninklijke DSM N.V.	831	187
Koninklijke KPN N.V.	15,901	49
Koninklijke Philips N.V.	4,388	164
NN Group N.V.	1,273	69
Prosus N.V. (f)	4,488	376
Randstad N.V.	567	39
Universal Music Group N.V.	3,434	97
Wolters Kluwer N.V.	1,274	150
		4,202
New Zealand (0.0%) (a)
Auckland International Airport Ltd. (f)	5,910	31
Fisher & Paykel Healthcare Corp., Ltd.	2,672	60
Mercury NZ Ltd.	3,099	13
Meridian Energy Ltd.	6,057	20
Ryman Healthcare Ltd.	1,952	17
Spark New Zealand Ltd.	8,452	26
		167
Norway (0.1%)
Adevinta ASA (f)	1,272	17
Aker BP ASA	618	19
DNB Bank ASA	4,539	104
Equinor ASA	4,829	128
Gjensidige Forsikring ASA	976	24
Mowi ASA	2,157	51
Norsk Hydro ASA	6,562	52
Orkla ASA	3,669	37
Schibsted ASA, Class A	365	14
Schibsted ASA, Class B	491	16
Telenor ASA	3,443	54
Yara International ASA	804	40
		556
Portugal (0.0%) (a)
EDP - Energias de Portugal SA	13,633	75
EDP Renovaveis SA	1,422	36
Galp Energia SGPS SA	2,436	24
Jeronimo Martins SGPS SA	1,374	31
		166
Singapore (0.2%)
Ascendas REIT	14,700	32
CapitaLand Integrated Commercial Trust REIT	21,302	32
Capitaland Investment Ltd. (f)	11,400	29
City Developments Ltd.	1,800	9
DBS Group Holdings Ltd.	7,900	192

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Genting Singapore Ltd.	26,200	15
Keppel Corp., Ltd.	6,400	25
Mapletree Commercial Trust REIT	10,100	15
Mapletree Logistics Trust REIT	13,500	19
Oversea-Chinese Banking Corp., Ltd.	14,800	125
Sea Ltd. ADR (f)	700	157
Singapore Airlines Ltd. (f)	6,000	22
Singapore Exchange Ltd.	3,500	24
Singapore Technologies Engineering Ltd.	6,800	19
Singapore Telecommunications Ltd.	36,100	62
United Overseas Bank Ltd.	5,100	102
UOL Group Ltd.	2,100	11
Venture Corp. Ltd.	1,200	16
Wilmar International Ltd.	8,400	26
		932
Spain (0.4%)
ACS Actividades de Construccion y Servicios SA	1,152	31
Aena SME SA (f)	355	56
Amadeus IT Group SA (f)	2,132	144
Banco Bilbao Vizcaya Argentaria SA	31,728	188
Banco Santander SA	81,995	272
CaixaBank SA	21,049	57
Cellnex Telecom SA	2,413	140
Enagas SA	1,173	27
Endesa SA	1,508	35
Ferrovial SA	18,665	584
Grifols SA	1,414	27
Iberdrola SA	27,446	325
Industria de Diseno Textil SA	5,102	165
Melia Hotels International SA (f)	4,036	27
Naturgy Energy Group SA	922	30
Red Electrica Corp., SA	2,040	44
Repsol SA	6,827	81
Siemens Gamesa Renewable Energy SA (f)	1,140	27
Telefonica SA	24,818	108
Telepizza Group SA (f)	156	1
		2,369
Sweden (0.6%)
Alfa Laval AB	1,446	58
Assa Abloy AB, Class B	4,587	140
Atlas Copco AB, Class A	3,093	214
Atlas Copco AB, Class B	1,799	106
Boliden AB	1,259	49
Electrolux AB (f)	1,031	25
Embracer Group AB (f)	2,233	24
Epiroc AB, Class A	3,076	78
Epiroc AB, Class B	1,808	38
EQT AB	1,393	75
Essity AB, Class B	2,758	90
Evolution AB	796	112
Fastighets AB Balder, Class B (f)	488	35
Getinge AB, Class B	1,070	47
Hennes & Mauritz AB, Class B	3,335	65
Hexagon AB, Class B	9,300	147
Husqvarna AB, Class B	1,940	31
ICA Gruppen AB	461	27
Industrivarden AB, Class A	607	19
Industrivarden AB, Class C	724	23

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Investment AB Latour, Class B	689	28
Investor AB, Class A	2,307	61
Investor AB, Class B	8,411	211
Kinnevik AB, Class B (f)	1,113	40
L E Lundbergforetagen AB, Class B	349	20
Lifco AB, Class B	1,080	32
Lundin Energy AB	908	32
Nibe Industrier AB, Class B	6,650	100
Nordea Bank Abp	14,874	181
Sagax AB	766	26
Sandvik AB	5,203	145
Securitas AB, Class B	1,438	20
Sinch AB (f)	2,489	31
Skandinaviska Enskilda Banken AB, Class A	7,451	103
Skanska AB, Class B	1,578	41
SKF AB, Class B	1,764	42
Svenska Cellulosa AB SCA, Class B	2,779	49
Svenska Handelsbanken AB, Class A	6,723	73
Swedbank AB, Class A	4,163	84
Swedish Match AB	6,797	54
Tele2 AB, Class B	2,301	33
Telefonaktiebolaget LM Ericsson, Class B	13,380	147
Telia Co., AB	12,166	48
Volvo AB, Class A	930	22
Volvo AB, Class B	6,639	153
		3,179
Switzerland (1.6%)
ABB Ltd. (Registered)	7,629	291
Adecco Group AG (Registered)	721	37
Alcon, Inc.	2,360	208
Bachem Holding AG	29	23
Baloise Holding AG (Registered)	213	35
Barry Callebaut AG (Registered)	17	41
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	134
Chocoladefabriken Lindt & Sprungli AG	5	69
Cie Financiere Richemont SA (Registered)	2,421	362
Clariant AG (Registered) (f)	994	21
Credit Suisse Group AG (Registered)	12,293	119
EMS-Chemie Holding AG (Registered)	33	37
Geberit AG (Registered)	168	137
Givaudan SA (Registered)	42	220
Holcim Ltd. (Registered) (f)	2,405	122
Julius Baer Group Ltd.	1,020	68
Kuehne & Nagel International AG (Registered)	252	81
Logitech International SA (Registered)	813	68
Lonza Group AG (Registered)	349	291
Nestle SA (Registered)	12,990	1,814
Novartis AG (Registered)	10,170	894
Partners Group Holding AG	107	177
Roche Holding AG	149	67
Roche Holding AG (Genusschein)	3,227	1,339
Schindler Holding AG	190	51
Schindler Holding AG (Registered)	94	25
SGS SA (Registered)	28	93
Sika AG (Registered)	652	271
Sonova Holding AG (Registered)	255	100
Straumann Holding AG (Registered)	48	101
Swatch Group AG (The)	134	41
Swatch Group AG (The) (Registered)	248	14

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Swiss Life Holding AG (Registered)	145	89
Swiss Prime Site AG (Registered)	352	34
Swiss Re AG	1,391	137
Swisscom AG (Registered)	119	67
Temenos AG (Registered)	315	43
UBS Group AG (Registered)	16,329	293
VAT Group AG	127	63
Vifor Pharma AG	231	41
Zurich Insurance Group AG	692	303
		8,421
United Kingdom (2.2%)
3i Group PLC	4,541	89
Aberdeen PLC	10,103	33
Admiral Group PLC	894	38
Anglo American PLC	6,079	248
Antofagasta PLC	1,851	34
Ashtead Group PLC	2,096	169
Associated British Foods PLC	1,643	45
AstraZeneca PLC	7,302	858
Auto Trader Group PLC	4,468	45
AVEVA Group PLC	573	26
Aviva PLC	18,060	100
BAE Systems PLC	14,912	111
Barclays PLC	77,938	197
Barratt Developments PLC	4,755	48
Berkeley Group Holdings PLC	516	33
BHP Group PLC	9,750	290
BP PLC	92,645	414
British American Tobacco PLC	9,894	366
British Land Co., PLC (The) REIT	4,083	29
BT Group PLC	40,638	93
Bunzl PLC	1,567	61
Burberry Group PLC	1,879	46
Coca-Cola HBC AG (f)	934	32
Compass Group PLC (f)	8,410	188
Croda International PLC	645	88
DCC PLC	458	38
Diageo PLC	10,834	592
Entain PLC (f)	2,774	63
Evraz PLC	2,359	19
Experian PLC	4,336	213
Ferguson PLC	1,036	184
G4S PLC	6,437	21
GlaxoSmithKline PLC	23,340	508
Glencore PLC (f)	46,125	234
Halma PLC	1,771	77
Hargreaves Lansdown PLC	1,660	30
Hikma Pharmaceuticals PLC	813	24
HSBC Holdings PLC	94,795	576
Imperial Brands PLC	4,379	96
Informa PLC (f)	7,001	49
InterContinental Hotels Group PLC (f)	4,233	274
Intertek Group PLC	756	58
Intu Properties PLC REIT (f)	5,299	—@
J Sainsbury PLC	8,184	31
JD Sports Fashion PLC	12,251	36
Johnson Matthey PLC	902	25
Kingfisher PLC	10,005	46
Land Securities Group PLC REIT	3,257	34

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Legal & General Group PLC	27,663	111
Lloyds Banking Group PLC	329,671	213
London Stock Exchange Group PLC	1,515	142
M&G PLC	12,053	33
Melrose Industries PLC	20,688	45
Mondi PLC	2,258	56
National Grid PLC	16,828	241
Natwest Group PLC	26,850	82
Next PLC	623	69
Ocado Group PLC (f)	2,283	52
Paragon Offshore PLC (f)	303	—
Pearson PLC	3,509	29
Persimmon PLC	1,488	58
Phoenix Group Holdings PLC	2,993	26
Prudential PLC	12,103	209
Reckitt Benckiser Group PLC	3,312	284
RELX PLC	9,064	295
Rentokil Initial PLC	8,750	69
Rio Tinto PLC	5,193	344
Rolls-Royce Holdings PLC (f)	39,069	65
Royal Dutch Shell PLC, Class A	18,932	416
Royal Dutch Shell PLC, Class B	16,964	373
Sage Group PLC (The)	4,867	56
Schroders PLC	577	28
Segro PLC REIT	5,622	109
Severn Trent PLC	1,167	47
Smith & Nephew PLC	4,106	72
Smiths Group PLC	1,843	39
Spirax-Sarco Engineering PLC	344	75
SSE PLC	4,882	109
St. James's Place PLC	2,503	57
Standard Chartered PLC	12,238	74
Taylor Wimpey PLC	17,035	41
Tesco PLC	35,749	140
Unilever PLC CVA	12,222	653
United Utilities Group PLC	3,180	47
Vodafone Group PLC	128,438	195
Whitbread PLC (f)	4,686	190
WPP PLC	5,562	84
		12,137
United States (21.2%)
10X Genomics, Inc., Class A (f)	179	27
3M Co.	1,320	234
Abbott Laboratories	4,029	567
AbbVie, Inc.	3,989	540
ABIOMED, Inc. (f)	105	38
Accenture PLC, Class A	1,427	592
Activision Blizzard, Inc.	1,821	121
Adobe, Inc. (f)	1,058	600
Advance Auto Parts, Inc.	141	34
Advanced Micro Devices, Inc. (f)	2,792	402
AES Corp. (The)	1,535	37
Affirm Holdings, Inc. (f)	208	21
Aflac, Inc.	1,451	85
Agilent Technologies, Inc.	690	110
AGNC Investment Corp. REIT	1,214	18
Air Products & Chemicals, Inc.	505	154
Airbnb, Inc., Class A (f)	549	91
Akamai Technologies, Inc. (f)	369	43

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Albemarle Corp.	264	62
Alexandria Real Estate Equities, Inc. REIT	330	74
Align Technology, Inc. (f)	174	114
Alleghany Corp. (f)	32	21
Allegion PLC	204	27
Alliant Energy Corp.	566	35
Allstate Corp. (The)	674	79
Ally Financial, Inc.	825	39
Alnylam Pharmaceuticals, Inc. (f)	266	45
Alphabet, Inc., Class A (f)	689	1,996
Alphabet, Inc., Class C (f)	659	1,907
Altice USA, Inc., Class A (f)	1,264	20
Altria Group, Inc.	4,158	197
Amazon.com, Inc. (f)	1,059	3,531
AMC Entertainment Holdings, Inc., Class A (f)	1,298	35
Amcor PLC	3,526	42
AMERCO	23	17
Ameren Corp.	583	52
American Electric Power Co., Inc.	1,138	101
American Express Co.	1,557	255
American Financial Group, Inc.	164	23
American International Group, Inc.	1,967	112
American Tower Corp. REIT	1,032	302
American Water Works Co., Inc.	413	78
Ameriprise Financial, Inc.	262	79
AmerisourceBergen Corp.	355	47
AMETEK, Inc.	524	77
Amgen, Inc.	1,311	295
Amphenol Corp., Class A	1,351	118
Analog Devices, Inc.	1,238	218
Annaly Capital Management, Inc. REIT	3,334	26
ANSYS, Inc. (f)	198	79
Anthem, Inc.	555	257
AO Smith Corp.	303	26
Aon PLC, Class A	520	156
Apollo Global Management, Inc.	405	29
Apple, Inc.	37,415	6,644
Applied Materials, Inc.	2,077	327
Aptiv PLC (f)	617	102
Aramark	13,844	510
Arch Capital Group Ltd. (f)	905	40
Archer-Daniels-Midland Co.	1,277	86
Arista Networks, Inc. (f)	521	75
Arrow Electronics, Inc. (f)	164	22
Arthur J Gallagher & Co.	469	80
Asana, Inc., Class A (f)	165	12
Assurant, Inc.	136	21
AT&T, Inc.	16,359	402
Athene Holding Ltd., Class A (f)	309	26
Atmos Energy Corp.	299	31
Autodesk, Inc. (f)	500	141
Automatic Data Processing, Inc.	961	237
AutoZone, Inc. (f)	49	103
Avalara, Inc. (f)	203	26
AvalonBay Communities, Inc. REIT	318	80
Avantor, Inc. (f)	1,210	51
Avery Dennison Corp.	189	41
Baker Hughes Co.	1,875	45
Ball Corp.	743	72
Bank of America Corp.	17,394	774
Bank of New York Mellon Corp. (The)	1,879	109

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Bath & Body Works, Inc.	600	42
Baxter International, Inc.	1,144	98
Becton Dickinson & Co.	659	166
Bentley Systems, Inc., Class B	396	19
Berkshire Hathaway, Inc., Class B (f)	3,010	900
Best Buy Co., Inc.	522	53
Bill.Com Holdings, Inc. (f)	170	42
Bio-Rad Laboratories, Inc., Class A (f)	51	39
Bio-Techne Corp.	89	46
Biogen, Inc. (f)	342	82
BioMarin Pharmaceutical, Inc. (f)	425	38
Black Knight, Inc. (f)	356	30
BlackRock, Inc.	346	317
Blackstone Group, Inc. (The)	1,574	204
Block, Inc., Class A (f)	936	151
Bloomin' Brands, Inc. (f)	4,643	97
Boeing Co. (The) (f)	1,296	261
Booking Holdings, Inc. (f)	95	228
Booz Allen Hamilton Holding Corp.	310	26
BorgWarner, Inc.	551	25
Boston Properties, Inc. REIT	346	40
Boston Scientific Corp. (f)	3,279	139
Brinker International, Inc. (f)	2,393	88
Bristol-Myers Squibb Co.	5,132	320
Broadcom, Inc.	870	579
Broadridge Financial Solutions, Inc.	263	48
Brown & Brown, Inc.	550	39
Brown-Forman Corp., Class B	704	51
Bunge Ltd.	321	30
Burlington Stores, Inc. (f)	153	45
Cable One, Inc.	12	21
Cabot Oil & Gas Corp.	30,373	577
Cadence Design Systems, Inc. (f)	621	116
Caesars Entertainment, Inc. (f)	492	46
Camden Property Trust REIT	229	41
Campbell Soup Co.	442	19
Capital One Financial Corp.	1,019	148
Cardinal Health, Inc.	668	34
Carlyle Group, Inc. (The)	364	20
CarMax, Inc. (f)	368	48
Carnival Corp. (f)	1,913	39
Carrier Global Corp.	1,908	104
Carvana Co. (f)	174	40
Catalent, Inc. (f)	395	51
Caterpillar, Inc.	1,259	260
Cboe Global Markets, Inc.	240	31
CBRE Group, Inc., Class A (f)	766	83
CDW Corp.	316	65
Celanese Corp.	252	42
Centene Corp. (f)	1,276	105
CenterPoint Energy, Inc.	1,344	38
Ceridian HCM Holding, Inc. (f)	313	33
Cerner Corp.	687	64
CF Industries Holdings, Inc.	476	34
CH Robinson Worldwide, Inc.	293	32
Charles River Laboratories International, Inc. (f)	114	43
Charles Schwab Corp. (The)	3,333	280
Charter Communications, Inc., Class A (f)	295	192
Cheesecake Factory, Inc. (The) (f)	2,770	108
Cheniere Energy, Inc.	551	56
Chevron Corp.	4,449	522

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Chewy, Inc., Class A (f)	223	13
Chipotle Mexican Grill, Inc. (f)	65	114
Choice Hotels International, Inc.	1,027	160
Chubb Ltd.	998	193
Church & Dwight Co., Inc.	562	58
Cigna Corp.	771	177
Cincinnati Financial Corp.	346	39
Cintas Corp.	209	93
Cisco Systems, Inc.	9,420	597
Citigroup, Inc.	4,772	288
Citizens Financial Group, Inc.	982	46
Citrix Systems, Inc.	284	27
Clarivate PLC (f)	807	19
Clorox Co. (The)	279	49
Cloudflare, Inc., Class A (f)	556	73
CME Group, Inc.	823	188
CMS Energy Corp.	657	43
Coca-Cola Co. (The)	9,222	546
Cognex Corp.	403	31
Cognizant Technology Solutions Corp., Class A	1,189	105
Coinbase Global, Inc., Class A (f)	90	23
Colgate-Palmolive Co.	1,804	154
Comcast Corp., Class A	10,410	524
Conagra Brands, Inc.	1,094	37
ConocoPhillips	49,640	3,583
Consolidated Edison, Inc.	800	68
Constellation Brands, Inc., Class A	383	96
Cooper Cos., Inc. (The)	113	47
Copart, Inc. (f)	489	74
Corning, Inc.	1,854	69
Corteva, Inc.	1,686	80
CoStar Group, Inc. (f)	913	72
Costco Wholesale Corp.	955	542
Coupa Software, Inc. (f)	174	28
Cracker Barrel Old Country Store, Inc.	1,206	155
Crowdstrike Holdings, Inc., Class A (f)	439	90
Crown Castle International Corp. REIT	975	204
Crown Holdings, Inc.	290	32
CSX Corp.	5,149	194
Cummins, Inc.	331	72
CVS Health Corp.	2,983	308
Danaher Corp.	1,466	482
Darden Restaurants, Inc.	7,033	1,059
Datadog, Inc., Class A (f)	436	78
Dave & Buster's Entertainment, Inc. (f)	2,480	95
DaVita, Inc. (f)	155	18
Deere & Co.	677	232
Dell Technologies, Inc., Class C (f)	635	36
Delta Air Lines, Inc. (f)	371	15
Denny's Corp. (f)	3,298	53
Dentsply Sirona, Inc.	498	28
Devon Energy Corp.	24,404	1,075
DexCom, Inc. (f)	220	118
Diamondback Energy, Inc.	6,659	718
Digital Realty Trust, Inc. REIT	642	114
Dine Brands Global, Inc.	895	68
Discover Financial Services	678	78
Discovery, Inc., Class A (f)	389	9
Discovery, Inc., Class C (f)	724	17
DISH Network Corp., Class A (f)	564	18
DocuSign, Inc. (f)	458	70

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Dollar General Corp.	534	126
Dollar Tree, Inc. (f)	504	71
Dominion Energy, Inc.	1,846	145
Domino's Pizza, Inc.	84	47
DoorDash, Inc., Class A (f)	250	37
Dover Corp.	330	60
Dow, Inc.	1,700	96
DR Horton, Inc.	13,964	1,514
DraftKings, Inc., Class A (f)	766	21
Dropbox, Inc., Class A (f)	722	18
DTE Energy Co.	440	53
Duke Energy Corp.	1,738	182
Duke Realty Corp. REIT	862	57
DuPont de Nemours, Inc.	1,183	96
Dynatrace, Inc. (f)	425	26
Eastman Chemical Co.	308	37
Eaton Corp., PLC	901	156
eBay, Inc.	1,487	99
Ecolab, Inc.	585	137
Edison International	860	59
Edwards Lifesciences Corp. (f)	1,417	184
Elanco Animal Health, Inc. (f)	983	28
Electronic Arts, Inc.	648	85
Eli Lilly & Co.	1,851	511
Emerson Electric Co.	1,365	127
Enphase Energy, Inc. (f)	292	53
Entegris, Inc.	311	43
Entergy Corp.	455	51
EOG Resources, Inc.	1,351	120
EPAM Systems, Inc. (f)	129	86
Equifax, Inc.	276	81
Equinix, Inc. REIT	205	173
Equitable Holdings, Inc.	853	28
Equity Lifestyle Properties, Inc. REIT	398	35
Equity Residential REIT	812	73
Erie Indemnity Co., Class A	57	11
Essential Utilities, Inc.	531	29
Essex Property Trust, Inc. REIT	149	52
Estee Lauder Cos., Inc. (The), Class A	524	194
Etsy, Inc. (f)	301	66
Everest Re Group Ltd.	91	25
Evergy, Inc.	521	36
Eversource Energy	784	71
Exact Sciences Corp. (f)	395	31
Exelon Corp.	2,206	127
Expedia Group, Inc. (f)	338	61
Expeditors International of Washington, Inc.	383	51
Extra Space Storage, Inc. REIT	303	69
Exxon Mobil Corp.	9,708	594
F5 Networks, Inc. (f)	137	34
Factset Research Systems, Inc.	86	42
Fair Isaac Corp. (f)	65	28
Fastenal Co.	1,298	83
FedEx Corp.	578	150
Fidelity National Financial, Inc.	621	32
Fidelity National Information Services, Inc.	1,415	154
Fifth Third Bancorp	1,590	69
First Republic Bank	406	84
FirstEnergy Corp.	1,233	51
Fiserv, Inc. (f)	1,366	142
FleetCor Technologies, Inc. (f)	180	40

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

FMC Corp.	293	32
Ford Motor Co.	8,620	179
Fortinet, Inc. (f)	305	110
Fortive Corp.	779	59
Fortune Brands Home & Security, Inc.	315	34
Fox Corp., Class A	739	27
Fox Corp., Class B	346	12
Franklin Resources, Inc.	684	23
Freeport-McMoRan, Inc.	3,386	141
Garmin Ltd.	348	47
Gartner, Inc. (f)	188	63
Generac Holdings, Inc. (f)	145	51
General Dynamics Corp.	540	113
General Electric Co.	2,535	239
General Mills, Inc.	1,376	93
General Motors Co. (f)	2,891	170
Genuine Parts Co.	327	46
Gilead Sciences, Inc.	2,875	209
Global Payments, Inc.	680	92
Globe Life, Inc.	222	21
GoDaddy, Inc., Class A (f)	385	33
Goldman Sachs Group, Inc. (The)	783	300
Guidewire Software, Inc. (f)	181	21
Halliburton Co.	2,039	47
Hartford Financial Services Group, Inc. (The)	794	55
Hasbro, Inc.	297	30
HCA Healthcare, Inc.	585	150
Healthpeak Properties, Inc. REIT	1,238	45
HEICO Corp.	99	14
HEICO Corp., Class A	166	21
Henry Schein, Inc. (f)	323	25
Hershey Co. (The)	329	64
Hess Corp.	641	47
Hewlett Packard Enterprise Co.	3,023	48
Hilton Grand Vacations, Inc. (f)	2,173	113
Hilton Worldwide Holdings, Inc. (f)	5,776	901
Hologic, Inc. (f)	583	45
Home Depot, Inc. (The)	2,405	998
Honeywell International, Inc.	1,556	324
Horizon Therapeutics PLC (f)	492	53
Hormel Foods Corp.	668	33
Host Hotels & Resorts, Inc. REIT (f)	1,655	29
Howmet Aerospace, Inc.	881	28
HP, Inc.	2,737	103
HubSpot, Inc. (f)	103	68
Humana, Inc.	292	135
Huntington Bancshares, Inc.	3,413	53
Huntington Ingalls Industries, Inc.	92	17
Hyatt Hotels Corp., Class A (f)	2,020	194
IAC/InterActiveCorp (f)	183	24
IDEX Corp.	173	41
IDEXX Laboratories, Inc. (f)	194	128
IHS Markit Ltd.	864	115
Illinois Tool Works, Inc.	716	177
Illumina, Inc. (f)	334	127
Incyte Corp. (f)	440	32
Ingersoll Rand, Inc.	931	58
Insulet Corp. (f)	161	43
Intel Corp.	9,297	479
Intercontinental Exchange, Inc.	1,281	175
International Business Machines Corp.	2,049	274

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

International Flavors & Fragrances, Inc.	571	86
International Paper Co.	855	40
Interpublic Group of Cos., Inc. (The)	891	33
Intuit, Inc.	619	398
Intuitive Surgical, Inc. (f)	811	291
Invesco Ltd.	795	18
Invitation Homes, Inc. REIT	1,314	60
IPG Photonics Corp. (f)	87	15
IQVIA Holdings, Inc. (f)	440	124
Iron Mountain, Inc. REIT	652	34
Jack Henry & Associates, Inc.	168	28
Jackson Financial, Inc., Class A	324	14
Jacobs Engineering Group, Inc.	295	41
Jazz Pharmaceuticals PLC (f)	140	18
JB Hunt Transport Services, Inc.	191	39
JM Smucker Co. (The)	244	33
Johnson & Johnson	6,045	1,034
Johnson Controls International PLC	1,629	132
JPMorgan Chase & Co.	6,850	1,085
Juniper Networks, Inc.	722	26
KB Home	3,255	146
Kellogg Co.	582	38
Keurig Dr Pepper, Inc.	1,600	59
KeyCorp	2,194	51
Keysight Technologies, Inc. (f)	422	87
Kimberly-Clark Corp.	766	109
Kinder Morgan, Inc.	4,688	74
KKR & Co., Inc.	1,205	90
KLA Corp.	352	151
Knight-Swift Transportation Holdings, Inc.	355	22
Kraft Heinz Co. (The)	1,526	55
Kroger Co. (The)	1,596	72
L3Harris Technologies, Inc.	462	99
Laboratory Corp. of America Holdings (f)	213	67
Lam Research Corp.	323	232
Las Vegas Sands Corp. (f)	796	30
Lear Corp.	136	25
Leidos Holdings, Inc.	308	27
Lennar Corp., Class A	11,767	1,367
Lennox International, Inc.	77	25
Liberty Broadband Corp., Class A (f)	58	9
Liberty Broadband Corp., Class C (f)	333	54
Liberty Global PLC, Class A (f)	357	10
Liberty Global PLC Series C (f)	781	22
Liberty Media Corp-Liberty SiriusXM, Class A (f)	189	10
Liberty Media Corp-Liberty SiriusXM, Class C (f)	387	20
Liberty Media Corp.-Liberty Formula One, Class C (f)	443	28
Lincoln National Corp.	413	28
Linde PLC	1,174	407
Live Nation Entertainment, Inc. (f)	373	45
LKQ Corp.	635	38
Lockheed Martin Corp.	568	202
Loews Corp.	499	29
Lowe's Cos., Inc.	1,576	407
Lucid Group, Inc. (f)	898	34
Lululemon Athletica, Inc. (f)	275	108
Lumen Technologies, Inc.	2,155	27
Lyft, Inc., Class A (f)	618	26
LyondellBasell Industries N.V., Class A	612	56
M&T Bank Corp.	295	45
M/I Homes, Inc. (f)	1,069	66

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Marathon Oil Corp.	27,261	448
Marathon Petroleum Corp.	1,466	94
Markel Corp. (f)	31	38
MarketAxess Holdings, Inc.	86	35
Marriott International, Inc., Class A (f)	6,610	1,092
Marriott Vacations Worldwide Corp.	781	132
Marsh & McLennan Cos., Inc.	1,151	200
Martin Marietta Materials, Inc.	140	62
Marvell Technology, Inc.	1,904	167
Masco Corp.	562	39
Masimo Corp. (f)	119	35
Mastercard, Inc., Class A	1,991	715
Match Group, Inc. (f)	604	80
McCormick & Co., Inc.	565	55
McDonald's Corp.	1,695	454
McKesson Corp.	354	88
MDC Holdings, Inc.	2,623	146
Medical Properties Trust, Inc. REIT	1,362	32
Medtronic PLC	3,094	320
MercadoLibre, Inc. (f)	101	136
Merck & Co., Inc.	5,822	446
Meritage Homes Corp. (f)	1,410	172
Meta Platforms, Inc., Class A (f)	5,452	1,834
MetLife, Inc.	1,668	104
Mettler-Toledo International, Inc. (f)	53	90
MGM Resorts International	890	40
Microchip Technology, Inc.	1,251	109
Micron Technology, Inc.	2,578	240
Microsoft Corp.	15,999	5,381
Mid-America Apartment Communities, Inc. REIT	266	61
Moderna, Inc. (f)	842	214
Mohawk Industries, Inc. (f)	134	24
Molina Healthcare, Inc. (f)	133	42
Molson Coors Beverage Co., Class B	430	20
Mondelez International, Inc., Class A	3,146	209
MongoDB, Inc. (f)	135	71
Monolithic Power Systems, Inc.	102	50
Monster Beverage Corp. (f)	897	86
Moody's Corp.	381	149
Mosaic Co. (The)	835	33
Motorola Solutions, Inc.	380	103
MSCI, Inc.	187	115
Nasdaq, Inc.	267	56
NetApp, Inc.	516	47
Netflix, Inc. (f)	1,015	611
Neurocrine Biosciences, Inc. (f)	219	19
Newell Brands, Inc.	881	19
Newmont Corp.	1,837	114
News Corp., Class A	903	20
NextEra Energy, Inc.	4,464	417
NIKE, Inc., Class B	2,911	485
NiSource, Inc.	894	25
Nordson Corp.	118	30
Norfolk Southern Corp.	560	167
Northern Trust Corp.	455	54
Northrop Grumman Corp.	347	134
NortonLifeLock, Inc.	1,314	34
Novavax, Inc. (f)	170	24
Novocure Ltd. (f)	219	16
NRG Energy, Inc.	554	24
Nuance Communications, Inc. (f)	679	38

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Nucor Corp.	674	77
NVIDIA Corp.	5,775	1,698
NVR, Inc. (f)	138	815
NXP Semiconductors N.V.	1,476	336
O'Reilly Automotive, Inc. (f)	156	110
Oak Street Health, Inc. (f)	218	7
Occidental Petroleum Corp.	2,153	62
Okta, Inc. (f)	290	65
Old Dominion Freight Line, Inc.	224	80
Omnicom Group, Inc.	488	36
ON Semiconductor Corp. (f)	970	66
ONEOK, Inc.	1,022	60
Oracle Corp.	3,296	287
Otis Worldwide Corp.	927	81
Owens Corning	238	22
PACCAR, Inc.	790	70
Packaging Corp. of America	219	30
Palantir Technologies, Inc., Class A (f)	3,705	67
Palo Alto Networks, Inc. (f)	222	124
Parker Hannifin Corp.	292	93
Paychex, Inc.	735	100
Paycom Software, Inc. (f)	118	49
PayPal Holdings, Inc. (f)	2,604	491
PDC Energy, Inc.	3,304	161
Peloton Interactive, Inc., Class A (f)	676	24
Pentair PLC	373	27
PepsiCo, Inc.	3,131	544
PerkinElmer, Inc.	256	51
Pfizer, Inc.	12,711	751
PG&E Corp. (f)	3,455	42
Philip Morris International, Inc.	3,537	336
Phillips 66	1,008	73
Pinterest, Inc., Class A (f)	1,317	48
Pioneer Natural Resources Co.	9,213	1,676
Plug Power, Inc. (f)	1,220	34
PNC Financial Services Group, Inc. (The)	971	195
Pool Corp.	90	51
PPG Industries, Inc.	542	93
PPL Corp.	1,758	53
Principal Financial Group, Inc.	611	44
Procter & Gamble Co. (The)	5,503	900
Progressive Corp. (The)	1,337	137
ProLogis, Inc. REIT	1,681	283
Prudential Financial, Inc.	882	95
PTC, Inc. (f)	256	31
Public Service Enterprise Group, Inc.	1,149	77
Public Storage REIT	356	133
Pulte Group, Inc.	10,068	575
Qorvo, Inc. (f)	258	40
QUALCOMM, Inc.	2,571	470
Quest Diagnostics, Inc.	276	48
Raymond James Financial, Inc.	428	43
Raytheon Technologies Corp.	3,459	298
Realty Income Corp. REIT	1,263	90
Regency Centers Corp. REIT	351	26
Regeneron Pharmaceuticals, Inc. (f)	238	150
Regions Financial Corp.	2,200	48
Republic Services, Inc.	506	71
ResMed, Inc.	338	88
RingCentral, Inc., Class A (f)	179	34
Rivian Automotive, Inc., Class A (f)	405	42

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Robert Half International, Inc.	255	28
Rockwell Automation, Inc.	263	92
Roku, Inc. (f)	270	62
Rollins, Inc.	508	17
Roper Technologies, Inc.	240	118
Ross Stores, Inc.	817	93
Royal Caribbean Cruises Ltd. (f)	525	40
Royalty Pharma PLC, Class A	791	32
RPM International, Inc.	295	30
S&P Global, Inc.	550	260
salesforce.com, Inc. (f)	2,221	564
SBA Communications Corp. REIT	248	96
Schlumberger N.V.	3,198	96
Seagate Technology Holdings PLC	472	53
Seagen, Inc. (f)	316	49
Sealed Air Corp.	340	23
SEI Investments Co.	278	17
Sempra Energy	729	96
Sensata Technologies Holding PLC (f)	361	22
ServiceNow, Inc. (f)	449	291
Sherwin-Williams Co. (The)	569	200
Signature Bank	145	47
Simon Property Group, Inc. REIT	755	121
Sirius XM Holdings, Inc.	2,289	15
Skyworks Solutions, Inc.	376	58
Snap, Inc., Class A (f)	2,484	117
Snap-On, Inc.	122	26
Snowflake, Inc., Class A (f)	474	161
SoFi Technologies, Inc. (f)	1,224	19
SolarEdge Technologies, Inc. (f)	122	34
Southern Co. (The)	2,399	165
Southwest Airlines Co. (f)	350	15
Splunk, Inc. (f)	384	44
SS&C Technologies Holdings, Inc.	523	43
Stanley Black & Decker, Inc.	365	69
Starbucks Corp.	2,671	312
State Street Corp.	842	78
Steel Dynamics, Inc.	476	30
Steris PLC	230	56
Stryker Corp.	780	209
Sun Communities, Inc. REIT	266	56
Sunrun, Inc. (f)	401	14
SVB Financial Group (f)	136	92
Synchrony Financial	1,308	61
Synopsys, Inc. (f)	345	127
Sysco Corp.	1,174	92
T Rowe Price Group, Inc.	533	105
T-Mobile US, Inc. (f)	1,418	164
Take-Two Interactive Software, Inc. (f)	269	48
Target Corp.	1,117	259
TE Connectivity Ltd.	735	119
Teladoc Health, Inc. (f)	331	30
Teledyne Technologies, Inc. (f)	105	46
Teleflex, Inc.	108	35
Teradyne, Inc.	377	62
Tesla, Inc. (f)	1,903	2,011
Texas Instruments, Inc.	2,107	397
Texas Roadhouse, Inc.	3,590	321
Textron, Inc.	507	39
Thermo Fisher Scientific, Inc.	894	597
TJX Cos., Inc. (The)	2,742	208

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Toll Brothers, Inc.	4,455	323
Tractor Supply Co.	259	62
Trade Desk, Inc. (The), Class A (f)	997	91
Tradeweb Markets, Inc., Class A	239	24
Trane Technologies PLC	543	110
TransDigm Group, Inc. (f)	120	76
TransUnion	438	52
Travelers Cos., Inc. (The)	569	89
Trimble, Inc. (f)	581	51
Truist Financial Corp.	3,072	180
Twilio, Inc., Class A (f)	381	100
Twitter, Inc. (f)	1,874	81
Tyler Technologies, Inc. (f)	93	50
Tyson Foods, Inc., Class A	673	59
Uber Technologies, Inc. (f)	2,845	119
UDR, Inc. REIT	681	41
UGI Corp.	476	22
Ulta Beauty, Inc. (f)	119	49
Union Pacific Corp.	1,489	375
United Parcel Service, Inc., Class B	1,642	352
United Rentals, Inc. (f)	170	57
UnitedHealth Group, Inc.	2,161	1,085
Unity Software, Inc. (f)	129	18
Universal Health Services, Inc., Class B	176	23
Upstart Holdings, Inc. (f)	48	7
US Bancorp	3,203	180
Vail Resorts, Inc.	93	31
Valero Energy Corp.	939	71
Veeva Systems, Inc., Class A (f)	319	82
Ventas, Inc. REIT	907	46
VeriSign, Inc. (f)	227	58
Verisk Analytics, Inc.	349	80
Verizon Communications, Inc.	9,454	491
Vertex Pharmaceuticals, Inc. (f)	596	131
VF Corp.	760	56
ViacomCBS, Inc., Class B	1,392	42
Viatris, Inc.	2,767	37
VICI Properties, Inc. REIT	1,404	42
Visa, Inc., Class A	3,830	830
Vistra Corp.	996	23
VMware, Inc., Class A	480	56
Vornado Realty Trust REIT	379	16
Vulcan Materials Co.	299	62
Walgreens Boots Alliance, Inc.	1,675	87
Walmart, Inc.	3,519	509
Walt Disney Co. (The) (f)	4,175	647
Waste Connections, Inc.	594	81
Waste Management, Inc.	952	159
Waters Corp. (f)	141	53
Wayfair, Inc., Class A (f)	183	35
WEC Energy Group, Inc.	716	70
Wells Fargo & Co.	9,353	449
Welltower, Inc. REIT	985	84
West Pharmaceutical Services, Inc.	167	78
Western Digital Corp. (f)	706	46
Western Union Co. (The)	930	17
Westinghouse Air Brake Technologies Corp.	412	38
WestRock Co.	616	27
Weyerhaeuser Co. REIT	1,708	70
Whirlpool Corp.	141	33
Williams Cos., Inc. (The)	2,802	73

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Willis Towers Watson PLC	294	70
Workday, Inc., Class A (f)	435	119
WP Carey, Inc. REIT	421	35
WR Berkley Corp.	322	27
WW Grainger, Inc.	100	52
Wyndham Hotels & Resorts, Inc.	1,712	153
Wynn Resorts Ltd. (f)	238	20
Xcel Energy, Inc.	1,224	83
Xilinx, Inc.	565	120
Xylem, Inc.	415	50
Yum! Brands, Inc.	669	93
Zebra Technologies Corp., Class A (f)	120	71
Zendesk, Inc. (f)	277	29
Zillow Group, Inc., Class A (f)	143	9
Zillow Group, Inc., Class C (f)	391	25
Zimmer Biomet Holdings, Inc.	486	62
Zoetis, Inc.	1,079	263
Zoom Video Communications, Inc., Class A (f)	501	92
ZoomInfo Technologies, Inc., Class A (f)	513	33
Zscaler, Inc. (f)	185	59
		115,719
Total Common Stocks (Cost $114,895)		193,205

Short-Term Investments (17.8%)
Investment Company (17.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $95,283)	95,283,486	95,283

	Face Amount (000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill,
0.06%, 7/14/22 (h)(i) (Cost $2,290)	$2,291	2,289
Total Short-Term Investments (Cost $97,573)		97,572
Total Investments (100.1%) (Cost $469,836) (j)(k)(l)(m)		547,690
Liabilities in Excess of Other Assets (-0.1%)		(600)
Net Assets (100.0%)		$547,090

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Amount is less than 0.05%.
(b)	Security is subject to delayed delivery.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Floating or variable rate securities: The rates disclosed are as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2021.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

(f)	Non-income producing security.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2021, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Funds.
(h)	Rate shown is the yield to maturity at December 31, 2021.
(i)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.
(k)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2021, the Fund did not engage in any cross-trade transactions.
(l)	The approximate fair value and percentage of net assets, $28,048,000 and 5.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.
(m)	At December 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $96,747,000 and the aggregate gross unrealized depreciation is approximately $13,722,000, resulting in net unrealized appreciation of approximately $83,025,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CLO	Collateralized Loan Obligation.
CVA	Certificaten Van Aandelen.
EURIBOR	Euro Interbank Offered Rate.
Euronext	Euronext Paris Exchange.
Euronext N.V.	Euronext Amsterdam Stock Market.
FSE	Frankfurt Stock Exchange.
LIBOR	London Interbank Offered Rate.
LSE	London Stock Exchange.
MTN	Medium Term Note.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
TSX	Toronto Stock Exchange.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at December 31, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA		$1,097	CHF	1,007	2/18/22	$9
Bank of America NA		$2	SEK	14	2/18/22	—@
Bank of America NA		$177	ILS	554	3/16/22	2
Bank of America NA	CNH	10,096		$1,574	3/17/22	(7)
Bank of America NA	EUR	476		$537	3/17/22	(5)
Bank of America NA	PLN	252		$61	3/17/22	(1)
Bank of America NA		$161	NZD	236	3/17/22	—@
Bank of New York Mellon	EUR	204		$231	3/17/22	(2)
Barclays Bank PLC	CAD	141		$109	3/17/22	(2)
Barclays Bank PLC	CHF	6		$6	3/17/22	(—@)
Barclays Bank PLC	EUR	44		$49	3/17/22	(—@)
Barclays Bank PLC	SGD	173		$126	3/17/22	(2)
Barclays Bank PLC		$204	GBP	151	3/17/22	1
Barclays Bank PLC		$220	SEK	1,992	3/17/22	—@
Barclays Bank PLC	GBP	1,282		$1,725	2/18/22	(10)
Barclays Bank PLC	GBP	283		$378	2/18/22	(6)
BNP Paribas SA		$4,531	CNH	29,091	2/18/22	32
BNP Paribas SA		$3,000	EUR	2,632	2/18/22	(1)
BNP Paribas SA		$102	PEN	411	2/18/22	1
BNP Paribas SA	AUD	139		$99	3/17/22	(2)
BNP Paribas SA	CAD	77		$60	3/17/22	(1)
BNP Paribas SA	CHF	42		$46	3/17/22	(1)
BNP Paribas SA	CNY	226,309		$35,195	3/17/22	(123)
BNP Paribas SA	EUR	2,842		$3,226	3/17/22	(15)
BNP Paribas SA	EUR	1,051		$1,192	3/17/22	(7)
BNP Paribas SA	HKD	3,213		$412	3/17/22	(—@)
BNP Paribas SA	INR	4,772		$62	3/17/22	(1)
BNP Paribas SA	JPY	3,351		$29	3/17/22	—@
BNP Paribas SA	JPY	3,133		$27	3/17/22	—@
BNP Paribas SA	NZD	172		$116	3/17/22	(2)
BNP Paribas SA	TWD	1,768		$64	3/17/22	—@
BNP Paribas SA		$24	CLP	20,309	3/17/22	(—@)
BNP Paribas SA		$62	COP	242,881	3/17/22	(2)
BNP Paribas SA		$20	IDR	285,595	3/17/22	—@
BNP Paribas SA		$153	JPY	17,609	3/17/22	—@
BNP Paribas SA		$2,326	MXN	50,138	3/17/22	92
Citibank NA		$421	SGD	569	2/18/22	1
Citibank NA		$634	THB	20,723	2/18/22	(14)
Citibank NA		$81	ILS	255	3/16/22	1
Citibank NA		$10	CZK	229	3/17/22	—@
Citibank NA		$7	THB	223	3/17/22	—@
Commonwealth Bank of Australia	EUR	80		$90	3/17/22	(1)
Commonwealth Bank of Australia	NZD	41		$28	3/17/22	(—@)
Credit Suisse International	EUR	55		$63	3/17/22	(1)
Goldman Sachs International		$2	DKK	15	2/18/22	—@
Goldman Sachs International		$2,268	KRW	2,682,042	2/18/22	(14)
Goldman Sachs International		$145	RON	632	2/18/22	(—@)
Goldman Sachs International	BRL	1,191		$209	3/17/22	(1)
Goldman Sachs International	BRL	3,529		$623	3/17/22	1
Goldman Sachs International	CAD	4,360		$3,395	3/17/22	(51)
Goldman Sachs International	CAD	198		$155	3/17/22	(2)
Goldman Sachs International	EUR	3,106		$3,510	3/17/22	(32)
Goldman Sachs International	JPY	6,267		$55	3/17/22	—@

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Goldman Sachs International	NOK	600		$66	3/17/22	(2)
Goldman Sachs International		$12	CZK	278	3/17/22	—@
Goldman Sachs International		$499	GBP	372	3/17/22	5
Goldman Sachs International		$42	KRW	49,824	3/17/22	(—@)
Goldman Sachs International		$6,689	RUB	502,669	3/17/22	(93)
JPMorgan Chase Bank NA		$85	CAD	108	1/6/22	—@
JPMorgan Chase Bank NA		$119	JPY	13,745	1/6/22	—@
JPMorgan Chase Bank NA	CAD	121		$95	2/18/22	(1)
JPMorgan Chase Bank NA	CAD	108		$85	2/18/22	(—@)
JPMorgan Chase Bank NA	DKK	523		$81	2/18/22	1
JPMorgan Chase Bank NA	JPY	13,745		$119	2/18/22	(—@)
JPMorgan Chase Bank NA	MXN	2,829		$136	2/18/22	(1)
JPMorgan Chase Bank NA	RUB	6,171		$83	2/18/22	2
JPMorgan Chase Bank NA		$92	HUF	29,662	2/18/22	(1)
JPMorgan Chase Bank NA		$111	IDR	1,589,201	2/18/22	—@
JPMorgan Chase Bank NA		$81	NOK	707	2/18/22	(1)
JPMorgan Chase Bank NA		$106	PLN	433	2/18/22	1
JPMorgan Chase Bank NA		$387	SEK	3,383	2/18/22	(13)
JPMorgan Chase Bank NA	AUD	323		$230	3/17/22	(5)
JPMorgan Chase Bank NA	EUR	1,654		$1,869	3/17/22	(17)
JPMorgan Chase Bank NA	NOK	474		$52	3/17/22	(2)
State Street Bank and Trust Co.		$2,408	JPY	274,325	2/18/22	(23)
State Street Bank and Trust Co.	AUD	14		$10	3/17/22	(—@)
UBS AG	AUD	5,371		$3,939	2/18/22	31
UBS AG	AUD	24		$17	2/18/22	(—@)
UBS AG	CAD	603		$481	2/18/22	4
UBS AG	EUR	144		$163	2/18/22	(—@)
UBS AG	JPY	16,040		$142	2/18/22	3
UBS AG		$17	AUD	24	2/18/22	—@
UBS AG		$17	AUD	24	2/18/22	—@
UBS AG		$258	CZK	5,707	2/18/22	3
UBS AG		$50	JPY	5,713	2/18/22	(1)
UBS AG		$23	MXN	481	2/18/22	—@
UBS AG		$152	NZD	216	2/18/22	(5)
UBS AG	CAD	122		$95	3/17/22	(1)
UBS AG	CHF	16		$17	3/17/22	(—@)
UBS AG	DKK	370		$56	3/17/22	(1)
UBS AG	EUR	8,223		$9,292	3/17/22	(84)
UBS AG	EUR	551		$625	3/17/22	(3)
UBS AG	EUR	40		$46	3/17/22	(—@)
UBS AG	EUR	81		$92	3/17/22	(—@)
UBS AG	GBP	328		$434	3/17/22	(9)
UBS AG	JPY	188,853		$1,663	3/17/22	20
UBS AG	JPY	42,823		$375	3/17/22	2
UBS AG	NOK	29,896		$3,281	3/17/22	(109)
UBS AG	SEK	2,267		$248	3/17/22	(3)
UBS AG	TRY	458		$30	3/17/22	(3)
UBS AG		$1,712	EUR	1,511	3/17/22	10
UBS AG		$14	HUF	4,751	3/17/22	—@
UBS AG		$4,494	MXN	96,877	3/17/22	177
UBS AG	ZAR	1,082		$66	3/17/22	(1)
						$(286)

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Futures Contracts:
The Fund had the following futures contracts open at December 31, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Gold Futures (United States)	31	Feb-22		$3	$5,669	$61
SGX MSCI Singapore (Singapore)	2	Jan-22	SGD	—@	50	—@
South Korea 10 yr. Bond (Korea, Republic of)	22	Mar-22	KRW	2,200,000	2,300	(17)
U.S. Treasury 10 yr. Note (United States)	39	Mar-22		$3,900	5,088	16
U.S. Treasury 5 yr. Note (United States)	12	Mar-22		1,200	1,452	3

Short:
Copper High Grade Index (United States)	48	Mar-22		(1,200)	(5,356)	(80)
Euro Stoxx 50 Index Dividend (Germany)	122	Mar-22	EUR	(1)	(5,955)	(30)
German Euro BTP (Germany)	93	Mar-22		(9,300)	(15,566)	361
German Euro Bund (Germany)	14	Mar-22		(1,400)	(2,731)	43
MSCI Emerging Market E Mini (United States)	76	Mar-22		$(4)	(4,660)	45
Nikkei 255 Index (Japan)	25	Mar-22	JPY	(12)	(3,132)	(29)
S&P 500 E Mini Index (United States)	175	Mar-22		$(9)	(41,637)	(491)
U.S. Treasury 2 yr. Note (United States)	126	Mar-22		(25,200)	(27,490)	1
U.S. Treasury 5 yr. Note (United States)	304	Mar-22		(30,400)	(36,777)	(119)
U.S. Treasury Ultra Long Bond (United States)	142	Mar-22		(14,200)	(20,794)	(350)
						$(586)

Interest Rate Swap Agreements:
The Fund had the following interest rate swap agreements open at December 31, 2021:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.14%	Quarterly/ Quarterly	7/3/23	$114,391	$(86)	$—	$(86)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.14	Quarterly/ Quarterly	7/3/23	114,391	(87)	—	(87)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.13	Quarterly/ Quarterly	7/5/23	114,391	(88)	—	(88)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.92	Quarterly/ Quarterly	8/4/23	16,325	(16)	—	(16)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.30	Quarterly/ Quarterly	12/26/23	126,163	(4)	—	(4)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.31	Quarterly/ Quarterly	12/26/23	128,075	(4)	—	(4)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.30	Quarterly/ Quarterly	12/27/23	128,075	(5)	—	(5)

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Quarterly/ Quarterly	6/29/26	MXN	32,653	(45)	—	(45)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Quarterly/ Quarterly	6/29/26		32,653	(43)	(1)	(44)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.66	Quarterly/ Quarterly	7/1/26		32,653	(47)	—	(47)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.36	Quarterly/ Quarterly	12/22/26		57,377	(6)	—	(6)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.38	Quarterly/ Quarterly	12/22/26		57,377	(4)	—	(4)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	10.55	Semi-Annual/ Quarterly	1/2/25	BRL	10,628	3	—	3
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	10.55	Semi-Annual/ Quarterly	1/2/25		10,628	3	—	3
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	10.57	Semi-Annual/ Quarterly	1/2/25		21,257	7	—	7
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.63	Semi-Annual/ Quarterly	1/2/25		24,422	157	—	157
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.63	Semi-Annual/ Quarterly	1/2/25		24,422	157	—	157
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.69	Semi-Annual/ Quarterly	1/2/25		24,057	162	—	162
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.74	Semi-Annual/ Quarterly	1/2/25		35,907	252	—	252
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.80	Semi-Annual/ Quarterly	1/2/25		20,553	149	—	149
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.85	Semi-Annual/ Quarterly	1/2/25		24,077	181	—	181
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.90	Semi-Annual/ Quarterly	1/2/25		24,077	188	—	188
								$824	$(1)	$823

Total Return Swap Agreements:
The Fund had the following total return swap agreements open at December 31, 2021:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.18%	Quarterly	2/10/22	$16,655	$(516)	$—	$(516)
BNP Paribas SA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.07%	Quarterly	2/10/22	3,881	(122)	—	(122)
BNP Paribas SA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.07%	Quarterly	2/10/22	974	(30)	—	(30)
BNP Paribas SA	MSCI Daily Total Return Gross USA Index	Receive	3 Month USD LIBOR plus 0.38%	Quarterly	7/14/22	68,664	6,057	—	6,057
BNP Paribas SA	MSCI Daily Total Return Gross USA Index	Receive	3 Month USD LIBOR plus 0.38%	Quarterly	7/14/22	3,232	288	—	288
BNP Paribas SA	MSCI Daily Total Return Gross USA Index	Receive	3 Month USD LIBOR plus 0.39%	Quarterly	9/29/22	18,235	(107)	—	(107)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.40%	Quarterly	9/16/22	999	(2)	—	(2)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.40%	Quarterly	9/16/22	12,420	—@	—	—@
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Receive	3 Month USD LIBOR plus 0.18%	Quarterly	1/26/22	33,383	(1,491)	—	(1,491)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Receive	3 Month USD LIBOR plus 0.18%	Quarterly	1/26/22	7,718	(345)	—	(345)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Receive	3 Month USD LIBOR plus 0.18%	Quarterly	1/26/22	1,936	(86)	—	(86)
Goldman Sachs International	MSCI Daily Total Return Gross USA Index	Receive	3 Month USD LIBOR plus 0.37%	Quarterly	10/13/22	16,802	1,468	—	1,468
JPMorgan Chase Bank NA	JPM SPX 1500 Anti-Value Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	12/7/22	4,436	(216)	—	(216)
JPMorgan Chase Bank NA	JPM SPX 1500 Anti-Value Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	12/7/22	9,076	(244)	—	(244)
JPMorgan Chase Bank NA	JPM SPX 1500 Anti-Value Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	12/7/22	8,828	(26)	—	(26)
JPMorgan Chase Bank NA	JPM SPX 1500 Anti-Value Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	12/7/22	6,350	(257)	—	(257)
JPMorgan Chase Bank NA	JPM SPX 1500 Anti-Value Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	12/7/22	6,330	(203)	—	(203)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	12/7/22	5,921	334	—	334
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	12/7/22	12,170	365	—	365
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	12/7/22	11,660	164	—	164
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	12/7/22	2,690	117	—	117
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	12/7/22	2,689	83	—	83
JPMorgan Chase Bank NA	JPM SPX 500 Anti-Value Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	12/7/22	9,882	(585)	—	(585)
JPMorgan Chase Bank NA	JPM SPX 500 Value Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	12/7/22	9,896	574	—	574
							$5,220	$—	$5,220

†† See tables below for details of the equity basket holdings underlying the swap.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with BNP Custom U.S. Banks Index as of December 31, 2021:

Security Description	Shares	Value (000)	Index Weight
BNP Custom U.S. Banks Index
Bank of America Corp.	308,343	$13,718	22.47%
CIT Group, Inc.	3,298	169	0.28
Citigroup, Inc.	79,236	4,785	7.84
Citizens Financial Group	15,687	741	1.21
Comerica, Inc.	5,287	460	0.75
East West Bancorp, Inc.	4,961	390	0.64
Fifth Third Bancorp	25,079	1,092	1.79
First Republic Bank	5,750	1,187	1.94
Huntington Bancshares, Inc.	35,695	550	0.90
JPMorgan Chase & Co.	110,953	17,569	28.78
Keycorp	34,389	795	1.30
M&T Bank Corp.	4,440	682	1.12
People's United Financial	13,619	243	0.40
PNC Financial Services Group	15,425	3,093	5.07
Regions Financial Corp.	34,597	754	1.24
Signature Bank	1,907	617	1.01
SVB Financial Group	1,793	1,216	1.99
Truist Financial Corp.	45,852	2,685	4.40
US Bancorp	51,605	2,899	4.75
Wells Fargo & Co.	146,120	7,011	11.48
Zions Bancorp NA	6,245	394	0.65

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Anti-Value Index as of December 31, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Anti-Value Index
Allegheny Technologies, Inc.	3,489	$56	0.53%
American Tower Corp.	192	56	0.54
Apple, Inc.	315	56	0.54
Arista Networks, Inc.	422	61	0.58
Arlo Technologies, Inc.	6,556	69	0.66
Celsius Holdings, Inc.	808	60	0.58
Chesapeake Utilities, Corp.	389	57	0.54
Corvel Corp.	267	56	0.53
Crown Castle International Corp.	275	57	0.55
Cytokinetics, Inc.	1,425	65	0.62
Diamondrock Hospitality Co.	5,951	57	0.55
DMC Global, Inc.	1,410	56	0.53
Eastgroup Properties, Inc.	245	56	0.53
Eli Lilly & Co.	207	57	0.55
Estee Lauder Companies - Class A	153	57	0.54
Fluor Corp.	2,261	56	0.54
GCP Applied Technologies	1,873	59	0.57
Glaukos Corp.	1,267	56	0.54
Helmerich & Payne	2,362	56	0.54
Hilton Worldwide Holdings, Inc.	366	57	0.55
Host Hotels & Resorts, Inc.	3,250	57	0.54
IDEXX Laboratories, Inc.	88	58	0.55
Intuitive Surgical, Inc.	161	58	0.55
Kinsale Capital Group, Inc.	243	58	0.55
Lakeland Financial Corp.	697	56	0.53
Lamb Weston Holdings, Inc.	946	60	0.57
Lendingtree, Inc.	477	58	0.56
Live Nation Entertainment, Inc.	499	60	0.57
MarketAxess Holdings, Inc.	146	60	0.57
Mastercard, Inc. - Class A	159	57	0.55
Mccormick & Co. Non Vtg Shrs	577	56	0.53
Motorola Solutions, Inc.	205	56	0.53
Neogenomics, Inc.	1,662	57	0.54
Nexpoint Residential	664	56	0.53
Norwegian Cruise Line Holdings, Inc.	2,767	57	0.55
PAR Pacific Holdings, Inc.	3,819	63	0.60
Penumbra, Inc.	216	62	0.59
Rexford Industrial Realty, Inc.	717	58	0.56
Royal Caribbean Cruises Ltd.	758	58	0.56
SBA Communications Corp.	147	57	0.55
Servicenow, Inc.	85	55	0.53
Simply Good Foods Co. (The)	1,403	58	0.56
Tandem Diabetes Care, Inc.	386	58	0.56
Tootsie Roll Industries	1,528	55	0.53
Transdigm Group, Inc.	88	56	0.54
Trupanion, Inc.	459	61	0.58
Viavi Solutions, Inc.	3,314	58	0.56
Wingstop, Inc.	329	57	0.54
World Acceptance Corp.	253	62	0.59
Zoetis, Inc.	230	56	0.54

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Value Index as of December 31, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Value Index
AAR Corp.	1,505	$59	0.56%
ACI Worldwide, Inc.	1,691	59	0.56
Activision Blizzard, Inc.	891	59	0.56
Allstate Corp.	465	55	0.52
Amkor Technology, Inc.	2,252	56	0.53
Andersons, Inc. (The)	1,511	59	0.56
Archer-Daniels-Midland Co.	811	55	0.52
Atlas Air Worldwide Holdings	584	55	0.52
Avanos Medical, Inc.	1,697	59	0.56
Avnet, Inc.	1,342	55	0.53
Bloomin' Brands, Inc.	2,728	57	0.54
Boyd Gaming Corp.	854	56	0.53
Cardinal Health, Inc.	1,067	55	0.52
Caretrust REIT, Inc.	2,416	55	0.52
Centene Corp.	714	59	0.56
Cigna Corp.	253	58	0.55
Cohu, Inc.	1,593	61	0.58
Customers Bancorp, Inc.	863	56	0.54
Dentsply Sirona, Inc.	1,007	56	0.53
Enersys	694	55	0.52
Envista Holdings Corp.	1,290	58	0.55
Fresh Del Monte Produce, Inc.	2,049	57	0.54
Hillenbrand, Inc.	1,064	55	0.53
Industrial Logistics Properties Trust	2,210	55	0.53
International Business Machines Corp.	426	57	0.54
Jabil, Inc.	854	60	0.57
Kimco Realty Corp.	2,207	54	0.52
MDU Resources Group, Inc.	1,802	56	0.53
Micron Technology, Inc.	619	58	0.55
Moog, Inc. - Class A	716	58	0.55
Mosaic Co. (The)	1,467	58	0.55
Netscout Systems, Inc.	1,718	57	0.54
NRG Energy, Inc.	1,389	60	0.57
Nu Skin Enterprises, Inc. - Class A	1,147	58	0.55
OFG Bancorp	2,063	55	0.52
OGE Energy Corp.	1,421	55	0.52
Owens & Minor, Inc.	1,274	55	0.53
Perdoceo Education Corp.	4,899	58	0.55
Photronics, Inc.	3,664	69	0.66
Plantronics, Inc.	2,034	60	0.57
PVH Corp.	513	55	0.52
Sanmina Corp.	1,335	55	0.53
Scansource, Inc.	1,587	56	0.53
Timkensteel Corp.	3,538	58	0.55
Titan International, Inc.	6,883	75	0.72
Unitil Corp.	1,204	55	0.53
Viatris, Inc.	4,151	56	0.53
Vista Outdoor, Inc.	1,326	61	0.58
Weyerhaeuser Co.	1,323	54	0.52
Xerox Holdings Corp.	2,521	57	0.54

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Anti-Value Index Index as of December 31, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Anti-Value Index
Abiomed, Inc.	143	$51	1.11%
Agilent Technologies, Inc.	288	46	1.00
American Tower Corp.	161	47	1.02
American Water Works Co., Inc.	250	47	1.02
Bio-Techne Corp.	95	49	1.06
Brown & Brown, Inc.	657	46	1.00
Carnival Corp.	2,471	50	1.08
Chipotle Mexican Grill, Inc.	27	47	1.02
Costco Wholesale Corp.	81	46	0.99
Crown Castle International Corp.	231	48	1.05
Domino's Pizza, Inc.	81	46	1.00
Ecolab, Inc.	194	46	0.99
Edwards Lifesciences Corp.	397	51	1.11
Eli Lilly & Co.	175	48	1.05
Equinix, Inc.	54	46	0.99
Estee Lauder Companies - Class A	128	47	1.03
Eversource Energy	506	46	1.00
Fastenal Co.	714	46	0.99
Fortinet, Inc.	142	51	1.11
Hilton Worldwide Holdings, Inc.	308	48	1.04
Host Hotels & Resorts, Inc.	2,738	48	1.03
IDEXX Laboratories, Inc.	73	48	1.05
Illumina, Inc.	125	48	1.03
Intuitive Surgical, Inc.	135	48	1.05
Lamb Weston Holdings, Inc.	797	51	1.10
Las Vegas Sands Corp.	1,244	47	1.01
Live Nation Entertainment, Inc.	420	50	1.09
MarketAxess Holdings, Inc.	122	50	1.09
Martin Marietta Materials	104	46	1.00
Match Group, Inc.	345	46	0.99
Mettler-Toledo International	28	48	1.04
Monster Beverage Corp.	511	49	1.06
Nasdaq, Inc.	216	45	0.98
Nextera Energy, Inc.	488	46	0.99
Norwegian Cruise Line Holding, Inc.	2,323	48	1.04
Rollins, Inc.	1,347	46	1.00
Roper Technologies, Inc.	92	45	0.99
Royal Caribbean Cruises Ltd.	637	49	1.06
SBA Communications Corp.	124	48	1.04
Schwab (Charles) Corp.	543	46	0.99
Servicenow, Inc.	71	46	1.00
Synopsys, Inc.	124	46	0.99
Transdigm Group, Inc.	74	47	1.02
Tyler Technologies, Inc.	85	46	0.99
Verisign, Inc.	179	45	0.99
Vulcan Materials Co.	221	46	1.00
Walt Disney Co. (The)	294	46	0.99
WEC Energy Group, Inc.	470	46	0.99
West Pharmaceutical Services	99	47	1.01
Zoetis, Inc.	193	47	1.02

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Value Index as of December 31, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Value Index
Aflac, Inc.	588	$34	1.00%
Allstate Corp.	295	35	1.01
American International Group	597	34	0.98
Archer-Daniels-Midland Co.	513	35	1.01
Bristol-Myers Squibb Co.	568	35	1.03
C.H. Robinson Worldwide, Inc.	332	36	1.04
Cardinal Health, Inc.	678	35	1.01
CBRE Group, Inc. - Class A	324	35	1.02
Centene Corp.	451	37	1.08
Cigna Corp.	160	37	1.07
Conagra Brands, Inc.	1,017	35	1.01
CVS Health Corp.	353	36	1.06
Davita, Inc.	323	37	1.06
Dow, Inc.	600	34	0.99
D.R. Horton, Inc.	312	34	0.98
DXC Technology Co.	1,059	34	0.99
Entergy Corp.	312	35	1.02
Exelon Corp.	610	35	1.02
Fedex Corp.	133	35	1.00
Ford Motor Co.	1,661	35	1.00
Gap, Inc. (The)	1,934	34	0.99
General Dynamics Corp.	163	34	0.98
Global Payments, Inc.	268	36	1.05
Henry Schein, Inc.	448	35	1.01
Intl Business Machines Corp.	270	36	1.04
Iron Mountain, Inc.	681	36	1.03
Juniper Networks, Inc.	1,020	36	1.06
Kimco Realty Corp.	1,401	35	1.00
Laboratory Corporation of America Holdings	110	35	1.00
LyondellBasell Industries - Class A	366	34	0.98
Micron Technology, Inc.	394	37	1.06
Mosaic Co. (The)	929	36	1.06
Northrop Grumman Corp.	90	35	1.01
NRG Energy, Inc.	875	38	1.09
Organon & Co.	1,110	34	0.98
Pinnacle West Capital	484	34	0.99
Pultegroup, Inc.	614	35	1.02
PVH Corp.	326	35	1.01
Quest Diagnostics, Inc.	203	35	1.02
Regency Centers Corp.	446	34	0.97
Seagate Technology Holdings	303	34	0.99
Textron, Inc.	443	34	0.99
Tyson Foods, Inc. - Class A	387	34	0.98
Universal Health Services - Class B	261	34	0.98
Ventas, Inc.	679	35	1.01
Viatris, Inc.	2,628	36	1.03
Walgreens Boots Alliance, Inc.	710	37	1.07
Western Digital Corp.	565	37	1.07
Weyerhaeuser Co.	838	35	1.00
Whirlpool Corp.	143	34	0.98

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

@	Value/Notional amount is less than $500.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
BTP	Buoni del Tesoro Poliennali.
CDI	Certificado de Depósito Interbancári.
MSCI	Morgan Stanley Capital International.
SGX	Singapore Exchange Ltd.
TIIE	Interbank Equilibrium Interest Rate.

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna

DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition
Classification	Percentage of Total Investments
Fixed Income Securities	46.9%
Common Stocks	35.3
Short-Term Investments	17.8
Total Investments	100.0	%**

**	Does not include open long/short futures contracts with a value of approximately $178,657,000 and net unrealized depreciation of approximately $586,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $286,000. Also does not include open swap agreements with net unrealized appreciation of approximately $6,043,000.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.7%)
Corporate Bonds (94.8%)
Basic Materials (5.9%)
Axalta Coating Systems LLC
3.38%, 2/15/29 (a)	$250	$242
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27 (a)	225	235
Chemours Co. (The)
5.75%, 11/15/28 (a)	500	524
Diamond BC BV
4.63%, 10/1/29 (a)	500	497
Eldorado Gold Corp.
6.25%, 9/1/29 (a)	700	713
First Quantum Minerals Ltd.,
6.88%, 10/15/27 (a)	250	269
7.50%, 4/1/25 (a)	500	515
HB Fuller Co.
4.25%, 10/15/28	300	310
Herens Holdco Sarl
4.75%, 5/15/28 (a)	600	589
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (a)	365	365
6.13%, 4/1/29 (a)	385	409
IAMGOLD Corp.
5.75%, 10/15/28 (a)	550	541
Innophos Holdings, Inc.
9.38%, 2/15/28 (a)	1,000	1,091
Kaiser Aluminum Corp.,
4.50%, 6/1/31 (a)	250	246
4.63%, 3/1/28 (a)	300	304
Kraton Polymers LLC/Kraton Polymers Capital Corp.
4.25%, 12/15/25 (a)	300	311
Minerals Technologies, Inc.
5.00%, 7/1/28 (a)	500	519
NOVA Chemicals Corp.
4.25%, 5/15/29 (a)	300	302
Novelis Corp.
4.75%, 1/30/30 (a)	250	263
Tacora Resources, Inc.
8.25%, 5/15/26 (a)	500	501
TMS International Corp.
6.25%, 4/15/29 (a)	950	947
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 4/1/29 (a)	525	536
Unifrax Escrow Issuer Corp.
5.25%, 9/30/28 (a)	250	253
		10,482
Communications (11.8%)
Altice Financing SA,
5.00%, 1/15/28 (a)	550	538
5.75%, 8/15/29 (a)	500	496
Altice France SA,
5.13%, 1/15/29 – 7/15/29 (a)	850	830
Arches Buyer, Inc.
6.13%, 12/1/28 (a)	200	202

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Audacy Capital Corp.
6.50%, 5/1/27 (a)	900	891
Avaya, Inc.
6.13%, 9/15/28 (a)	500	531
Block Communications, Inc.
4.88%, 3/1/28 (a)	550	551
C&W Senior Financing DAC
6.88%, 9/15/27 (a)	500	520
Cable One, Inc.
4.00%, 11/15/30 (a)	250	245
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	300	313
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28 (a)	425	455
Clear Channel Worldwide Holdings, Inc.
5.13%, 8/15/27 (a)	250	259
CSC Holdings LLC
5.75%, 1/15/30 (a)	985	983
Diamond Sports Group LLC/Diamond Sports Finance Co.
6.63%, 8/15/27 (a)	500	141
DISH DBS Corp.,
5.25%, 12/1/26 (a)	400	407
7.75%, 7/1/26	500	528
GCI LLC
4.75%, 10/15/28 (a)	300	308
Gray Escrow II, Inc.
5.38%, 11/15/31 (a)	500	515
iHeartCommunications, Inc.
5.25%, 8/15/27 (a)	500	521
Iliad Holding SAS
7.00%, 10/15/28 (a)	400	421
Lamar Media Corp.
4.00%, 2/15/30	250	254
LCPR Senior Secured Financing DAC,
5.13%, 7/15/29 (a)	300	302
6.75%, 10/15/27 (a)	720	757
Level 3 Financing, Inc.
4.63%, 9/15/27 (a)	250	255
Lumen Technologies, Inc.
4.00%, 2/15/27 (a)	250	254
Midcontinent Communications/Midcontinent Finance Corp.
5.38%, 8/15/27 (a)	900	928
National CineMedia LLC
5.75%, 8/15/26	600	467
Nexstar Media, Inc.
5.63%, 7/15/27 (a)	400	422
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 3/15/30 (a)	750	749
Radiate Holdco LLC/Radiate Finance, Inc.
6.50%, 9/15/28 (a)	750	755
Sable International Finance Ltd.
5.75%, 9/7/27 (a)	449	460
Sirius XM Radio, Inc.
4.00%, 7/15/28 (a)	325	327
Switch Ltd.
3.75%, 9/15/28 (a)	300	303
TEGNA, Inc.,
4.63%, 3/15/28	450	456
5.00%, 9/15/29	300	307
Townsquare Media, Inc.
6.88%, 2/1/26 (a)	400	425

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

TripAdvisor, Inc.
7.00%, 7/15/25 (a)	175	185
Univision Communications, Inc.,
4.50%, 5/1/29 (a)	300	304
6.63%, 6/1/27 (a)	300	324
UPC Broadband Finco BV
4.88%, 7/15/31 (a)	500	511
UPC Holding BV
5.50%, 1/15/28 (a)	250	260
Urban One, Inc.
7.38%, 2/1/28 (a)	800	825
Virgin Media Finance PLC
5.00%, 7/15/30 (a)	700	698
Ziggo Bond Co. BV
5.13%, 2/28/30 (a)	325	327
Ziggo BV
4.88%, 1/15/30 (a)	350	359
		20,869
Consumer, Cyclical (23.9%)
AAG FH LP/AAG FH Finco, Inc.
9.75%, 7/15/24 (a)	550	547
Adient US LLC
9.00%, 4/15/25 (a)	275	292
Air Canada
3.88%, 8/15/26 (a)	300	306
Ambience Merger Sub, Inc.,
4.88%, 7/15/28 (a)	175	173
7.13%, 7/15/29 (a)	450	443
American Airlines Group, Inc.
5.00%, 6/1/22 (a)	250	251
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.75%, 4/20/29 (a)	750	803
American Axle & Manufacturing, Inc.
6.88%, 7/1/28	500	540
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29 (a)	250	250
Aramark Services, Inc.
6.38%, 5/1/25 (a)	250	262
Arko Corp.
5.13%, 11/15/29 (a)	925	895
Asbury Automotive Group, Inc.,
4.63%, 11/15/29 (a)	225	230
4.75%, 3/1/30	250	254
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 4/1/30 (a)	650	640
Avient Corp.
5.75%, 5/15/25 (a)	250	261
Banijay Entertainment SASU
5.38%, 3/1/25 (a)	625	638
Bath & Body Works, Inc.
6.95%, 3/1/33	750	879
Beacon Roofing Supply, Inc.
4.13%, 5/15/29 (a)	300	300
Beazer Homes USA, Inc.
5.88%, 10/15/27	500	524
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13%, 4/15/29 (a)	400	407
Boyd Gaming Corp.,
4.75%, 12/1/27	200	204
4.75%, 6/15/31 (a)	200	204

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Boyne USA, Inc.
4.75%, 5/15/29 (a)	400	413
Caesars Entertainment, Inc.
4.63%, 10/15/29 (a)	375	376
Carrols Restaurant Group, Inc.
5.88%, 7/1/29 (a)	350	315
CCM Merger, Inc.
6.38%, 5/1/26 (a)	500	522
CD&R Smokey Buyer, Inc.
6.75%, 7/15/25 (a)	600	631
Clarios Global LP/Clarios US Finance Co
8.50%, 5/15/27 (a)	250	265
Dana, Inc.
4.25%, 9/1/30	300	305
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28 (a)	575	599
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
7.50%, 5/1/25 (a)	625	567
Empire Communities Corp.
7.00%, 12/15/25 (a)	550	570
Everi Holdings, Inc.
5.00%, 7/15/29 (a)	500	506
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29 (a)	950	913
Ford Motor Co.
9.00%, 4/22/25	750	918
Ford Motor Credit Co. LLC
4.13%, 8/17/27	250	270
Forestar Group, Inc.
5.00%, 3/1/28 (a)	500	515
Foundation Building Materials, Inc.
6.00%, 3/1/29 (a)	375	369
G-III Apparel Group Ltd.
7.88%, 8/15/25 (a)	400	426
Gap, Inc. (The)
3.63%, 10/1/29 (a)	300	297
Guitar Center, Inc.
8.50%, 1/15/26 (a)	175	188
Hawaiian Brand Intellectual Property Ltd/HawaiianMiles Loyalty Ltd
5.75%, 1/20/26 (a)	500	524
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/32 (a)	250	249
Installed Building Products, Inc.
5.75%, 2/1/28 (a)	250	260
Interface, Inc.
5.50%, 12/1/28 (a)	200	210
International Game Technology PLC
5.25%, 1/15/29 (a)	375	398
JB Poindexter & Co., Inc.
7.13%, 4/15/26 (a)	500	524
Ken Garff Automotive LLC
4.88%, 9/15/28 (a)	275	276
Kontoor Brands, Inc.
4.13%, 11/15/29 (a)	250	250
LBM Acquisition LLC
6.25%, 1/15/29 (a)	550	545
LCM Investments Holdings II LLC
4.88%, 5/1/29 (a)	375	386
LGI Homes, Inc.
4.00%, 7/15/29 (a)	500	499

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Lions Gate Capital Holdings LLC
5.50%, 4/15/29 (a)	750	764
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29 (a)	250	252
Mattamy Group Corp.
5.25%, 12/15/27 (a)	250	263
Mclaren Finance PLC
7.50%, 8/1/26 (a)	450	456
Meritor, Inc.,
4.50%, 12/15/28 (a)	120	120
6.25%, 6/1/25 (a)	250	261
MGM Resorts International,
5.50%, 4/15/27	327	349
6.75%, 5/1/25	150	157
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp
4.88%, 5/1/29 (a)	500	503
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.50%, 6/20/27 (a)	250	267
Mohegan Gaming & Entertainment
8.00%, 2/1/26 (a)	550	578
New Home Co., Inc. (The)
7.25%, 10/15/25 (a)	750	767
Park River Holdings, Inc.
5.63%, 2/1/29 (a)	525	502
Penn National Gaming, Inc.
4.13%, 7/1/29 (a)	275	267
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (a)	250	257
7.75%, 2/15/29 (a)	250	272
Picasso Finance Sub, Inc.
6.13%, 6/15/25 (a)	406	425
Powdr Corp.
6.00%, 8/1/25 (a)	675	704
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.88%, 9/1/31 (a)	750	754
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/1/26 (a)	450	455
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29 (a)	475	475
Rite Aid Corp.,
7.50%, 7/1/25 (a)	275	283
8.00%, 11/15/26 (a)	380	388
Scientific Games International, Inc.,
7.00%, 5/15/28 (a)	225	240
8.25%, 3/15/26 (a)	500	527
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	350	357
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 9/20/25 (a)	300	331
SRS Distribution, Inc.
4.63%, 7/1/28 (a)	600	603
Station Casinos LLC
4.50%, 2/15/28 (a)	400	403
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	810	807
Superior Plus LP/Superior General Partner, Inc.
4.50%, 3/15/29 (a)	400	412
SWF Escrow Issuer Corp.
6.50%, 10/1/29 (a)	325	313

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Taylor Morrison Communities, Inc.
5.88%, 6/15/27 (a)	250	280
Tempur Sealy International, Inc.,
3.88%, 10/15/31 (a)	250	251
4.00%, 4/15/29 (a)	200	204
Tenneco, Inc.,
5.13%, 4/15/29 (a)	325	318
7.88%, 1/15/29 (a)	325	351
Thor Industries, Inc.
4.00%, 10/15/29 (a)	450	446
Titan International, Inc.
7.00%, 4/30/28	775	826
Travel & Leisure Co.
4.63%, 3/1/30 (a)	500	504
United Airlines Holdings, Inc.
4.88%, 1/15/25	250	257
United Airlines, Inc.
4.63%, 4/15/29 (a)	475	491
Vail Resorts, Inc.
6.25%, 5/15/25 (a)	575	599
Victoria’s Secret & Co.
4.63%, 7/15/29 (a)	250	256
Wheel Pros, Inc.
6.50%, 5/15/29 (a)	600	577
White Cap Buyer LLC
6.88%, 10/15/28 (a)	300	313
Winnebago Industries, Inc.
6.25%, 7/15/28 (a)	550	590
Wolverine World Wide, Inc.
4.00%, 8/15/29 (a)	125	122
		42,286
Consumer, Non-Cyclical (14.4%)
Acadia Healthcare Co., Inc.
5.50%, 7/1/28 (a)	250	263
AdaptHealth LLC,
4.63%, 8/1/29 (a)	500	501
6.13%, 8/1/28 (a)	200	212
Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	925	885
AHP Health Partners, Inc.
5.75%, 7/15/29 (a)	650	645
Air Methods Corp.
8.00%, 5/15/25 (a)	800	686
Akumin, Inc.
7.00%, 11/1/25 (a)	500	476
Albertsons Cos., Inc./Safeway, Inc./New Albertson's, Inc./Albertson's LLC
5.88%, 2/15/28 (a)	250	265
Allied Universal Holdco LLC/Allied Universal Finance Corp
6.00%, 6/1/29 (a)	300	292
Alta Equipment Group, Inc.
5.63%, 4/15/26 (a)	500	515
AMN Healthcare, Inc.
4.00%, 4/15/29 (a)	200	203
APi Escrow Corp.
4.75%, 10/15/29 (a)	200	204
APi Group DE, Inc.
4.13%, 7/15/29 (a)	350	352
Bausch Health Cos, Inc.
4.88%, 6/1/28 (a)	250	255
9.00%, 12/15/25 (a)	450	475

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Cano Health LLC
6.25%, 10/1/28 (a)	400	401
Carriage Services, Inc.
4.25%, 5/15/29 (a)	250	249
Catalent Pharma Solutions, Inc.
3.13%, 2/15/29 (a)	250	247
Central Garden & Pet Co.
5.13%, 2/1/28	300	314
Cheplapharm Arzneimittel GmbH
5.50%, 1/15/28 (a)	350	355
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 4/15/25 (a)	300	309
CHS/Community Health Systems, Inc.
6.88%, 4/15/29 (a)	450	459
CoreLogic, Inc.
4.50%, 5/1/28 (a)	250	249
CPI CG, Inc.
8.63%, 3/15/26 (a)	500	529
Edgewell Personal Care Co.
5.50%, 6/1/28 (a)	500	531
Emergent BioSolutions, Inc.
3.88%, 8/15/28 (a)	275	264
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)	778	589
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc.
6.13%, 4/1/29 (a)	500	491
FAGE International SA/FAGE USA Dairy Industry, Inc.
5.63%, 8/15/26 (a)	371	381
Garda World Security Corp.
9.50%, 11/1/27 (a)	900	972
Grifols Escrow Issuer SA
4.75%, 10/15/28 (a)	325	332
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50%, 6/1/26 (a)	1,000	1,001
Hadrian Merger Sub, Inc.
8.50%, 5/1/26 (a)	600	620
Hertz Corp. (The)
5.00%, 12/1/29 (a)	400	401
Ingles Markets, Inc.
4.00%, 6/15/31 (a)	200	202
Lannett Co., Inc.
7.75%, 4/15/26 (a)	500	387
Metis Merger Sub LLC
6.50%, 5/15/29 (a)	500	492
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
7.88%, 10/1/22 (a)	338	341
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29 (a)	600	614
Mozart Debt Merger
5.25%, 10/1/29 (a)	500	508
Nathan's Famous, Inc.
6.63%, 11/1/25 (a)	733	751
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/1/28 (a)	500	517
Owens & Minor, Inc.
4.50%, 3/31/29 (a)	175	180
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25 (a)	650	652

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Performance Food Group, Inc.
5.50%, 10/15/27 (a)	300	313
Post Holdings, Inc.
5.50%, 12/15/29 (a)	150	158
PROG Holdings, Inc.
6.00%, 11/15/29 (a)	325	335
RP Escrow Issuer LLC
5.25%, 12/15/25 (a)	500	505
Select Medical Corp.
6.25%, 8/15/26 (a)	250	265
Service Corp. International
5.13%, 6/1/29	250	268
Signal Parent, Inc.
6.13%, 4/1/29 (a)	500	445
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed
4.63%, 3/1/29 (a)	500	493
Sotheby's
7.38%, 10/15/27 (a)	450	480
Spectrum Brands, Inc.
5.00%, 10/1/29 (a)	250	263
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (a)	300	303
10.00%, 4/15/27 (a)	500	532
Tenet Healthcare Corp.
6.13%, 10/1/28 (a)	250	265
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	540	508
US Foods, Inc.
4.63%, 6/1/30 (a)	250	253
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26 (a)	500	526
		25,479
Energy (13.4%)
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 6/15/29 (a)	500	528
Archrock Partners LP/Archrock Partners Finance Corp.,
6.25%, 4/1/28 (a)	200	209
6.88%, 4/1/27 (a)	300	315
Baytex Energy Corp.
5.63%, 6/1/24 (a)	703	704
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26 (a)	850	878
CITGO Petroleum Corp.
6.38%, 6/15/26 (a)	300	305
CNX Resources Corp.
6.00%, 1/15/29 (a)	750	781
Colgate Energy Partners III LLC
5.88%, 7/1/29 (a)	650	670
Comstock Resources, Inc.,
5.88%, 1/15/30 (a)	350	359
6.75%, 3/1/29 (a)	500	543
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/25 (a)	700	717
DT Midstream, Inc.
4.13%, 6/15/29 (a)	225	231
Endeavor Energy Resources LP/EER Finance, Inc.,
5.75%, 1/30/28 (a)	650	694
6.63%, 7/15/25 (a)	250	265

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Energy Ventures Gom LLC/EnVen Finance Corp.
11.75%, 4/15/26 (a)	760	783
EQT Corp.
3.63%, 5/15/31 (a)	125	130
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27	840	872
Hess Midstream Operations LP
4.25%, 2/15/30 (a)	300	298
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.75%, 2/1/29 (a)	275	284
6.25%, 11/1/28 (a)	225	237
ITT Holdings LLC
6.50%, 8/1/29 (a)	900	893
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.00%, 8/1/26 (a)	700	718
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
10.00%, 2/29/24 (a)	218	225
11.50%, 2/28/25 (a)	992	1,045
Matador Resources Co.
5.88%, 9/15/26	800	825
Murphy Oil Corp.,
5.88%, 12/1/27	315	326
6.38%, 7/15/28	550	585
NuStar Logistics LP
6.38%, 10/1/30	900	1,000
Occidental Petroleum Corp.,
3.20%, 8/15/26	270	279
6.13%, 1/1/31	1,405	1,709
6.95%, 7/1/24	250	278
Oceaneering International, Inc.
6.00%, 2/1/28	775	761
Parkland Corp. (Canada),
4.50%, 10/1/29 (a)	250	251
4.63%, 5/1/30 (a)	250	249
PBF Holding Co. LLC/PBF Finance Corp.,
Series WI
6.00%, 2/15/28	750	483
Rockcliff Energy II LLC
5.50%, 10/15/29 (a)	250	258
Southwestern Energy Co.
4.75%, 2/1/32	300	317
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29	400	407
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
6.00%, 12/31/30 (a)	375	376
7.50%, 10/1/25 (a)	250	271
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
4.88%, 2/1/31	400	435
5.50%, 3/1/30	300	328
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 2/15/26	250	248
Vermilion Energy, Inc.
5.63%, 3/15/25 (a)	750	759
Viper Energy Partners LP
5.38%, 11/1/27 (a)	830	858
		23,687
Finance (6.6%)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/27 (a)	250	260

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

AmWINS Group, Inc.
4.88%, 6/30/29 (a)	125	126
Asteroid Private Merger Sub, Inc.
8.50%, 11/15/29 (a)	100	105
BroadStreet Partners, Inc.
5.88%, 4/15/29 (a)	450	443
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 4/1/27 (a)	250	246
Compass Group Diversified Holdings LLC
5.25%, 4/15/29 (a)	700	735
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 6/30/28 (a)	225	230
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28 (a)	250	268
Freedom Mortgage Corp.,
6.63%, 1/15/27 (a)	250	245
7.63%, 5/1/26 (a)	325	332
8.25%, 4/15/25 (a)	391	401
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)	400	391
Howard Hughes Corp. (The)
4.13%, 2/1/29 (a)	300	304
HUB International Ltd.
7.00%, 5/1/26 (a)	382	393
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 2/1/29	250	244
Iron Mountain, Inc.
5.25%, 7/15/30 (a)	300	317
iStar, Inc.
4.25%, 8/1/25	250	256
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)	500	506
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 8/15/28 (a)	500	513
Jefferson Capital Holdings LLC
6.00%, 8/15/26 (a)	500	507
LD Holdings Group LLC,
6.13%, 4/1/28 (a)	250	236
6.50%, 11/1/25 (a)	350	346
LPL Holdings, Inc.
4.00%, 3/15/29 (a)	300	308
MGIC Investment Corp.
5.25%, 8/15/28	300	315
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 12/15/22 (a)	500	502
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	400	411
PRA Group, Inc.
5.00%, 10/1/29 (a)	310	311
RHP Hotel Properties LP/RHP Finance Corp.,
4.50%, 2/15/29 (a)	250	250
4.75%, 10/15/27	250	255
RLJ Lodging Trust LP
3.75%, 7/1/26 (a)	250	252
SBA Communications Corp.,
Series WI
3.88%, 2/15/27	300	309
StoneX Group, Inc.
8.63%, 6/15/25 (a)	749	796

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

United Wholesale Mortgage LLC
5.50%, 4/15/29 (a)	300	295
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.75%, 4/15/28 (a)	275	273
		11,681
Industrials (15.8%)
Apex Tool Group LLC/BC Mountain Finance, Inc.
9.00%, 2/15/23 (a)	500	473
Brand Industrial Services, Inc.
8.50%, 7/15/25 (a)	1,000	1,000
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/1/26 (a)	400	416
Builders FirstSource, Inc.
5.00%, 3/1/30 (a)	250	268
Cargo Aircraft Management, Inc.
4.75%, 2/1/28 (a)	400	408
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)	575	553
Cleaver-Brooks, Inc.
7.88%, 3/1/23 (a)	850	833
Cornerstone Building Brands, Inc.
6.13%, 1/15/29 (a)	275	294
Covert Mergeco, Inc.
4.88%, 12/1/29 (a)	250	254
CP Atlas Buyer, Inc.
7.00%, 12/1/28 (a)	800	797
Dycom Industries, Inc.
4.50%, 4/15/29 (a)	250	255
EnerSys
4.38%, 12/15/27 (a)	350	364
EnPro Industries, Inc.
5.75%, 10/15/26	150	157
Flex Acquisition Co., Inc.
6.88%, 1/15/25 (a)	550	552
Fly Leasing Ltd.
7.00%, 10/15/24 (a)	650	640
FXI Holdings, Inc.
7.88%, 11/1/24 (a)	688	702
GFL Environmental, Inc.,
4.38%, 8/15/29 (a)	200	198
4.75%, 6/15/29 (a)	300	303
Graham Packaging Co., Inc.
7.13%, 8/15/28 (a)	550	570
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/29 (a)	250	258
Greif, Inc.
6.50%, 3/1/27 (a)	175	182
Griffon Corp.
5.75%, 3/1/28	500	520
Harsco Corp.
5.75%, 7/31/27 (a)	600	612
Hillenbrand, Inc.
3.75%, 3/1/31	250	251
II-VI, Inc.
5.00%, 12/15/29 (a)	450	460
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.00%, 9/15/28 (a)	500	515

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Intertape Polymer Group, Inc.
4.38%, 6/15/29 (a)	450	451
JPW Industries Holding Corp.
9.00%, 10/1/24 (a)	1,050	1,100
Koppers, Inc.
6.00%, 2/15/25 (a)	500	509
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (a)	500	515
Manitowoc Co., Inc. (The)
9.00%, 4/1/26 (a)	500	527
Mauser Packaging Solutions Holding Co.
7.25%, 4/15/25 (a)	1,000	1,004
Moog, Inc.
4.25%, 12/15/27 (a)	250	252
New Enterprise Stone & Lime Co., Inc.,
5.25%, 7/15/28 (a)	450	457
9.75%, 7/15/28 (a)	500	536
OI European Group BV
4.75%, 2/15/30 (a)	250	254
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27 (a)	250	264
Patrick Industries, Inc.
4.75%, 5/1/29 (a)	300	299
PGT Innovations, Inc.
4.38%, 10/1/29 (a)	450	453
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29 (a)	250	255
Seaspan Corp.
5.50%, 8/1/29 (a)	500	506
SRM Escrow Issuer LLC
6.00%, 11/1/28 (a)	400	428
Standard Industries, Inc.
5.00%, 2/15/27 (a)	250	258
Stevens Holding Co., Inc.
6.13%, 10/1/26 (a)	250	267
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 1/15/29 (a)	350	367
TK Elevator US Newco, Inc.
5.25%, 7/15/27 (a)	550	579
TopBuild Corp.,
3.63%, 3/15/29 (a)	250	252
4.13%, 2/15/32 (a)	150	154
TransDigm, Inc.
5.50%, 11/15/27	550	567
Trident TPI Holdings, Inc.
6.63%, 11/1/25 (a)	500	502
TriMas Corp.
4.13%, 4/15/29 (a)	400	401
Triumph Group, Inc.,
6.25%, 9/15/24 (a)	500	504
8.88%, 6/1/24 (a)	222	242
Trivium Packaging Finance BV
8.50%, 8/15/27 (a)	550	582
TTM Technologies, Inc.
4.00%, 3/1/29 (a)	500	498
Tutor Perini Corp.
6.88%, 5/1/25 (a)	750	757
Victors Merger Corp.
6.38%, 5/15/29 (a)	500	471
VM Consolidated, Inc.
5.50%, 4/15/29 (a)	325	327

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	475	473
Watco Cos. LLC/Watco Finance Corp.
6.50%, 6/15/27 (a)	750	781
XPO Logistics, Inc.
6.25%, 5/1/25 (a)	300	314
		27,941
Technology (2.8%)
Booz Allen Hamilton, Inc.
4.00%, 7/1/29 (a)	250	259
Boxer Parent Co., Inc.
7.13%, 10/2/25 (a)	350	368
CDK Global, Inc.
5.25%, 5/15/29 (a)	250	265
Clarivate Science Holdings Corp.
4.88%, 7/1/29 (a)	375	381
Diebold Nixdorf, Inc.,
8.50%, 4/15/24	350	350
9.38%, 7/15/25 (a)	325	350
Dun & Bradstreet Corp. (The)
5.00%, 12/15/29 (a)	300	308
KBR, Inc.
4.75%, 9/30/28 (a)	330	337
NCR Corp.
5.13%, 4/15/29 (a)	250	259
ON Semiconductor Corp.
3.88%, 9/1/28 (a)	200	205
Playtika Holding Corp.
4.25%, 3/15/29 (a)	500	491
Rackspace Technology Global, Inc.
5.38%, 12/1/28 (a)	425	415
Rocket Software, Inc.
6.50%, 2/15/29 (a)	250	244
Unisys Corp.
6.88%, 11/1/27 (a)	375	407
Ziff Davis, Inc.
4.63%, 10/15/30 (a)	302	310
		4,949
Utilities (0.2%)
PG&E Corp.
5.25%, 7/1/30	250	263
		167,637
Variable Rate Senior Loan Interests (2.9%)
Communication Services (0.2%)
CommScope, Inc.,
2019 Term Loan B
1 Month USD LIBOR + 3.25%, 3.35%, 4/6/26 (b)	342	339

Communications (0.9%)
DirecTV Financing, LLC,
Term Loan
3 Month USD LIBOR + 5.00%, 5.75%, 8/2/27 (b)	978	980

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Terrier Media Buyer, Inc.,
Term B
1 Month USD LIBOR + 3.50%, 3.60%, 12/17/26 (b)	695	692
		1,672
Consumer, Cyclical (0.6%)
Playa Resorts Holding B.V.,
2017 Term Loan B
1 Month USD LIBOR + 2.75%, 3.75%, 4/29/24 (b)	607	592
Topgolf International, Inc.,
Term B
3 Month USD LIBOR + 6.25%, 6.46%, 2/9/26 (b)	488	496
		1,088
Consumer, Non-Cyclical (0.4%)
H Food Holdings LLC,
2018 Term Loan B
1 Month USD LIBOR + 3.69%, 3.79%, 5/23/25 (b)	651	648

Energy (0.0%)
Gavilan Resources, LLC,
2nd Lien Term
3 Month USD LIBOR + 5.00%, 8.25%, 3/1/24 (b)(d)(e)	1,000	—

Industrials (0.8%)
Associated Asphalt Partners, LLC,
Term B
1 Month USD LIBOR + 5.25%, 6.25%, 4/5/24 (b)	955	842
Titan Acquisition Limited,
2018 Term Loan B
3 Month USD LIBOR + 3.00%, 3.35%, 3/28/25 (b)	505	498
		1,340
		5,087
Total Fixed Income Securities (Cost $170,841)		172,724

	Shares
Common Stocks (0.1%)
Auto Components (0.0%)
Exide Technologies (f)	592	—

Equity Real Estate Investment Trusts (REITs) (0.0%)
American Gilsonite Co. (f)	500	4

Machinery (0.0%)
Iracore International Holdings, Inc., Class A (f)(g)	470	—

Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. (f)	2,826	23

Transportation (0.1%)
Syncreon Group BV/Syncreon Global Finance US, Inc. (f)	1,441	121
Total Common Stocks (Cost $151)		148

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

	No. of Warrants
Warrant (0.0%) (c)
Transportation (0.0%) (c)
Syncreon Group BV/Syncreon Global Finance US, Inc. expires 10/2/24 (Cost $—)	2,266	65

	Shares
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $1,315)	1,315,327	1,315
Total Investments (98.5%) (Cost $172,307) (i)(j)		174,252
Other Assets in Excess of Liabilities (1.5%)		2,567
Net Assets (100.0%)		$176,819

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Floating or variable rate securities: The rates disclosed are as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	Amount is less than 0.05%.
(d)	Non-income producing security; bond in default.
(e)	Issuer in bankruptcy.
(f)	Non-income producing security.
(g)	At December 31, 2021, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2021, the Fund did not engage in any cross-trade transactions.
(j)	At December 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,061,000 and the aggregate gross unrealized depreciation is approximately $3,116,000, resulting in net unrealized appreciation of approximately $1,945,000.

LIBOR	London Interbank Offered Rate.
REITs	Real Estate Investment Trusts.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	24.3%
Industrials	16.0
Consumer, Non-Cyclical	14.6
Energy	13.6
Communications	12.0
Other*	6.8
Finance	6.7
Basic Materials	6.0
Total Investments	100.0%

*   Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (95.4%)
Agency Adjustable Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
1 Year CMT + 2.18%, 2.30%, 6/1/38	$84	$90
1 Year CMT + 2.32%, 2.40%, 3/1/37	218	231
1 Year CMT + 2.32%, 2.42%, 7/1/38	157	167
1 Year CMT + 2.34%, 2.45%, 1/1/36	159	169
		657
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed) (0.0%) (a)
Safina Ltd.
2.00%, 12/30/23	191	193

Agency Fixed Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	79	83
6.50%, 4/1/24	—@	—@
7.50%, 5/1/35	13	15
8.00%, 8/1/32	7	8
8.50%, 8/1/31	9	10
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 – 7/1/24	125	131
5.00%, 12/1/23 – 12/1/24	64	66
6.00%, 9/1/37	31	35
6.50%, 2/1/28 – 10/1/32	108	120
7.00%, 7/1/29 – 3/1/37	128	143
7.50%, 8/1/37	17	20
8.00%, 4/1/33	31	37
8.50%, 10/1/32	15	18
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	60	68
8.50%, 7/15/30	10	11
		765
Asset-Backed Securities (15.0%)
AIMCO CLO,
Series 2018-B
3 Month USD LIBOR + 1.10%, 1.22%, 1/15/32 (b)(c)	1,725	1,726
Ajax Mortgage Loan Trust,
1.70%, 5/25/59 (c)	707	703
2.24%, 6/25/66 (c)	909	903
AMSR Trust
2.11%, 9/17/37 (c)	975	960
Aqua Finance Trust,
1.54%, 7/17/46 (c)	849	842
3.14%, 7/16/40 (c)	174	177
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
1 Month USD LIBOR + 1.07%, 1.18%, 8/15/34 (b)(c)	1,200	1,196
Bayview Opportunity Master Fund Trust
3.50%, 1/28/55 (b)(c)	115	116
Blackbird Capital Aircraft
2.44%, 7/15/46 (c)	808	800

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio
Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

CFMT 2020-HB4 LLC
2.72%, 12/26/30 (b)(c)	1,625	1,623
Cologix Data Centers US Issuer LLC
3.30%, 12/26/51 (c)	1,225	1,225
Commonbond Student Loan Trust
1.20%, 3/25/52 (c)	1,343	1,332
Conn's Receivables Funding 2020-A LLC
1.71%, 6/16/25 (c)	97	97
Consumer Loan Underlying Bond Credit Trust
3.28%, 7/15/26 (c)	144	144
Credit Acceptance Auto Loan Trust
1.26%, 10/15/30 (c)	680	675
ECMC Group Student Loan Trust,
Class A1B
1 Month USD LIBOR + 1.00%, 1.10%, 1/27/70 (b)(c)	943	956
ELFI Graduate Loan Program 2021-A LLC
1.53%, 12/26/46 (c)	1,920	1,906
Fair Square Issuance Trust
2.90%, 9/20/24 (c)	300	300
Falcon Aerospace Ltd.
3.60%, 9/15/39 (c)	335	327
FCI Funding 2019-1 LLC
3.63%, 2/18/31 (c)	61	61
FCI Funding LLC
1.13%, 4/15/33 (c)	575	572
FHF Trust,
0.83%, 12/15/26 (c)	752	747
1.27%, 3/15/27 (c)	473	470
Finance of America HECM Buyout
1.59%, 2/25/31 (b)(c)	500	495
Ford Credit Auto Owner Trust
1.06%, 4/15/33 (c)	3,840	3,768
Foundation Finance Trust,
3.30%, 7/15/33 (c)	59	60
3.86%, 11/15/34 (c)	208	214
FREED ABS Trust,
3.19%, 11/18/26 (c)	305	306
GAIA Aviation Ltd.
3.97%, 12/15/44 (c)	509	497
GCI Funding I LLC
2.82%, 10/18/45 (c)	1,228	1,233
GM Financial Automobile Leasing Trust,
0.80%, 7/20/23	220	220
1.67%, 12/20/22	346	347
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29 (c)	1,725	1,710
Class A2
3.21%, 1/22/29 (c)	1,360	1,360
Kubota Credit Owner Trust
0.59%, 10/15/24 (c)	675	673
LL ABS Trust
2.33%, 1/17/28 (c)	136	136
Loanpal Solar Loan Ltd.,
2.22%, 3/20/48 (c)	1,506	1,498
2.29%, 1/20/48 (c)	1,196	1,199
Lunar 2021-1 Structured Aircraft Portfolio Notes
2.64%, 10/15/46 (c)	1,845	1,839
Lunar Aircraft Ltd.
3.38%, 2/15/45 (c)	164	159
MACH 1 Cayman Ltd.
3.47%, 10/15/39 (c)	428	419

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

MAPS Trust
2.52%, 6/15/46 (c)	923	916
Mercedes-Benz Auto Receivables Trust
0.55%, 2/18/25	330	330
Mercury Financial Credit Card Master Trust
1.54%, 3/20/26 (c)	1,725	1,724
MFA 2021-NPL1 LLC
2.36%, 3/25/60 (c)	1,313	1,307
Monroe Capital ABS Funding 2021-1 Ltd.
2.82%, 4/22/31 (c)	1,625	1,594
Mosaic Solar Loan Trust,
2.05%, 12/20/46 (c)	1,161	1,150
2.10%, 4/20/46 (c)	255	256
Navient Private Education Refinance Loan Trust
0.94%, 7/15/69 (c)	1,314	1,301
Nelnet Student Loan Trust 2021-C
1.32%, 4/20/62 (c)	1,270	1,252
New Residential Advance Receivables Trust Advance Receivables Backed Notes,
1.03%, 12/16/52 (c)	470	470
1.43%, 8/15/53 (c)	1,170	1,170
Newday Funding Master Issuer PLC,
SOFR + 0.95%, 1.00%, 7/15/29 (b)(c)	1,175	1,175
SOFR + 1.10%, 1.15%, 3/15/29 (b)(c)	1,760	1,773
NRZ Advance Receivables Trust,
1.32%, 10/15/52 (c)	405	405
1.48%, 9/15/53 (c)	1,380	1,380
NRZ Excess Spread-Collateralized Notes,
2.98%, 3/25/26 (c)	1,370	1,360
Class A
3.10%, 7/25/26 (c)	1,111	1,108
3.23%, 5/25/26 (c)	1,673	1,663
3.47%, 11/25/26 (c)	1,534	1,534
NRZ FHT Excess LLC,
Class A
4.21%, 11/25/25 (c)	494	500
NYCTL Trust
2.19%, 11/10/32 (c)	208	209
Octane Receivables Trust
1.21%, 9/20/28 (c)	556	553
Ocwen Master Advance Receivables Trust
1.28%, 8/15/52 (c)	1,150	1,150
Option One Mortgage Loan Trust Asset-Backed Certificates
1 Month USD LIBOR + 0.50%, 0.60%, 8/20/30 (b)	50	50
Oscar US Funding X LLC
3.18%, 5/10/23 (c)	199	200
Oxford Finance Funding LLC
3.10%, 2/15/28 (c)	350	354
PFS Financing Corp.,
0.77%, 8/15/26 (c)	1,310	1,291
0.97%, 2/15/26 (c)	960	955
2.86%, 4/15/24 (c)	230	232
PNMAC FMSR Issuer Trust
1 Month USD LIBOR + 2.35%, 2.44%, 4/25/23 (b)(c)	1,000	999
PRET 2021-NPL6 LLC
2.49%, 7/25/51 (c)	1,250	1,263
ReadyCap Lending Small Business Loan Trust
Daily U.S. Prime Rate — 0.50%, 2.75%, 12/27/44 (b)(c)	182	178
Republic Finance Issuance Trust
2.47%, 11/20/30 (c)	500	508

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

S-Jets Ltd.
3.97%, 8/15/42 (c)	1,629	1,589
SFS Asset Securitization LLC
4.24%, 6/10/25 (c)	814	814
SMB Private Education Loan Trust,
1.34%, 3/17/53 (c)	887	874
1.68%, 2/15/51 (c)	1,040	1,033
SPS Servicer Advance Receivables Trust
1.83%, 11/15/55 (c)	2,100	2,090
START Ireland
4.09%, 3/15/44 (c)	766	763
Start Ltd.
4.09%, 5/15/43 (c)	1,554	1,529
Theorem Funding Trust 2021-1,
Class A
1.21%, 12/15/27 (c)	1,350	1,348
Towd Point Mortgage Trust,
1 Month USD LIBOR + 0.60%, 0.69%, 2/25/57 (b)(c)	125	125
1.75%, 10/25/60 (c)	685	685
2.75%, 4/25/57 (b)(c)	34	34
Upstart Securitization Trust
3.73%, 9/20/29 (c)	366	368
VCP RRL ABS I Ltd.,
Class A
2.15%, 10/20/31 (c)	525	525
Verizon Owner Trust,
0.47%, 2/20/25	950	948
2.93%, 9/20/23	153	154
Volkswagen Auto Lease Trust
1.99%, 11/21/22	381	382
		77,562
Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corporation,
REMIC
7.50%, 9/15/29	220	251
Government National Mortgage Association,
1 Month USD LIBOR + 0.28%, 0.36%, 5/20/63 (b)	7	7
1 Month USD LIBOR + 0.45%, 0.53%, 5/20/62 (b)	—@	—@
1 Month USD LIBOR + 0.60%, 0.68%, 1/20/64 (b)	109	109
REMIC
1 Month USD LIBOR + 0.50% ,0.58%, 3/20/61 (b)	95	96
1 Month USD LIBOR + 0.56% ,0.64%, 9/20/62 (b)	313	314
		777
Commercial Mortgage-Backed Securities (3.3%)
Alen 2021-ACEN Mortgage Trust
1 Month USD LIBOR + 1.15%, 1.26%, 4/15/34 (b)(c)	1,200	1,200
BX Commercial Mortgage Trust,
Class A
1 Month USD LIBOR + 0.70%, 0.81%, 4/15/34 (b)(c)	2,100	2,091
CSMC 2020-TMIC,
Class A
1 Month USD LIBOR + 3.00% ,3.25%, 12/15/35 (b)(c)	2,125	2,138
CSMC Commercial Mortgage Trust
3.53%, 8/15/37 (c)	575	590
CSWF Commercial Mortgage Trust
1 Month USD LIBOR + 0.97%, 1.08%, 6/15/34 (b)(c)	2,650	2,642
DROP Mortgage Trust
1 Month USD LIBOR + 1.15%, 1.26%, 4/15/26 (b)(c)	1,700	1,703

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

HPLY Trust
1 Month USD LIBOR + 2.35%, 2.46%, 11/15/36 (b)(c)	407	400
JP Morgan Chase Commercial Mortgage Securities Trust,
Class A
1 Month USD LIBOR + 1.12%, 1.23%, 11/15/38 (b)(c)	2,450	2,446
JP Morgan Chase Commercial Mortgage Securities Corp.
4.13%, 7/5/31 (c)	1,100	1,141
Natixis Commercial Mortgage Securities Trust
1 Month USD LIBOR + 2.20%, 2.31%, 7/15/36 (b)(c)	850	850
TPGI Trust,
Class A
1 Month USD LIBOR + 0.70%, 0.81%, 6/15/26 (b)(c)	1,175	1,171
TTAN 2021-MHC,
Class A
1 Month USD LIBOR + 0.85%, 0.96%, 3/15/38 (b)(c)	850	849
		17,221
Corporate Bonds (62.1%)
Finance (28.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	850	857
Aflac, Inc.
1.13%, 3/15/26	2,200	2,162
Air Lease Corp.
0.80%, 8/18/24	2,895	2,837
American Tower Corp.
2.40%, 3/15/25	600	617
Anthem, Inc.,
1.50%, 3/15/26	2,830	2,829
2.38%, 1/15/25	1,000	1,032
Aon Corp.
2.20%, 11/15/22	575	583
Australia & New Zealand Banking Group Ltd.
4.40%, 5/19/26 (c)	2,500	2,739
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (c)	625	639
Banco Bilbao Vizcaya Argentaria SA
0.88%, 9/18/23	1,600	1,594
Banco Santander Chile
2.70%, 1/10/25 (c)	800	818
Banco Santander SA
3.85%, 4/12/23	2,200	2,276
Bank of America Corp.,
0.98%, 9/25/25	4,135	4,087
3.88%, 8/1/25	3,900	4,231
MTN
0.81%, 10/24/24	1,820	1,809
Bank of Nova Scotia (The)
1.05%, 3/2/26	2,610	2,546
Banque Federative du Credit Mutuel SA
2.38%, 11/21/24 (c)	3,480	3,569
BNP Paribas SA
2.82%, 11/19/25 (c)	3,780	3,892
BPCE SA,
2.38%, 1/14/25 (c)	2,635	2,683
4.00%, 9/12/23 (c)	2,850	2,986
Canadian Imperial Bank of Commerce,
2.25%, 1/28/25	1,130	1,155
3.10%, 4/2/24	2,270	2,368

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Charles Schwab Corp. (The)
3.75%, 4/1/24	1,225	1,294
Citigroup, Inc.,
3.11%, 4/8/26	2,000	2,098
3.35%, 4/24/25	6,690	6,989
Deutsche Bank AG,
Series E
0.96%, 11/8/23	3,950	3,945
Equitable Financial Life Global Funding
1.40%, 7/7/25 (c)	1,000	992
GA Global Funding Trust
1.63%, 1/15/26 (c)	4,070	4,040
Goldman Sachs Group, Inc. (The),
3.27%, 9/29/25	8,500	8,924
3.50%, 1/23/25	1,750	1,846
Guardian Life Global Funding
0.88%, 12/10/25 (c)	2,450	2,389
HSBC Holdings PLC,
0.73%, 8/17/24	1,720	1,705
2.63%, 11/7/25	1,850	1,899
3.80%, 3/11/25	1,680	1,764
3.95%, 5/18/24	1,830	1,898
JPMorgan Chase & Co.,
1.56%, 12/10/25	4,800	4,808
4.02%, 12/5/24	5,190	5,475
LeasePlan Corp. N.V.
2.88%, 10/24/24 (c)	1,275	1,315
Macquarie Bank Ltd.
2.30%, 1/22/25 (c)	3,475	3,563
Macquarie Group Ltd.
1.34%, 1/12/27 (c)	3,060	2,979
National Securities Clearing Corp
0.75%, 12/7/25 (c)	4,300	4,189
NongHyup Bank
1.25%, 7/20/25 (c)	690	684
Nordea Bank Abp
1.50%, 9/30/26 (c)	2,975	2,925
People's United Financial, Inc.
3.65%, 12/6/22	1,660	1,692
Protective Life Global Funding
3.10%, 4/15/24 (c)	1,225	1,275
Royal Bank of Canada
1.20%, 4/27/26	4,320	4,247
Santander UK Group Holdings PLC
4.80%, 11/15/24	5,510	5,851
Societe Generale SA
2.63%, 1/22/25 (c)	1,175	1,206
Standard Chartered PLC
0.99%, 1/12/25 (c)	3,295	3,261
Sumitomo Mitsui Financial Group, Inc.,
0.51%, 1/12/24	730	722
2.35%, 1/15/25	9,800	10,049
Suncorp-Metway Ltd.
3.30%, 4/15/24 (c)	1,980	2,073
Wells Fargo & Co.,
1.65%, 6/2/24	650	656
3.55%, 9/29/25	2,600	2,773
		147,835

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Industrials (30.9%)
7-Eleven, Inc.
0.80%, 2/10/24 (c)	3,160	3,125
AbbVie, Inc.
3.80%, 3/15/25	6,515	6,940
Alibaba Group Holding Ltd.
2.80%, 6/6/23	1,275	1,307
Altria Group, Inc.
2.35%, 5/6/25	1,500	1,536
Amgen, Inc.
1.90%, 2/21/25	1,350	1,376
Amphenol Corp.
2.05%, 3/1/25	1,250	1,275
AT&T, Inc.,
1.70%, 3/25/26	2,840	2,828
3.80%, 3/1/24	2,450	2,576
Avery Dennison Corp.
0.85%, 8/15/24	1,610	1,588
Baxalta, Inc.
4.00%, 6/23/25	1,075	1,160
Baxter International, Inc.
1.92%, 2/1/27 (c)	4,230	4,248
Bayer US Finance LLC
3.38%, 10/8/24 (c)	1,740	1,820
BMW Finance N.V.
2.40%, 8/14/24 (c)	1,895	1,950
Boeing Co. (The)
4.88%, 5/1/25	2,460	2,694
BP Capital Markets America, Inc.
3.19%, 4/6/25	2,565	2,707
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 4/15/23	1,225	1,268
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	400	411
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.91%, 7/23/25	850	937
Cigna Corp.
4.50%, 2/25/26	3,025	3,344
Continental Resources, Inc.
2.27%, 11/15/26 (c)	1,000	994
Daimler Finance North America LLC,
1.13%, 12/14/23 (c)	575	575
2.00%, 12/14/26 (c)	2,025	2,035
3.30%, 5/19/25 (c)	2,510	2,649
Dell International LLC/EMC Corp.
5.45%, 6/15/23	523	552
DuPont de Nemours, Inc.
4.49%, 11/15/25	875	968
Eastern Energy Gas Holdings LLC
3.55%, 11/1/23	2,050	2,132
Enbridge, Inc.
2.50%, 1/15/25	750	771
Energy Transfer LP
2.90%, 5/15/25	4,130	4,270
4.75%, 1/15/26	325	356
Enterprise Products Operating LLC
3.90%, 2/15/24	1,200	1,261
Fox Corp.
4.03%, 1/25/24	1,200	1,268

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

General Motors Financial Co., Inc.,
1.50%, 6/10/26	2,890	2,846
3.95%, 4/13/24	1,250	1,316
Georgia-Pacific LLC
1.75%, 9/30/25 (c)	4,080	4,099
Glencore Funding LLC,
3.00%, 10/27/22 (c)	1,275	1,295
4.13%, 3/12/24 (c)	1,225	1,289
HCA, Inc.
5.00%, 3/15/24	1,600	1,721
Hyundai Capital America,
1.25%, 9/18/23 (c)	1,380	1,379
1.30%, 1/8/26 (c)	2,780	2,703
2.38%, 2/10/23 (c)	590	598
Imperial Brands Finance PLC
3.13%, 7/26/24 (c)	2,015	2,083
International Flavors & Fragrances, Inc.
1.23%, 10/1/25 (c)	2,250	2,202
JDE Peet's
0.80%, 9/24/24 (c)	3,025	2,966
Keurig Dr Pepper, Inc.
0.75%, 3/15/24	2,443	2,427
Kinder Morgan, Inc.
1.75%, 11/15/26	2,640	2,631
Mitsubishi Corp.
1.13%, 7/15/26 (c)	2,610	2,548
Mondelez International Holdings Netherlands BV,
1.25%, 9/24/26 (c)	2,910	2,837
2.25%, 9/19/24 (c)	950	972
NBN Co. Ltd.
1.45%, 5/5/26 (c)	2,770	2,731
Nissan Motor Co. Ltd.
3.04%, 9/15/23 (c)	2,640	2,710
NTT Finance Corp.
1.16%, 4/3/26 (c)	6,790	6,668
Nucor Corp.
2.00%, 6/1/25	975	995
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 5/1/25 (c)	1,540	1,593
PayPal Holdings, Inc.
1.65%, 6/1/25	1,150	1,165
PerkinElmer, Inc.
0.85%, 9/15/24	4,440	4,379
Pioneer Natural Resources Co.
1.13%, 1/15/26	4,490	4,364
Royalty Pharma PLC
1.20%, 9/2/25	1,475	1,445
Sabine Pass Liquefaction LLC
5.63%, 4/15/23	1,320	1,381
Sealed Air Corp.
1.57%, 10/15/26 (c)	1,725	1,674
Siemens Financieringsmaatschappij N.V.
3.25%, 5/27/25 (c)	4,740	5,013
Silgan Holdings, Inc.
1.40%, 4/1/26 (c)	1,875	1,831
Sky Ltd.
3.75%, 9/16/24 (c)	2,330	2,482
Skyworks Solutions, Inc.
0.90%, 6/1/23	1,750	1,742
SYNNEX Corp.
1.25%, 8/9/24 (c)	5,815	5,753

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Toyota Motor Corp.
1.34%, 3/25/26	2,300	2,292
TSMC Global Ltd.
0.75%, 9/28/25 (c)	1,575	1,523
Verizon Communications, Inc.
1.45%, 3/20/26	7,965	7,932
Waste Management, Inc.
0.75%, 11/15/25	1,150	1,120
Williams Cos., Inc. (The)
4.30%, 3/4/24	1,330	1,404
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	2,400	2,395
		159,425
Utilities (2.6%)
Ameren Corp.
2.50%, 9/15/24	2,510	2,579
American Electric Power Co., Inc.,
Series N
1.00%, 11/1/25	1,500	1,468
CenterPoint Energy, Inc.
2.50%, 9/1/24	2,500	2,571
Dominion Energy, Inc.,
Series A
1.45%, 4/15/26	2,355	2,330
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/27	2,825	2,843
NiSource, Inc.
0.95%, 8/15/25	1,550	1,510
		13,301
		320,561
Mortgages - Other (13.4%)
Ajax Mortgage Loan Trust
1.07%, 9/25/65 (b)(c)	985	969
Angel Oak SB Commercial Mortgage Trust
2.07%, 5/25/50 (b)(c)	934	929
BRAVO Residential Funding Trust
2.00%, 5/25/59 (b)(c)	847	849
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c)	2,116	2,020
1.75%, 10/25/61 (b)(c)	2,088	2,023
Bunker Hill Loan Depositary Trust
1.72%, 2/25/55 (b)(c)	406	408
Cascade Funding Mortgage Trust,
0.90%, 6/25/36 (b)(c)	1,798	1,798
1.37%, 2/25/31 (b)(c)	1,600	1,582
1.94%, 9/25/50 (b)(c)	1,724	1,690
2.80%, 6/25/69 (b)(c)	456	458
4.00%, 10/25/68 (b)(c)	363	373
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	57	59
CIM Trust,
2.57%, 7/25/59 (c)	1,413	1,410
3.00%, 4/25/57 (b)(c)	134	135
CSMC Trust,
0.94%, 5/25/66 (b)(c)	1,166	1,149
1.18%, 2/25/66 (b)(c)	1,225	1,214

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Federal Home Loan Mortgage Corporation
1 Month USD LIBOR + 1.20%, 1.30%, 10/25/29 (b)	16	16
FMC GMSR Issuer Trust,
3.85%, 10/25/26 (b)(c)	1,700	1,690
4.45%, 1/25/26 (b)(c)	1,500	1,506
Class A
3.62%, 7/25/26 (b)(c)	1,550	1,541
Gosforth Funding PLC
3 Month USD LIBOR + 0.45%, 0.63%, 8/25/60 (b)(c)	61	61
Headlands Residential 2021-RPL1 LLC
2.49%, 9/25/26 (b)(c)	1,940	1,940
Homeward Opportunities Fund Trust
3.23%, 8/25/25 (c)	1,195	1,212
Imperial Fund Mortgage Trust,
1.38%, 10/25/55 (b)(c)	724	723
1.60%, 11/25/56 (b)(c)	1,015	1,007
Lanark Master Issuer PLC
2.28%, 12/22/69 (b)(c)	360	364
Legacy Mortgage Asset Trust
3.25%, 2/25/60 (c)	1,214	1,222
LHOME Mortgage Trust,
2.09%, 9/25/26 (b)(c)	700	698
3.23%, 10/25/24 (c)	235	236
Mello Warehouse Securitization Trust,
1 Month USD LIBOR + 0.70%, 0.79%, 2/25/55 (b)(c)	960	955
1 Month USD LIBOR + 0.80%, 0.90%, 11/25/53 (b)(c)	840	838
1 Month USD LIBOR + 0.90%, 1.00%, 10/25/53 (b)(c)	1,440	1,441
Natixis Commercial Mortgage Securities Trust
1 Month USD LIBOR + 0.95%, 1.06%, 8/15/38 (b)(c)	2,080	2,082
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 – 8/25/55 (b)(c)	151	157
3.99%, 9/25/57 (b)(c)	294	303
NewRez Warehouse Securitization Trust
1 Month USD LIBOR + 0.75%, 0.85%, 5/25/55 (b)(c)	1,275	1,273
NYMT Loan Trust
2.94%, 10/25/60 (b)(c)	1,924	1,922
Oceanview Mortgage Loan Trust
1.73%, 5/28/50 (b)(c)	416	417
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.88%, 0.99%, 1/16/60 (b)(c)	99	99
1 Month USD LIBOR + 0.93%, 1.03%, 3/12/61 (b)(c)	206	206
1 Month USD LIBOR + 0.95%, 1.05%, 8/18/60 (b)(c)	123	123
1 Month USD LIBOR + 1.00%, 1.10%, 6/20/60 (b)(c)	120	120
Preston Ridge Partners LLC,
1.74%, 9/25/26 (b)(c)	1,334	1,320
1.87%, 8/25/26 (c)	1,771	1,754
2.12%, 1/25/26 – 3/25/26 (b)(c)	1,551	1,542
2.36%, 10/25/26 (b)(c)	1,671	1,658
Pretium Mortgage Credit Partners I LLC
2.24%, 9/27/60 (c)	742	736
Provident Funding Mortgage Warehouse Securitization Trust
1 Month USD LIBOR + 0.70%, 0.80%, 2/25/55 (b)(c)	2,175	2,166
Residential Mortgage Loan Trust
1.65%, 5/25/60 (b)(c)	824	827
RESIMAC Bastille Trust,
1 Month USD LIBOR + 0.85%, 0.95%, 12/5/59 (b)(c)	102	102
1 Month USD LIBOR + 0.93%, 1.03%, 9/5/57 (b)(c)	163	163
RESIMAC Premier Trust
1 Month USD LIBOR + 0.95%, 1.05%, 2/10/51 (b)(c)	247	248
RMF Buyout Issuance Trust
1.72%, 10/25/50 (b)(c)	1,875	1,881

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

RMF Proprietary Issuance Trust
2.13%, 9/25/61 (b)(c)	1,883	1,856
Seasoned Credit Risk Transfer Trust
3.00%, 2/25/59	643	664
Sequoia Mortgage Trust
1 Month USD LIBOR + 0.62%, 0.72%, 8/20/34 (b)	136	137
Silver Hill Trust
3.10%, 11/25/49 (b)(c)	702	706
Stanwich Mortgage Loan Co. LLC
2.74%, 10/16/26 (c)	2,214	2,214
Station Place Securitization Trust
1 Month USD LIBOR + 0.65%, 0.75%, 1/26/54 (b)(c)	537	537
Towd Point HE Trust
0.92%, 2/25/63 (b)(c)	1,651	1,645
TVC Mortgage Trust
3.47%, 9/25/24 (c)	300	301
VCAT Asset Securitization, LLC
VCAT 2021-NPL6 A1 144A
1.92%, 9/25/51 (c)	1,950	1,920
Verus Securitization Trust
1.03%, 2/25/66 (b)(c)	1,025	1,015
Vista Point Securitization Trust
1.76%, 3/25/65 (b)(c)	275	276
VMC Finance LLC
1 Month USD LIBOR + 1.65%, 1.75%, 1/18/37 (b)(c)	1,850	1,852
VOLT XCIII LLC
1.89%, 2/27/51 (c)	973	966
VOLT XCIV LLC
2.24%, 2/27/51 (c)	1,144	1,139
VOLT XCIX LLC
2.12%, 4/25/51 (c)	1,463	1,458
VOLT XCVI LLC
2.12%, 3/27/51 (c)	1,095	1,091
		69,392
Municipal Bond (0.2%)
Golden State Tobacco Securitization Corp., CA
1.85%, 6/1/31	810	814

Sovereign (0.4%)
Korea Development Bank (The)
3.00%, 3/19/22	410	412
Korea National Oil Corp.
0.88%, 10/5/25 (c)	1,680	1,638
		2,050
Supranational (0.6%)
Corp. Andina de Fomento,
1.63%, 9/23/25	1,750	1,749
2.38%, 5/12/23	1,170	1,192
		2,941
Total Fixed Income Securities (Cost $496,412)		492,933

	Shares
Investment Company (4.0%)
iShares Short-Term Corporate Bond ETF (Cost $21,121)	385,000	20,744

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Short-Term Investments (0.6%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $1,542)	1,541,958	1,542

	Face Amount (000)
U.S. Treasury Security (0.3%)
U.S. Treasury Bill
0.06%, 7/14/22 (e) (Cost $1,349)	$1,350	1,349
Total Short-Term Investments (Cost $2,891)		2,891
Total Investments (100.0%) (Cost $520,424) (f)(g)(h)		516,568
Liabilities in Excess of Other Assets (0.0%) (a)		(1)
Net Assets (100.0%)		$516,567

@	Face Amount/Value is less than $500.
(a)	Amount is less than 0.05%.
(b)	Floating or variable rate securities: The rates disclosed are as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(e)	Rate shown is the yield to maturity at December 31, 2021.
(f)	Securities are available for collateral in connection with futures contracts.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2021, the Fund did not engage in any cross-trade transactions.
(h)	At December 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,118,000 and the aggregate gross unrealized depreciation is approximately $5,174,000, resulting in net unrealized depreciation of approximately $4,056,000.

CLO	Collateralized Loan Obligation.
CMT	Constant Maturity Treasury Note Rate.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Futures Contracts:
The Fund had the following futures contracts open at December 31, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)

Long:
U.S. Treasury 2 yr. Note (United States)	655	Mar-22	$131,000	$142,903	$(143)

Short:
U.S. Treasury 5 yr. Note (United States)	1,040	Mar-22	(104,000)	(125,816)	73
U.S. Treasury10 yr. Note (United States)	113	Mar-22	(11,300)	(14,743)	(130)
					$(200)

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	30.9%
Finance	28.6
Asset-Backed Securities	15.0
Mortgages - Other	13.4
Others*	12.1
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open long/short futures contracts with a value of approximately $283,462,000 and net unrealized depreciation of approximately $200,000.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (93.8%)
Asset-Backed Securities (22.9%)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
1 Month USD LIBOR + 1.73%, 1.83%, 10/25/34 (a)		$39	$39
American Homes 4 Rent,
5.64%, 4/17/52 (b)		100	107
Ameriquest Mortgage Securities, Inc.,
1 Month USD LIBOR + 2.10%, 2.20%, 5/25/34 (a)		222	230
AMSR Trust,
3.87%, 1/19/39 (b)		200	202
Bayview Financial Revolving Asset Trust,
1 Month USD LIBOR + 0.93%, 1.03%, 2/28/40 (a)(b)		95	92
BCMSC Trust,
7.51%, 1/15/29 (a)		111	108
CFMT 2020-HB4 LLC,
2.72%, 12/26/30 (a)(b)		200	200
Chase Funding Loan Acquisition Trust,
5.50%, 8/25/34		21	22
Credit-Based Asset Servicing & Securitization LLC,
1 Month USD LIBOR + 1.13%, 1.23%, 2/25/33 (a)		59	59
1 Month USD LIBOR + 1.46%, 1.55%, 5/25/32 (a)		9	10
DT Auto Owner Trust,
5.33%, 11/17/25 (b)		100	103
ECAF I Ltd.,
4.95%, 6/15/40 (b)		227	209
EquiFirst Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 2.28%, 10/25/34 (a)		44	45
European Residential Loan Securitisation,
1 Month EURIBOR + 2.00%, 1.36%, 7/24/54 (a)	EUR	141	161
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)		$167	163
Finance of America HECM Buyout,
3.09%, 7/25/30 (a)(b)		200	201
Financial Asset Securities Corp.,
1 Month USD LIBOR + 0.38%, 0.48%, 2/27/35 (a)(b)		15	15
FREED ABS Trust,
3.19%, 11/18/26 (b)		34	34
Goodgreen Trust,
2.63%, 4/15/55 (b)		159	159
GSAA Home Equity Trust,
6.50%, 11/25/36		19	10
Home Partners of America Trust,
3.60%, 9/17/39 (b)		88	89
Loanpal Solar Loan Ltd.,
2.29%, 1/20/48 (b)		159	160
2.47%, 12/20/47 (b)		159	159
2.75%, 7/20/47 (b)		149	152
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (b)		195	191
Mosaic Solar Loan Trust,
2.10%, 4/20/46 (b)		127	128
New Residential Mortgage LLC,
5.44%, 6/25/25 (b)		342	346
Newday Funding PLC,
1 Month GBP SONIA + 2.40%, 2.45%, 9/15/27 (a)(b)	GBP	100	136
Newtek Small Business Loan Trust,
Daily U.S. Prime Rate - 0.55%, 2.70%, 2/25/44 (a)(b)		$103	103
NRZ Excess Spread-Collateralized Notes,

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Class A
3.10%, 7/25/26 (b)		267	266
3.23%, 5/25/26 (b)		171	170
Ownit Mortgage Loan Trust,
1 Month USD LIBOR + 0.54%, 0.64%, 3/25/37 (a)		36	35
PMT FMSR Issuer Trust,
1 Month USD LIBOR + 3.00%, 3.09%, 3/25/26 (a)(b)		250	251
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.65%, 2.75%, 8/25/25 (a)(b)		300	301
1 Month USD LIBOR + 2.85%, 2.95%, 2/25/23 (a)(b)		250	251
ReadyCap Lending Small Business Loan Trust,
Daily U.S. Prime Rate - 0.50%, 2.65%, 12/27/44 (a)(b)		61	59
SFS Asset Securitization LLC,
4.24%, 6/10/25 (b)		153	153
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.00%, 12/15/33 – 1/25/40 (a)	EUR	576	629
Small Business Origination Loan Trust,
3.89%, 12/15/27	GBP	72	98
Sprite Ltd.,
4.25%, 12/15/37 (b)		$146	145
START Ireland,
4.09%, 3/15/44 (b)		147	147
Tricon American Homes Trust,
5.10%, 1/17/36 (b)		200	204
Truman Capital Mortgage Loan Trust,
1 Month USD LIBOR + 2.55%, 2.65%, 1/25/34 (a)(b)		23	23
1 Month USD LIBOR + 2.78%, 2.88%, 11/25/31 (a)(b)		28	28
			6,393
Collateralized Mortgage Obligation - Agency Collateral Series (0.0%) (c)
Government National Mortgage Association,
IO
0.76%, 8/20/58 (a)		227	4

Commercial Mortgage-Backed Securities (6.8%)
BANK 2020-BNK30,
2.92%, 12/15/53 (a)		200	171
Bayview Commercial Asset Trust,
1 Month USD LIBOR + 0.66%, 0.76%, 11/25/35 (a)(b)		207	199
GS Mortgage Securities Corp. Trust,
1 Month USD LIBOR + 2.20%, 2.31%, 10/15/36 (a)(b)		100	95
GS Mortgage Securities Trust,
4.32%, 2/10/48 (a)(b)		100	99
4.69%, 6/10/47 (a)		50	51
JP Morgan Chase Commercial Mortgage Securities Trust,
Class D
1 Month USD LIBOR + 1.70%, 1.81%, 4/15/38 (a)(b)		100	100
MFT Mortgage Trust,
3.28%, 8/10/40 (a)(b)		180	181
MFT Trust,
3.48%, 2/10/42 (a)(b)		250	235
MKT 2020-525M Mortgage Trust,
2.94%, 2/12/40 (a)(b)		250	230
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.70%, 1.80%, 10/15/49 (a)(b)		46	46
Natixis Commercial Mortgage Securities Trust,
4.30%, 10/15/36 (b)		150	147
SFO Commercial Mortgage Trust,
Class B
1 Month USD LIBOR + 1.50%, 1.61%, 5/15/38 (a)(b)		250	250

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Wells Fargo Commercial Mortgage Trust,
4.15%, 5/15/48 (a)		75	76
			1,880
Corporate Bonds (42.3%)
Finance (23.2%)
ABN Amro Bank N.V.,
4.75%, 7/28/25 (b)		200	218
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (b)		50	51
Bank of America Corp.,
1.73%, 7/22/27		375	372
2.46%, 10/22/25		250	257
Barclays PLC,
3.93%, 5/7/25		200	210
Belrose Funding Trust,
2.33%, 8/15/30 (b)		125	123
BNP Paribas SA,
1.13%, 6/11/26	EUR	100	118
Brown & Brown, Inc.,
2.38%, 3/15/31		$75	73
4.20%, 9/15/24		50	53
Citigroup, Inc.,
0.78%, 10/30/24		125	124
1.68%, 5/15/24		250	253
5.50%, 9/13/25		225	255
CNO Financial Group, Inc.,
5.25%, 5/30/29		125	144
Credit Agricole SA (London),
1.38%, 3/13/25	EUR	100	118
DBS Group Holdings Ltd.,
1.50%, 4/11/28		100	116
Discover Financial Services,
3.95%, 11/6/24		$25	27
Duke Realty LP,
1.75%, 2/1/31		125	118
Equitable Holdings, Inc.,
3.90%, 4/20/23		162	168
ERP Operating LP,
4.15%, 12/1/28		100	113
GA Global Funding Trust,
1.00%, 4/8/24 (b)		275	273
Goldman Sachs Group, Inc. (The),
2.00%, 11/1/28	EUR	100	124
4.25%, 10/21/25		$125	136
Iron Mountain, Inc.,
4.88%, 9/15/29 (b)		75	78
Itau Unibanco Holding SA,
2.90%, 1/24/23 (b)		250	253
JPMorgan Chase & Co.,
0.77%, 8/9/25		275	271
1.95%, 2/4/32		25	24
2.55%, 11/8/32		75	76
Kimco Realty Corp.,
2.70%, 10/1/30		125	127
LeasePlan Corp. N.V.,
2.88%, 10/24/24 (b)		200	206
Lloyds Banking Group PLC,
4.05%, 8/16/23		200	210

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Mastercard, Inc.,
1.90%, 3/15/31	75	76
Metropolitan Life Global Funding I,
0.95%, 7/2/25 (b)	150	148
National Bank of Canada,
0.55%, 11/15/24	250	247
PNC Financial Services Group, Inc. (The),
2.20%, 11/1/24	225	231
Prologis LP,
1.25%, 10/15/30	150	140
Shinhan Financial Group Co. Ltd.,
1.35%, 1/10/26 (b)	200	197
Starwood Property Trust Inc.,
3.75%, 12/31/24 (b)	100	101
Sumitomo Mitsui Financial Group, Inc.,
2.45%, 9/27/24	200	206
SVB Financial Group,
1.80%, 2/2/31	150	142
USAA Capital Corp.,
1.50%, 5/1/23 (b)	150	152
Visa, Inc.,
0.75%, 8/15/27	75	72
Wells Fargo & Co.,
2.88%, 10/30/30	75	78
		6,479
Industrials (17.9%)
AbbVie, Inc.,
2.95%, 11/21/26	175	185
3.60%, 5/14/25	125	133
Alphabet, Inc.,
1.10%, 8/15/30	125	118
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27	75	78
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.75%, 7/15/27 (b)	49	51
Baidu, Inc.,
1.72%, 4/9/26	200	198
Berry Global, Inc.,
4.50%, 2/15/26 (b)	15	15
Boyd Gaming Corp.,
4.75%, 12/1/27	40	41
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	50	51
Crown Castle International Corp.,
3.30%, 7/1/30	25	26
CSX Corp.,
2.40%, 2/15/30	75	76
DH Europe Finance II Sarl,
2.20%, 11/15/24	375	383
Diamond Sports Group LLC/Diamond Sports Finance Co.,
6.63%, 8/15/27 (b)	75	21
Enbridge, Inc.,
2.50%, 8/1/33	125	123
Ford Motor Credit Co., LLC,
3.10%, 5/4/23	200	204
Garda World Security Corp.,
9.50%, 11/1/27 (b)	50	54
Global Partners LP/GLP Finance Corp.,
7.00%, 8/1/27	50	52

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Grifols SA,
2.25%, 11/15/27 (b)	EUR	100	114
Hanesbrands, Inc.,
4.88%, 5/15/26 (b)		$75	80
HCA, Inc.,
4.13%, 6/15/29		125	138
Hyatt Hotels Corp.,
1.80%, 10/1/24		75	75
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
2.00%, 9/16/31		50	48
Koppers, Inc.,
6.00%, 2/15/25 (b)		75	76
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		225	233
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (b)		25	25
Micron Technology, Inc.,
2.70%, 4/15/32		150	150
Mosaic Co. (The),
4.25%, 11/15/23		125	132
NortonLifeLock, Inc.,
5.00%, 4/15/25 (b)		75	76
Oceaneering International, Inc.,
6.00%, 2/1/28		75	74
ONEOK, Inc.,
3.10%, 3/15/30		125	127
Q-Park Holding I BV,
1.50%, 3/1/25 (b)	EUR	100	110
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (b)		$75	77
Royalty Pharma PLC,
1.20%, 9/2/25		125	123
Sabine Pass Liquefaction LLC,
4.50%, 5/15/30		100	113
Sally Holdings LLC/Sally Capital, Inc.,
5.63%, 12/1/25		75	77
Select Medical Corp.,
6.25%, 8/15/26 (b)		75	80
Silgan Holdings, Inc.,
2.25%, 6/1/28	EUR	100	113
Skyworks Solutions, Inc.,
0.90%, 6/1/23		$75	75
Sotheby's,
7.38%, 10/15/27 (b)		200	213
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co.
III LLC,
4.74%, 3/20/25 (b)		163	170
Standard Industries, Inc.,
2.25%, 11/21/26 (b)	EUR	100	112
Toyota Motor Corp.,
1.34%, 3/25/26		$125	125
Transurban Finance Co. Pty Ltd.,
2.45%, 3/16/31 (b)		100	99
Univision Communications, Inc.,
4.50%, 5/1/29 (b)		70	71
US Foods, Inc.,
4.75%, 2/15/29 (b)		30	31
Verizon Communications, Inc.,
1.50%, 9/18/30		175	164

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Vontier Corp.,
1.80%, 4/1/26 (b)		75	74
			4,984
Technology (0.5%)
Broadcom, Inc.,
3.46%, 9/15/26		125	133

Utility (0.7%)
Greenko Investment Co.,
4.88%, 8/16/23		200	202
			11,798
Mortgages - Other (19.3%)
Alba PLC,
3 Month GBP LIBOR + 0.50%, 0.72%, 3/17/39 (a)	GBP	57	73
Alternative Loan Trust,
3.28%, 3/25/35 (a)		$10	10
5.75%, 3/25/34		23	23
PAC
1 Month USD LIBOR + 0.45% ,0.55%, 10/25/36 (a)		30	15
Banc of America Alternative Loan Trust,
5.71%, 10/25/36 (a)		60	25
Banc of America Mortgage Trust,
2.49%, 6/25/35 (a)		71	70
3.58%, 3/25/33 (a)		12	12
Bear Stearns ALT-A Trust,
2.72%, 4/25/35 (a)		24	20
Bear Stearns ARM Trust,
2.40%, 8/25/33 (a)		82	84
3.05%, 2/25/36 (a)		24	23
Cascade Funding Mortgage Trust,
1.92%, 12/26/30 (a)(b)		250	250
2.80%, 6/25/69 (a)(b)		121	122
3.73%, 6/25/36 (a)(b)		200	199
4.00%, 10/25/68 (a)(b)		573	577
CFMT 2021-HB5 LLC,
2.91%, 2/25/31 (a)(b)		250	247
CFMT 2021-HB7 LLC,
3.85%, 10/27/31 (a)(b)		100	99
Citigroup Mortgage Loan Trust,
2.77%, 6/25/36 (a)		19	11
E-MAC Program BV,
3 Month EURIBOR + 0.17%, 1.41%, 4/25/39 (a)	EUR	42	45
Eurohome Mortgages PLC,
3 Month EURIBOR + 0.21%, 0.00%, 8/2/50 (a)		67	69
FMC GMSR Issuer Trust,
4.45%, 1/25/26 (a)(b)		$100	100
Class A
3.62%, 7/25/26 (a)(b)		300	298
Galton Funding Mortgage Trust,
4.00%, 2/25/59 (a)(b)		10	10
GC Pastor Hipotecario 5 FTA,
3 Month EURIBOR + 0.17%, 0.00%, 6/21/46 (a)	EUR	27	29
GSR Mortgage Loan Trust,
2.66%, 12/25/34 (a)		$26	27
HarborView Mortgage Loan Trust,
2.49%, 6/19/34 (a)		48	50
2.60%, 2/25/36 (a)		23	10
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (a)	EUR	48	51

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

IM Pastor 4 FTA,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/44 (a)		39	41
IndyMac INDX Mortgage Loan Trust,
2.93%, 12/25/34 (a)		$13	14
Lansdowne Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.30%, 0.00%, 6/15/45 (a)	EUR	52	57
Lansdowne Mortgage Securities No. 2 PLC,
3 Month EURIBOR + 0.34%, 0.00%, 9/16/48 (a)		106	111
Lehman Mortgage Trust,
6.00%, 7/25/36		$49	34
National City Mortgage Capital Trust,
6.00%, 3/25/38		5	5
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 2.15%, 2.26%, 8/15/38 (a)(b)		200	200
Newgate Funding PLC,
3 Month GBP LIBOR + 3.00%, 3.10%, 12/15/50 (a)	GBP	97	132
OBX Trust,
3.50%, 10/25/59 (a)(b)		$31	32
PMC PLS ESR Issuer LLC,
5.07%, 11/25/24 (b)		64	64
PRMI Securitization Trust,
2.50%, 4/25/51 (a)(b)		187	188
Reperforming Loan REMIC Trust,
8.50%, 6/25/35 (b)		28	30
Resloc UK PLC,
3 Month EURIBOR + 0.45%, 0.00%, 12/15/43 (a)	EUR	85	91
River Green Finance 2020 DAC,
1.80%, 1/22/32		246	278
RMF Buyout Issuance Trust,
2.62%, 10/25/50 (a)(b)		$100	100
Sage AR Funding PLC
0.16%, 11/17/51	GBP	100	136
1.33%, 11/17/30 (a)		200	271
Seasoned Credit Risk Transfer Trust,
3.75%, 9/25/55 (a)(b)		$139	142
4.75%, 5/25/57 (a)		100	103
4.75%, 7/25/58 (a)(b)		200	205
Silver Hill Trust,
3.10%, 11/25/49 (a)(b)		81	81
STARM Mortgage Loan Trust,
2.90%, 1/25/37 (a)		7	7
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 1.95%, 5/25/47 (a)(b)		268	252
Uropa Securities PLC,
3 Month GBP LIBOR + 0.55%, 0.63%, 6/10/59 (a)	GBP	68	90
3 Month GBP LIBOR + 0.55%, 0.67%, 10/10/40 (a)		78	100
3 Month GBP LIBOR + 0.75%, 0.83%, 6/10/59 (a)		31	41
Washington Mutual MSC Mortgage Pass-Through Certificates,
5.50%, 3/25/33		$8	9
			5,363
Sovereign (2.5%)
Australia Government Bond,
2.75%, 11/21/28	AUD	1	1
Brazil Notas do Tesouro Nacional Series F,
10.00%, 1/1/29	BRL	300	52
Hellenic Republic Government Bond,
3.38%, 2/15/25 (b)	EUR	115	144
3.45%, 4/2/24 (b)		40	49
Indonesia Treasury Bond,

Morgan Stanley Institutional Fund Trust
Strategic Income Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

6.50%, 2/15/31	IDR	607,000	43
8.25%, 5/15/29		465,000	37
Peruvian Government International Bond, (Units)
5.40%, 8/12/34 (b)(d)	PEN	60	14
Senegal Government International Bond,
6.25%, 5/23/33		$200	206
Ukraine Government International Bond,
7.75%, 9/1/23		150	147
			693
Total Fixed Income Securities (Cost $26,078)			26,131

Shares
Short-Term Investments (5.4%)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $1,260)	1,260,065	1,260

	Face Amount (000)
U.S. Treasury Security (0.9%)
U.S. Treasury Bill 0.06%, 7/14/22 (f)(g) (Cost $255)	$255	255
Total Short-Term Investments (Cost $1,515)		1,515
Total Investments (99.2%) (Cost $27,593) (h)(i)		27,646
Other Assets in Excess of Liabilities (0.8%)		230
Net Assets (100.0%)		$27,876

(a)	Floating or variable rate securities: The rates disclosed are as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Amount is less than 0.05%.
(d)	Consists of one or more classes of securities traded together as a unit.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(f)	Rate shown is the yield to maturity at December 31, 2021.
(g)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(h)	Securities are available for collateral in connection with purchase of open foreign currency exchange contracts, futures contracts and swap agreements.
(i)	At December 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $403,000 and the aggregate gross unrealized depreciation is approximately $367,000, resulting in net unrealized appreciation of approximately $36,000.

EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SONIA	Sterling Overnight Index Average.

Morgan Stanley Institutional Fund Trust
Strategic Income Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2021 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at December 31, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	GBP	756		$1,017	2/18/22	$(6)
Barclays Bank PLC		$166	EUR	147	2/18/22	1
Barclays Bank PLC		$13	GBP	10	2/18/22	—@
BNP Paribas SA	EUR	2,455		$2,798	2/18/22	1
JPMorgan Chase Bank NA	BRL	367		$66	2/18/22	1
JPMorgan Chase Bank NA	IDR	1,132,494		$79	2/18/22	(—@	)
JPMorgan Chase Bank NA	PEN	65		$16	2/18/22	(—@	)
						$(3)

Futures Contracts:
The Fund had the following futures contracts open at December 31, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Short:
German Euro Bund (Germany)	2	Mar-22	EUR	(200)	$(390)	$6
U.S. Treasury Ultra Long Bond (United States)	6	Mar-22		$(600)	(879)	(15)
U.S. Treasury 5 yr. Note (United States)	19	Mar-22		(1,900)	(2,299)	1
U.S. Treasury 2 yr. Note (United States)	1	Mar-22		(200)	(218)	—@
U.S. Treasury10 yr. Note (United States)	1	Mar-22		(100)	(130)	(1)
						$(9)

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at December 31, 2021:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC*
CDX.NA.HY.37	NR	Sell	5.00%	Quarterly	12/20/26	$1,325	$123	$128	$(5)

@	Value is less than $500.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
†	Credit rating as issued by Standard & Poor’s.
NR	Not rated.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
PEN	—	Peruvian Nuevo Sol
USD	—	United States Dollar

Portfolio Composition
Classification	Percentage of Total Investments
Finance	23.5%
Asset-Backed Securities	23.1
Mortgages - Other	19.4
Industrials	18.0
Commercial Mortgage-Backed Securities	6.8
Short-Term Investments	5.5
Other**	3.7
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open short futures contracts with a value of approximately $3,916,000 and net unrealized depreciation of approximately $9,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $3,000. Does not include an open swap agreement with total unrealized depreciation of approximately $5,000.

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (8.4%)
International Banks (8.4%)
Barclays Bank PLC
0.26%, 3/17/22	$175,000	$175,016
Qatar National Bank,
0.40%, 9/19/22	130,000	129,574
0.58%, 1/5/22	100,000	99,998
Sumitomo Mitsui Trust Bank Ltd.,
0.05%, 1/3/22	125,000	125,000
0.29%, 3/16/22	110,000	109,960
0.30%, 5/6/22 – 5/17/22	365,000	364,643
Total Certificates of Deposit (Cost $1,004,170)		1,004,191

Commercial Paper (a) (17.3%)
Asset-Backed Diversified Financial Services (1.3%)
Collateralized Commercial Paper FLEX Co. LLC
0.26%, 9/19/22 (b)	131,000	130,808
Collateralized Commercial Paper V Co.
0.29%, 6/22/22	25,000	24,953
		155,761
Automobiles (0.3%)
VW Credit, Inc.
0.35%, 8/25/22	41,000	40,864

Communications (1.2%)
AT&T, Inc.
0.55%, 6/21/22	100,000	99,755
TELUS Corp.
0.52%, 5/26/22 (b)	48,000	47,915
		147,670
Finance (4.1%)
Barclays Capital, Inc.,
0.37%, 1/28/22	25,000	24,998
0.38%, 1/27/22	290,000	289,979
Goldman Sachs International
0.33%, 1/14/22	175,000	174,995
		489,972
International Banks (9.8%)
Bank of Montreal,
0.08%, 1/3/22 – 1/6/22	115,000	114,999
Bank of Nova Scotia (The)
0.08%, 1/5/22	200,000	199,998
BNZ International Funding Ltd.
0.28%, 6/22/22	65,000	64,908
Landesbank Hessen-thuringen,
0.27%, 3/14/22 – 3/16/22	355,000	354,857
Oversea Chinese Banking Corp. Ltd.
0.27%, 6/22/22	100,000	99,848
Skandinaviska Enskilda Banken AB
0.26%, 6/22/22	200,000	199,745
Toronto-Dominion Bank (The)
0.06%, 1/3/22	50,000	50,000

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

UBS AG London,
0.26%, 6/30/22 (b)	16,500	16,489
0.30%, 3/15/22 (b)	65,000	65,005
		1,165,849
Technology (0.6%)
Fidelity National Information Services Inc.,
0.45%, 3/4/22 (b)	30,000	29,981
0.45%, 3/16/22	30,000	29,976
0.55%, 3/21/22 – 3/23/22	10,000	9,992
		69,949
Total Commercial Paper (Cost $2,070,205)		2,070,065

Corporate Bonds (9.2%)
Automobile (0.9%)
Daimler Finance North America LLC,
2.85%, 1/6/22 (b)	44,299	44,306
3.40%, 2/22/22 (b)	61,874	62,128
		106,434
Chemicals (0.5%)
Nutrien Ltd.
3.15%, 10/1/22	53,623	54,293

Communications (0.3%)
AT&T, Inc.
3.00%, 6/30/22	15,695	15,816
TWDC Enterprises 18 Corp.
2.45%, 3/4/22	6,926	6,951
2.55%, 2/15/22	12,303	12,335
		35,102
Consumer, Non-Cyclical (1.1%)
AbbVie, Inc.,
3.20%, 11/6/22	110,549	112,437
3.25%, 10/1/22	11,438	11,594
		124,031
Diversified Financial Services (1.6%)
Sumitomo Mitsui Financial Group, Inc.,
2.78%, 7/12/22	180,097	182,336
2.85%, 1/11/22	10,722	10,727
		193,063
Finance (1.7%)
Citigroup Global Markets Holdings, Inc.
4.50%, 1/14/22	16,296	16,315
Citigroup, Inc.
2.75%, 4/25/22	190,077	191,117
Volkswagen Group of America Finance LLC
2.90%, 5/13/22 (b)	1,830	1,845
		209,277
Health Care Services (0.3%)
AstraZeneca PLC
2.38%, 6/12/22	8,796	8,852
CommonSpirit Health
2.95%, 11/1/22	28,075	28,608
		37,460

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Industrials (0.4%)
Waste Management, Inc.
2.90%, 9/15/22	51,655	52,267

International Banks (1.9%)
Mizuho Financial Group, Inc.,
2.60%, 9/11/22	30,683	31,123
2.95%, 2/28/22	95,832	96,202
Reckitt Benckiser Treasury Services PLC
2.38%, 6/24/22 (b)	97,900	98,641
Sumitomo Mitsui Banking Corp.
3.20%, 7/18/22	619	628
		226,594
Technology (0.5%)
Fiserv, Inc.
3.50%, 10/1/22	56,025	56,906
Total Corporate Bonds (Cost $1,095,466)		1,095,427

Floating Rate Notes (c) (32.3%)
Automobile (2.0%)
Daimler Finance North America LLC,
3 Month USD LIBOR + 0.90%
1.06%, 2/15/22 (b)	19,237	19,254
Toyota Motor Credit Corp.,
SOFR + 0.28%, 0.33%, 12/14/22	215,000	215,128
		234,382
Diversified Financial Services (0.0%) (d)
Sumitomo Mitsui Financial Group, Inc.,
3 Month USD LIBOR + 0.97%
1.09%, 1/11/22	3,045	3,046

Domestic Bank (1.7%)
Bank of America Securities, Inc.
0.23%, 6/22/22	200,000	200,042

Finance (2.0%)
Citigroup, Inc., Series,
3 Month USD LIBOR + 0.96%
1.08%, 4/25/22	2,541	2,546
Goldman Sachs Bank USA,
SOFR + 0.18%, 0.23%, 8/26/22	200,000	199,922
QNB Finance Ltd.,
SOFR + 1.23%, 1.28%, 2/12/22	34,900	34,917
3 Month USD LIBOR + 1.00%, 1.15%, 5/2/22	6,500	6,512
		243,897
International Banks (26.6%)
Bank of Montreal,
SOFR + 0.28%, 0.33%, 12/21/22	175,000	175,011
SOFR + 0.26%, 0.31%, 12/22/22	125,000	124,981
Bank of Nova Scotia,
SOFR + 0.22%, 0.27%, 6/3/22	275,000	275,074

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Canadian Imperial Bank of Commerce,
SOFR + 0.25%, 0.30%, 12/23/22	425,000	424,853
Commonwealth Bank of Australia,
SOFR + 0.20%, 0.25%, 8/24/22 (b)	200,000	199,961
Credit Industriel et Commercial,
SOFR + 0.28%, 0.33%, 12/8/22	250,000	250,016
Macquarie Bank Ltd.,
SOFR + 0.30%, 0.35%, 12/1/22 (b)	275,000	274,920
SOFR + 0.33%, 0.38%, 12/15/22 (b)	90,000	89,987
SOFR + 0.18%, 0.23%, 9/16/22 (b)	230,000	229,959
Oversea-Chinese Banking Corp. Ltd.,
SOFR + 0.28%, 0.33%, 12/21/22	100,000	100,013
Royal Bank of Canada,
SOFR + 0.25%, 0.30%, 12/1/22	125,000	125,006
Societe Generale,
SOFR + 0.28%, 0.33%, 12/23/22 (b)	50,000	50,006
Sumitomo Mitsui Banking Corp.,
SOFR + 0.18%, 0.23%, 10/24/22	100,000	99,952
Svenska Handelsbanken AB,
SOFR + 0.20%, 0.25%, 8/23/22	250,000	249,970
UBS AG London,
SOFR + 0.19%, 0.20%, 6/14/22 (b)	100,000	100,010
SOFR + 0.19%, 0.24%, 6/15/22 – 7/13/22 (b)	175,000	175,020
SOFR + 0.24%, 0.29%, 5/4/22 – 5/12/22 (b)	225,000	225,021
		3,169,760
Total Floating Rate Notes (Cost $3,851,285)		3,851,127

Municipal Bond (1.1%)
Metropolitan Transportation Authority, NY,
Series A
0.78%, 11/15/22 (Cost $133,490)	133,490	133,614

Repurchase Agreements (30.0%)
ABN Amro Securities LLC, (0.22%, dated 12/31/21, due 1/3/22; proceeds $75,001; fully collateralized by various U.S. Government obligations; 2.50% - 4.00% due 9/20/43 - 9/20/51, and various Corporate Bonds; 0.00% - 9.25% due 1/14/22 - 6/15/52; valued at $78,731)	75,000	75,000
Bank of America Securities, Inc., (0.39% (c), dated 9/2/20, due 03/6/22; proceeds $176,043; fully collateralized by various Common Stocks and Preferred Stocks valued at $183,750) (Demand 1/3/22)	175,000	175,000
Bank of America Securities, Inc., (0.47% (c), dated 4/27/21, due 4/27/22; proceeds $301,430; fully collateralized by various Common Stocks and Preferred Stocks valued at $315,000) (Demand 1/3/22)	300,000	300,000
BMO Capital Markets Corp., (0.17%, dated 12/31/21, due 1/3/22; proceeds $130,002; fully collateralized by various U.S. Government obligations; 0.00% - 7.63% due 1/27/22 - 2/15/51, and various Corporate Bonds; 0.70% - 9.81% due 6/29/22 - 10/27/81; valued at $135,355) (e)	130,000	130,000
BMO Capital Markets Corp., (0.18%, dated 12/14/21, due 1/6/22; proceeds $35,004; fully collateralized by a U.S. Government agency security; 0.18% due 7/13/22, various U.S. Government obligations; 0.13% - 3.00% due 6/30/23 - 5/15/50, and various Corporate Bonds; 0.70% - 6.20% due 6/15/47 - 8/15/53; valued at $36,570) (e)	35,000	35,000
BNP Paribas, (0.17%, dated 12/31/21, due 1/3/22; proceeds $130,002; fully collateralized by various U.S. Government obligations; 0.00% due 8/15/46 - 5/15/48, and various Corporate Bonds; 1.64% - 10.88% due 6/15/22 - 10/10/79; valued at $137,800) (e)	130,000	130,000

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

BNP Paribas Prime Brokerage, Inc., (0.37% (c), dated 7/12/21, due 1/7/22; proceeds $300,552; fully collateralized by various Corporate Bonds; 1.60% - 13.00% due 3/1/23 - 5/15/87; valued at $317,296) (Demand 1/3/22) (e)	300,000	300,000
BNP Paribas Prime Brokerage, Inc., (0.39%, dated 10/27/21, due 1/27/22; proceeds $115,115; fully collateralized by various Corporate Bonds; 2.05% - 12.25% due 6/1/23 - 10/15/97; valued at $121,769) (e)	115,000	115,000
Credit Agricole Corporate and Investment Bank, (0.13%, dated 12/29/21, due 1/5/22; proceeds $182,005; fully collateralized by various U.S. Government obligations; 0.00% - 4.50% due 8/15/25 - 2/15/39, and various Corporate Bonds; 0.50% - 7.20% due 6/22/22 - 10/24/51; valued at $190,322) (e)	182,000	182,000
Credit Agricole Corporate and Investment Bank, (0.14% (c), dated 8/18/21, due 1/7/22; proceeds $130,072; fully collateralized by a U.S. Government agency security; 0.13% due 4/13/23, various U.S. Government obligations; 0.00% due 5/15/22 - 11/15/36, and various Corporate Bonds; 0.45% - 8.10% due 6/6/22 - 12/15/96; valued at $136,493) (Demand 1/3/22) (e)	130,000	130,000
Credit Agricole Corporate and Investment Bank, (0.14% (c), dated 9/10/21, due 1/7/22; proceeds $231,107; fully collateralized by various U.S. Government agency security; 2.50% - 4.00% due 6/1/27 - 12/1/51, various U.S. Government obligations; 0.00% - 3.00% due 5/15/22 - 5/15/42, and various Corporate Bonds; 0.45% - 8.10% due 5/2/22 - 12/15/96; valued at $241,926) (Demand 1/3/22) (e)	231,000	231,000
JP Morgan Securities LLC, (0.32% (c), dated 11/17/21, due 1/7/22; proceeds $70,032; fully collateralized by Convertible Bonds, 1.75% - 3.13% due 9/15/22 - 9/30/46 and various Common Stocks and Preferred Stocks valued at $74,513) (Demand 1/3/22)	70,000	70,000
JP Morgan Securities LLC, (0.45% (c), dated 8/17/20, due 3/6/22; proceeds $251,769; fully collateralized by various Convertible Bonds, 0.00% - 3.13% due 9/15/22 - 3/15/26 and various Common Stocks and Preferred Stocks valued at $269,265) (Demand 1/3/22)	250,000	250,000
JP Morgan Securities LLC, (0.45% (c), dated 9/1/20, due 3/6/22; proceeds $100,689; fully collateralized by Convertible Bonds, 0.00% - 9.00% due 9/15/22 - 9/15/46 and various Common Stocks and Preferred Stocks valued at $108,521) (Demand 1/3/22)	100,000	100,000
Mizuho Securities USA LLC, (0.22%, dated 12/31/21, due 1/3/22; proceeds $220,004; fully collateralized by various Common Stocks valued at $231,000)	220,000	220,000
Pershing LLC, (0.38%, dated 12/31/21, due 1/3/22; proceeds $25,001; fully collateralized by various Corporate Bonds; 0.31% - 10.88% due 1/7/22 - 6/1/67; valued at $26,444) (e)	25,000	25,000
Scotia Capital USA, Inc., (0.32%, dated 12/31/21, due 1/3/22; proceeds $50,001; fully collateralized by various Corporate Bonds; 0.55% - 5.55% due 8/16/23 - 6/15/52; valued at $52,500)	50,000	50,000
Scotia Capital USA, Inc., (0.42%, dated 12/31/21, due 1/3/22; proceeds $10,000; fully collateralized by various Corporate Bonds; 3.50% - 7.88% due 5/19/22 - 3/15/25; valued at $10,599)	10,000	10,000
Societe Generale, (0.15%, dated 12/31/21, due 1/3/22; proceeds $68,001; fully collateralized by various Corporate Bonds; 0.20% - 7.88% due 2/22/22 - 8/16/77; valued at $71,401) (e)	68,000	68,000
Societe Generale, (0.19% (c), dated 9/16/21, due 3/16/22; proceeds $210,201; fully collateralized by various Common Stocks valued at $220,622) (Demand 1/3/22)	210,000	210,000
Societe Generale, (0.19% (c), dated 11/9/21, due 5/10/22; proceeds $57,055; fully collateralized by various Common Stocks valued at $59,901) (Demand 1/3/22)	57,000	57,000
Societe Generale, (0.22%, dated 12/31/21, due 1/3/22; proceeds $185,003; fully collateralized by various Corporate Bonds; 0.75% - 13.00% due 3/15/22 - 4/4/79; valued at $195,906) (e)	185,000	185,000

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

TD Securities USA LLC, (0.14%, dated 12/31/21, due 1/3/22; proceeds $115,001; fully collateralized by various Corporate Bonds; 0.65% - 8.20% due 4/1/22 - 3/25/61; valued at $120,750) (e)	115,000	115,000
Wells Fargo Securities LLC, (0.17%, dated 12/31/21, due 1/3/22; proceeds $5,001; fully collateralized by a Corporate Bonds; 6.40% due 5/15/37; valued at $5,251)	5,000	5,000
Wells Fargo Securities LLC, (0.22%, dated 12/29/21, due 1/5/22; proceeds $100,004; fully collateralized by various Common Stocks and Preferred Stocks valued at $105,000)	100,000	100,000
Wells Fargo Securities LLC, (0.23%, dated 12/27/21, due 1/3/22; proceeds $50,002; fully collateralized by a Corporate Bonds; 2.51% - 7.65% due 5/1/25 - 5/5/45; valued at $52,500) (e)	50,000	50,000
Wells Fargo Securities LLC, (0.34%, dated 11/1/21, due 1/28/22; proceeds $60,050; fully collateralized by a Corporate Bonds; 0.59% - 6.05% due 11/1/22 - 4/28/61; valued at $63,000) (e)	60,000	60,000
Wells Fargo Securities LLC, (0.35%, dated 10/20/21, due 1/20/22; proceeds $125,112; fully collateralized by various Common Stocks and Preferred Stocks valued at $131,250)	125,000	125,000
Wells Fargo Securities LLC, (0.35%, dated 10/28/21, due 1/26/22; proceeds $70,061; fully collateralized by various Common Stocks and Preferred Stocks valued at $72,700)	70,000	70,000
Total Repurchase Agreements (Cost $3,573,000)		3,573,000

Time Deposits (1.3%)
International Banks (1.3%)
Bank of Nova Scotia (Toronto Branch)
0.06%, 1/3/22	5,000	5,000
National Bank of Canada (Montreal Branch)
0.04%, 1/3/22	147,000	147,000
Total Time Deposits (Cost $152,000)		152,000
Total Investments (99.6%) (Cost $11,879,616) (f)(g)		11,879,424
Other Assets in Excess of Liabilities (0.4%)		44,489
Net Assets (100.0%)		$11,923,913

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Amount is less than 0.05%.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2021.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2021, the Fund did not engage in any cross-trade transactions.
(g)	At December 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $836,000 and the aggregate gross unrealized depreciation is approximately $1,028,000, resulting in net unrealized depreciation of approximately $192,000.

LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Portfolio Composition
Classification	Percentage of Total Investments
Floating Rate Notes	32.4%
Repurchase Agreements	30.1
Commercial Paper	17.4
Corporate Bonds	9.2
Certificates of Deposit	8.5
Other*	2.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (a) (44.8%)
County of Daviess, KY, Solid Waste Disposal Facilities Revenue
Ser 1993-A (AMT)
0.12%, 12/1/23	$4,000	$4,000
Gibson County, IN, Pollution Control Revenue Adjustment Right Bond Toyota Motor Manufacturing 1999A
0.10%, 1/1/29	3,000	3,000
County of Perry, MS, Mississippi Pollution Control Refunding Revenue Bonds (Leaf River Cellulose, LIC Project) Series 2021
0.17%, 10/1/41	5,000	5,000
Iowa State Finance Authority, LA,
Midwestern Disaster Area Revenue Bonds Archer-Daniels-Midland Company Project Ser 2012
0.16%, 12/1/45	5,000	5,000
Solid Waste Facilities Revenue Bonds, Mid America Energy Company Project
Ser 2016 B (AMT)
0.16%, 12/1/46	3,500	3,500
Ser 2017
0.13%, 12/1/47	3,500	3,500
Kentucky Economic Development Finance Authority, KY, Catholic Health Initiatives Ser 2004 C
0.17%, 5/1/34	6,200	6,200
Metropolitan Washington Airports Authority, DC, Airport System Subser 2011 A-1
0.13%, 10/1/39	2,900	2,900
Parish of St James, LA, State of Louisiana Revenue Bonds, Nucor Steel Louisiana LLC Project, Ser 2010B-1, Gulf Opportunity Zone Bonds
0.15%, 11/1/40	1,000	1,000
RBC Municipal Products Trust, Inc., CO, City and County of Denver Airport System – Subordinate Bonds Floater Certificates Ser 2019-G114
0.35%, 12/1/26 (b)	1,500	1,500
RBC Municipal Products Trust, Inc., FL, Broward County Port Facilities Revenue Ser B Floater Certificates Ser 2019-G115
0.35%, 9/1/27 (b)	2,000	2,000
RBC Municipal Products Trust, Inc., MO, Health and Educational Facilities Authority of The State of Missouri SSM Health Ser 2019 A Floater Certificates Ser 2019-C17
0.15%, 12/1/39 (b)	3,000	3,000
RBC Municipal Products Trust, Inc., NY, New York City Variable Ser 2006 Subser I-5 Floater Certificates Ser 2019-E133
0.13%, 5/1/23 (b)	4,000	4,000
RBC Municipal Products Trust, Inc., SC, Transportation Infrastructure Bank Ser 2017 A, Floater Certificates Ser 2019-G109
0.30%, 10/1/25 (b)	1,500	1,500
RBC Municipal Products Trust, Inc., NA,
Various States Certificates E-140
0.13%, 10/1/24 (b)	2,000	2,000
Various States Certificates E-141
0.13%, 12/1/23 (b)	2,000	2,000
Various States Certificates E-150
0.13%, 5/1/27 (b)	5,000	5,000
Utah Water Finance Agency, UT, Ser 2008 B
0.13%, 10/1/37	7,000	7,000
Washington County, NE, Nebraska Industrial Development Revenue Bonds Ser 2010B
0.14%, 12/1/40	5,000	5,000
Total Weekly Variable Rate Bonds (Cost $67,100)		67,100

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Daily Variable Rate Bonds (a) (14.0%)
Bay County, FL, Florida Industrial Development Revenue Bonds (Gulf Power Company Project), Ser 2020
0.10%, 6/1/50	6,900	6,900
Columbia, AL, Industrial Development Board Pollution Control Revenue, Alabama Power Company Project Ser 2014B
0.12%, 12/1/37	1,900	1,900
Indiana Finance Authority, IN, Environmental Refunding Duke Energy Indiana Inc Ser 2009 A-4
0.10%, 12/1/39	4,000	4,000
JP Morgan Chase & Co., OT, Variable Rate Muni Term Preferred - Invesco Value Municipal Income Trust PUTTERs Ser 5027 (AMT)
0.22%, 12/1/24 (b)	3,000	3,000
West Jefferson, AL, Industrial Development Board Solid Waste Disposal Revenue Alabama Power- Miller Plant Ser 2008 (AMT)
0.12%, 12/1/38	5,200	5,200
Total Daily Variable Rate Bonds (Cost $21,000)		21,000

Closed-End Investment Companies (a) (7.6%)
BlackRock MuniYield Quality Fund III, Inc. (MYI), OT, VRDP (AMT)
0.22%, 6/1/41 (b)	1,400	1,400
Nuveen AMT-Free Municipal Credit Income Fund, OT, MFP Share Ser B
0.30%, 3/1/29 (b)	5,000	5,000
Nuveen New York AMT-Free Quality Municipal Income Fund, 800 Ser E (AMT)
0.30%, 5/1/47 (b)	5,000	5,000
Total Closed-End Investment Companies (Cost $11,400)		11,400

Floating Rate Notes (a) (5.9%)
Douglas County Hospital Authority No. 2, NE, Revenue Health Facilities Bonds Nebraska Medicine 2020 A
0.60%, 5/15/33	5,000	5,000
New York City Cultural Resources Trust, American Museum of Natural History Ser 2014 B1
0.15%, 4/1/44	3,800	3,800
Total Floating Rate Notes (Cost $8,800)		8,800

Quarterly Variable Rate Bonds (a) (11.1%)
County of Franklin, OH, CHE Trinity Health Credit Group, Ser 2013
0.10%, 12/1/46	3,000	3,000
Lewisburg, TN, Industrial Development Board Solid Waste Disposal Waste Management Tennessee Project Ser 2012 (AMT)
0.18%, 7/2/35	1,500	1,500
Miami-Dade County, FL, Industrial Development Authority Solid Waste Waste Management Inc. of Florida Project, Ser 2011 (AMT)
0.40%, 11/1/41	2,000	2,000
New York State Environmental Facilities Corporation, NY, Solid Waste Disposal Refunding Revenue Bonds, Waste Management Inc. Project, Series 2012
0.18%, 5/1/30	3,000	3,000
Pennsylvania Economic Development Financing Authority, PA, Solid Waste Refunding Revenue Bonds Ser 2010 A (AMT) And Ser 2010 B (Non AMT)
0.20%, 12/1/30	1,200	1,200
Ser 2019A (AMT)
0.18%, 4/1/34	3,000	3,000
The Industrial Development Authority of The City of Phoenix, AZ, Solid Waste Disposal Revenue Refunding Bonds Ser 2013
0.20%, 12/1/35	3,000	3,000
Total Quarterly Variable Rate Bonds (Cost $16,700)		16,700

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2021 (unaudited)(cont’d)

Commercial Paper (c) (14.1%)
Lincoln Nebraska, NE, Electric System Revenue IAM Commercial Paper 3/A2 Ser 1995
0.09%, 2/7/22	6,000	6,000
Mercer County, ND, Pollution Control Revenue IAM Commercial Paper Notes 3/A2 Ser 1
0.18%, 2/10/22	7,000	7,000
Omaha Public Power District Nebraska, NE, Revenue IAM Commercial Paper 3/A2 Ser A 522
0.10%, 1/21/22	3,950	3,950
Port of Seattle, WA, Revenue IAM Commercial Paper Notes 3/A2 Ser B-1
0.12%, 2/7/22	4,200	4,200
Total Commercial Paper (Cost $21,150)		21,150

Municipal Bonds & Notes (4.5%)
Milford Exempt Village School District, OH, Ohio School Improvement (General Obligation Unlimited Tax) BANs, Series 2022
1.63%, 4/5/22 (d)	3,000	3,011
Pioneer Valley Transit Authority, MA, Massachusetts RANs
1.50%, 7/15/22	3,500	3,523
The Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds Ser 2021A
4.00%, 6/1/22	250	254
Total Municipal Bonds & Notes (Cost $6,787)		6,788
Total Investments (102.0%) (Cost $152,937) (e)(f)(g)		152,938
Liabilities in Excess of Other Assets (–2.0%)		(2,992)
Net Assets (100.0%)		$149,946

(a)	Floating or variable rate securities: The rates disclosed are as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	The rates shown are the effective yields at the date of purchase.
(d)	All or a portion of the security is subject to delayed delivery.
(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2021, the Fund did not engage in any cross-trade transactions.
(g)	At December 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,000 and the aggregate gross unrealized depreciation is approximately $0, resulting in net unrealized appreciation of approximately $1,000.

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
MFP	Municipal Fund Preferred.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.

Portfolio Composition
Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	43.9%
Commercial Paper	13.8
Daily Variable Rate Bonds	13.7
Quarterly Variable Rate Bonds	10.9
Closed-End Investment Companies	7.5
Floating Rate Notes	5.8
Other*	4.4
Total Investments	100.0%

*   Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments ▪ December 31, 2021 (unaudited)

In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate (“IBOR”) based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management evaluated the impact of ASU 2020-04 on the Funds’ investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform and does not expect there will be any significant impact to the Funds.

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (“MSIM Limited”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (10) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (11) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$12	$—	$12
Agency Fixed Rate Mortgages	—	146,341	—	146,341
Asset-Backed Securities	—	119,052	—	119,052
Collateralized Mortgage Obligations - Agency Collateral Series	—	15,240	—	15,240
Commercial Mortgage-Backed Securities	—	63,521	—	63,521
Corporate Bonds	—	312,568	—	312,568
Mortgages - Other	—	183,571	—	183,571
Municipal Bonds	—	4,727	—	4,727
Sovereign	—	55,356	—	55,356
Supranational	—	2,064	—	2,064
U.S. Treasury Securities	—	9,491	—	9,491
Variable Rate Senior Loan Interests	—	23,703	—	23,703
Total Fixed Income Securities	—	935,646	—	935,646
Short-Term Investments
Investment Company	91,825	—	—	91,825
U.S. Treasury Securities	—	18,481	—	18,481
Total Short-Term Investments	91,825	18,481	—	110,306
Foreign Currency Forward Exchange Contracts	—	252	—	252
Futures Contracts	1,521	—	—	1,521
Total Assets	93,346	954,379	—	1,047,725
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(318)	—	(318)
Futures Contracts	(461)	—	—	(461)
Total Liabilities	(461)	(318)	—	(779)
Total	$92,885	$954,061	$—	$1,046,946

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Corporate Bonds	$—	$169,443	$—	$169,443
Short-Term Investments
Investment Company	3,922	—	—	3,922
U.S. Treasury Security	—	1,863	—	1,863
Total Short-Term Investments	3,922	1,863	—	5,785
Foreign Currency Forward Exchange Contract	—	—@	—	—@
Futures Contracts	185	—	—	185
Total Assets	4,107	171,306	—	175,413
Liabilities:
Foreign Currency Forward Exchange Contract	—	(2)	—	(2)
Futures Contracts	(627)	—	—	(627)
Total Liabilities	(627)	(2)	—	(629)
Total	$3,480	$171,304	$—	$174,784

@	Value is less than $500.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Discovery
Assets:
Common Stocks
Biotechnology	$40,316	$—	$—	$40,316
Consumer Finance	33,816	—	—	33,816
Entertainment	199,066	—	—	199,066
Equity Real Estate Investment Trusts (REITs)	20,231	—	—	20,231
Health Care Providers & Services	96,177	—	—	96,177
Health Care Technology	255,537	—	—	255,537
Information Technology Services	951,020	—	—	951,020
Interactive Media & Services	280,625	—	—	280,625
Internet & Direct Marketing Retail	196,168	—	—	196,168
Leisure Products	78,130	—	—	78,130
Life Sciences Tools & Services	36,350	—	—	36,350
Pharmaceuticals	107,947	—	—	107,947
Real Estate Management & Development	67,159	—	—	67,159
Software	738,236	51,651	—	789,887
Specialty Retail	111,379	—	—	111,379
Total Common Stocks	3,212,157	51,651	—	3,263,808
Preferred Stocks
Internet & Direct Marketing Retail	1,403	—	—	1,403
Software	—	—	32,556	32,556
Total Preferred Stocks	1,403	—	32,556	33,959
Investment Company	34,496	—	—	34,496
Warrant	441	—	—	441
Call Options Purchased	—	5,278	—	5,278
Short-Term Investments
Investment Company	84,867	—	—	84,867
Repurchase Agreements	—	4,051	—	4,051
Total Short-Term Investments	84,867	4,051	—	88,918
Total Assets	$3,333,364	$60,980	$32,556	$3,426,900

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred	Derivative
Discovery	Stock (000)	Contract — PIPE (000)
Beginning Balance	$31,810	$(2,197)
Purchases	-	-
Sales	-	-
PIPE transactions	-	2,197
Amortization of discount	-	-
Transfers in	-	-
Transfers out	-	-
Corporate actions	-	-
Change in unrealized appreciation (depreciation)	746	-
Realized gains (losses)	-	-
Ending Balance	$32,556	$-
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2021	$746	$-

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of December 31, 2021.

	Fair Value at					Impact to
	December 31, 2021	Valuation	Unobservable			Valuation from an
Discovery	(000)	Technique	Input	Amount*		Increase in Input**
Preferred Stock	$32,556	Market Transaction Method	Precedent Transaction	$220.45		Increase

		Discounted Cash Flow	Weighted Average
			Cost of Capital	11.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase

		Market Comparable Companies	Enterprise
			Value/Revenue	38.5	x	Increase
			Discount for Lack
			of Marketability	12.0%		Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Dynamic Value
Assets:
Common Stocks
Aerospace & Defense	$185	$—	$—	$185
Air Freight & Logistics	80	—	—	80
Automobiles	104	—	—	104
Banks	477	—	—	477
Beverages	48	—	—	48
Biotechnology	371	—	—	371
Building Products	94	—	—	94
Capital Markets	208	—	—	208
Chemicals	164	—	—	164
Commercial Services & Supplies	31	—	—	31
Construction & Engineering	43	—	—	43
Consumer Finance	277	—	—	277
Containers & Packaging	77	—	—	77
Diversified Consumer Services	133	—	—	133
Diversified Financial Services	72	—	—	72
Diversified Telecommunication Services	166	—	—	166
Electric Utilities	315	—	—	315
Electronic Equipment, Instruments & Components	183	—	—	183
Energy Equipment & Services	75	—	—	75
Equity Real Estate Investment Trusts (REITs)	731	—	—	731
Food & Staples Retailing	141	—	—	141
Food Products	302	—	—	302
Gas Utilities	121	—	—	121
Health Care Providers & Services	789	—	—	789
Hotels, Restaurants & Leisure	126	—	—	126
Household Durables	190	—	—	190
Household Products	96	—	—	96
Information Technology Services	535	—	—	535
Insurance	417	—	—	417
Internet & Direct Marketing Retail	27	—	—	27
Life Sciences Tools & Services	70	—	—	70
Machinery	484	—	—	484
Media	489	—	—	489
Metals & Mining	212	—	—	212
Multi-Line Retail	28	—	—	28
Multi-Utilities	63	—	—	63
Oil, Gas & Consumable Fuels	373	—	—	373
Personal Products	98	—	—	98
Pharmaceuticals	452	—	—	452
Professional Services	154	—	—	154
Real Estate Management & Development	43	—	—	43
Road & Rail	150	—	—	150
Semiconductors & Semiconductor Equipment	313	—	—	313
Software	145	—	—	145
Specialty Retail	199	—	—	199
Tech Hardware, Storage & Peripherals	136	—	—	136
Thrifts & Mortgage Finance	226	—	—	226
Trading Companies & Distributors	91	—	—	91
Total Common Stocks	10,304	—	—	10,304
Short-Term Investment
Investment Company	34	—	—	34
Total Return Swap Agreements	—	175	—	175
Total Assets	10,338	175	—	10,513
Liabilities:
Total Return Swap Agreements	—	(89)	—	(89)
Total	$10,338	$86	$—	$10,424

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)

Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$15		$—	$15
Agency Fixed Rate Mortgages	—	16,320		—	16,320
Asset-Backed Securities	—	2,239		—	2,239
Commercial Mortgage-Backed Securities	—	1,746		—	1,746
Corporate Bonds	—	61,413		—	61,413
Mortgages - Other	—	3,551		—	3,551
Sovereign	—	145,844		—	145,844
Supranational	—	6,277		—	6,277
U.S. Treasury Securities	—	19,508		—	19,508
Total Fixed Income Securities	—	256,913		—	256,913
Common Stocks
Aerospace & Defense	2,147	75		—	2,222
Air Freight & Logistics	596	521		—	1,117
Airlines	82	20		—	102
Auto Components	449	53		—	502
Automobiles	2,467	1,158		—	3,625
Banks	10,208	1,874		—	12,082
Beverages	2,803	116		—	2,919
Biotechnology	2,442	154		—	2,596
Building Products	801	394		—	1,195
Capital Markets	4,432	1,002		—	5,434
Chemicals	2,797	1,257		—	4,054
Commercial Services & Supplies	675	41		—	716
Communications Equipment	835	309		—	1,144
Construction & Engineering	3,686	656		—	4,342
Construction Materials	402	169		—	571
Consumer Finance	607	—		—	607
Containers & Packaging	411	—		—	411
Distributors	135	—		—	135
Diversified Consumer Services	24	—		—	24
Diversified Financial Services	1,104	420		—	1,524
Diversified Telecommunication Services	1,447	824		—	2,271
Electric Utilities	2,139	975		—	3,114
Electrical Equipment	1,243	557		—	1,800
Electronic Equipment, Instruments & Components	787	147		—	934
Energy Equipment & Services	188	23	†	—	211	†
Entertainment	1,982	24		—	2,006
Equity Real Estate Investment Trusts (REITs)	3,616	15		—	3,631
Food & Staples Retailing	2,417	132		—	2,549
Food Products	1,236	2,146		—	3,382
Gas Utilities	200	114		—	314
Health Care Equipment & Supplies	3,216	886		—	4,102
Health Care Providers & Services	2,773	175		—	2,948
Health Care Technology	176	—		—	176
Hotels, Restaurants & Leisure	8,550	140		—	8,690
Household Durables	5,447	25		—	5,472
Household Products	1,554	196		—	1,750
Independent Power Producers & Energy Traders	171	20		—	191
Industrial Conglomerates	1,196	687		—	1,883
Information Technology Services	6,357	207		—	6,564
Insurance	4,223	1,596		—	5,819
Interactive Media & Services	6,230	45		—	6,275
Internet & Direct Marketing Retail	4,357	175		—	4,532
Leisure Products	54	—		—	54
Life Sciences Tools & Services	2,070	374		—	2,444
Machinery	1,817	1,403		—	3,220
Marine	23	227		—	250
Media	1,447	30		—	1,477
Metals & Mining	3,223	118		—	3,341
Multi-Line Retail	856	—		—	856
Multi-Utilities	1,253	270		—	1,523
Oil, Gas & Consumable Fuels	13,398	558		—	13,956
Paper & Forest Products	100	197		—	297
Personal Products	1,410	49		—	1,459
Pharmaceuticals	5,599	3,668		—	9,267
Professional Services	1,566	130		—	1,696
Real Estate Management & Development	581	383		—	964
Road & Rail	1,803	—		—	1,803
Semiconductors & Semiconductor Equipment	8,182	286		—	8,468
Software	10,429	898	†	—	11,327	†
Specialty Retail	2,391	230		—	2,621
Tech Hardware, Storage & Peripherals	6,977	68		—	7,045
Textiles, Apparel & Luxury Goods	2,707	837		—	3,544
Tobacco	995	54		—	1,049
Trading Companies & Distributors	729	66		—	795
Transportation Infrastructure	262	878		—	1,140
Water Utilities	201	—		—	201
Wireless Telecommunication Services	439	33		—	472
Total Common Stocks	165,120	28,085	†	—	193,205	†
Short-Term Investments
Investment Company	95,283	—		—	95,283
U.S. Treasury Security	—	2,289		—	2,289
Total Short-Term Investments	95,283	2,289		—	97,572
Foreign Currency Forward Exchange Contracts	—	399		—	399
Futures Contracts	530	—		—	530
Interest Rate Swap Agreements	—	1,259		—	1,259
Total Return Swap Agreements	—	9,450		—	9,450
Total Assets	260,933	298,395	†	—	559,328	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(685)		—	(685)
Futures Contracts	(1,116)	—		—	(1,116)
Interest Rate Swap Agreements	—	(436)		—	(436)
Total Return Swap Agreements	—	(4,230)		—	(4,230)
Total Liabilities	(1,116)	(5,351)		—	(6,467)
Total	$259,817	$293,044	†	$—	$552,861	†

†	Includes one or more securities valued at zero.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)

High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$167,637		$—		$167,637
Variable Rate Senior Loan Interests	—	5,087	†	—		5,087	†
Total Fixed Income Securities	—	172,724	†	—		172,724	†
Common Stocks
Auto Components	—	—	†	—		—	†
Equity Real Estate Investment Trusts	—	4		—		4
Machinery	—	—		—	†	—	†
Semiconductors & Semiconductor Equipment	—	23		—		23
Transportation	—	121		—		121
Total Common Stocks	—	148	†	—	†	148	†
Warrant	—	65		—		65
Short-Term Investment
Investment Company	1,315	—		—		1,315
Total Assets	$1,315	$172,937	†	$—	†	$174,252	†

† Includes one or more securities valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield	Common Stock (000)
Beginning Balance	$-	†
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	-
Realized gains (losses)	-
Ending Balance	$-	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2021	$-

†	Includes one security valued at zero.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short Duration
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$657	$—	$657
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed)	—	193	—	193
Agency Fixed Rate Mortgages	—	765	—	765
Asset-Backed Securities	—	77,562	—	77,562
Collateralized Mortgage Obligations - Agency Collateral Series	—	777	—	777
Commercial Mortgage-Backed Securities	—	17,221	—	17,221
Corporate Bonds	—	320,561	—	320,561
Mortgages - Other	—	69,392	—	69,392
Municipal Bonds	—	814	—	814
Sovereign	—	2,050	—	2,050
Supranational	—	2,941	—	2,941
Total Fixed Income Securities	—	492,933	—	492,933
Investment Company	20,744	—	—	20,744
Short-Term Investments
Investment Company	1,542	—	—	1,542
U.S. Treasury Security	—	1,349	—	1,349
Total Short-Term Investments	1,542	1,349	—	2,891
Futures Contract	73	—	—	73
Total Assets	22,359	494,282	—	516,641
Liabilities:
Futures Contracts	(273)	—	—	(273)
Total	$22,086	$494,282	$—	$516,368

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Strategic Income
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$6,393	$—	$6,393
Collateralized Mortgage Obligations - Agency Collateral Series	—	4	—	4
Commercial Mortgage-Backed Securities	—	1,880	—	1,880
Corporate Bonds	—	11,798	—	11,798
Mortgages - Other	—	5,363	—	5,363
Sovereign	—	693	—	693
Total Fixed Income Securities	—	26,131	—	26,131
Short-Term Investments
Investment Company	1,260	—	—	1,260
U.S. Treasury Security	—	255	—	255
Total Short-Term Investments	1,260	255	—	1,515
Foreign Currency Forward Exchange Contracts	—	3	—	3
Futures Contracts	7	—	—	7
Total Assets	1,267	26,389	—	27,656
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(6)	—	(6)
Futures Contracts	(16)	—	—	(16)
Credit Default Swap Agreement	—	(5)	—	(5)
Total Liabilities	(16)	(11)	—	(27)
Total	$1,251	$26,378	$—	$27,629

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Income
Assets:
Short-Term Investments
Certificates of Deposit	$—	$1,004,191	$—	$1,004,191
Commercial Paper	—	2,070,065	—	2,070,065
Corporate Bonds	—	1,095,427	—	1,095,427
Floating Rate Notes	—	3,851,127	—	3,851,127
Municipal Bond	—	133,614	—	133,614
Repurchase Agreements	—	3,573,000	—	3,573,000
Time Deposits	—	152,000	—	152,000
Total Short-Term Investments	—	11,879,424	—	11,879,424
Total Assets	$—	$11,879,424	$—	$11,879,424

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Municipal Income
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	$—	$67,100	$—	$67,100
Daily Variable Rate Bonds	—	21,000	—	21,000
Closed-End Investment Companies	—	11,400	—	11,400
Floating Rate Notes	—	8,800	—	8,800
Quarterly Variable Rate Bonds	—	16,700	—	16,700
Commercial Paper	—	21,150	—	21,150
Municipal Bonds & Notes	—	6,788	—	6,788
Total Short-Term Investments	—	152,938	—	152,938
Total Assets	$—	$152,938	$—	$152,938

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.